UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.682% 9/26/33 ●	168,696	$183,050
Fannie Mae REMIC Trust
Series 2002-W11 AV1 2.556%
(LIBOR01M + 0.34%, Floor 0.17%)
11/25/32 ●	783	766
Total Agency Asset-Backed Securities
(cost $168,741)		183,816

Agency Collateralized Mortgage
Obligations – 8.42%
Fannie Mae Connecticut Avenue
Securities
Series 2017-C04 2M2 5.066%
(LIBOR01M + 2.85%) 11/25/29 ●	5,050,000	5,319,878
Series 2018-C01 1M2 4.466%
(LIBOR01M + 2.25%, Floor 2.25%)
7/25/30 ●	1,690,000	1,728,522
Series 2018-C02 2M2 4.416%
(LIBOR01M + 2.20%, Floor 2.20%)
8/25/30 ●	1,530,000	1,549,736
Series 2018-C03 1M2 4.366%
(LIBOR01M + 2.15%, Floor 2.15%)
10/25/30 ●	1,330,000	1,347,127
Series 2018-C05 1M2 4.566%
(LIBOR01M + 2.35%, Floor 2.35%)
1/25/31 ●	1,295,000	1,316,049
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	317	339
Series 2002-T4 A3 7.50% 12/25/41	6,278	7,039
Series 2004-T1 1A2 6.50% 1/25/44	5,639	6,215
Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 Σ	158,360	29,684
Series 418 C12 3.00% 8/25/33 Σ	5,423,420	702,164
Series 419 C3 3.00% 11/25/43 Σ	1,166,921	233,283
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42 ●	13,842	14,731
Series 2004-W11 1A2 6.50% 5/25/44	23,852	26,196
Fannie Mae REMICs
Series 2008-15 SB 4.384% (6.60%
minus LIBOR01M, Cap 6.60%)
8/25/36 Σ●	238,237	36,984
Series 2009-94 AC 5.00% 11/25/39	477,395	507,722
Series 2010-41 PN 4.50% 4/25/40	1,628,538	1,675,969
Series 2010-96 DC 4.00% 9/25/25	989,271	1,040,163
Series 2010-116 Z 4.00% 10/25/40	30,494	31,174
Series 2012-60 KI 3.00% 9/25/26 Σ	53,326	3,010
Series 2012-98 DI 3.50% 9/25/27 Σ	2,900,319	294,783
Series 2012-98 IY 3.00% 9/25/27 Σ	1,851,546	166,434
Series 2012-98 KI 3.50% 7/25/27 Σ	5,666,359	538,300
Series 2012-98 MI 3.00% 8/25/31 Σ	2,455,199	271,795
Series 2012-99 AI 3.50% 5/25/39 Σ	1,362,213	140,902
Series 2012-115 MI 3.50% 3/25/42 Σ	557,648	63,311
Series 2012-120 CI 3.50% 12/25/31 Σ	246,316	24,689
Series 2012-120 WI 3.00% 11/25/27 Σ	2,344,018	221,441
Series 2012-121 ID 3.00% 11/25/27 Σ	102,971	9,666
Series 2012-125 MI 3.50% 11/25/42 Σ	49,856	10,903
Series 2012-128 IC 3.00% 11/25/32 Σ	4,725,139	605,966
Series 2012-132 AI 3.00% 12/25/27 Σ	3,216,204	286,074
Series 2012-137 AI 3.00% 12/25/27 Σ	1,105,508	97,665
Series 2012-137 WI 3.50% 12/25/32 Σ	789,668	118,401
Series 2012-139 NS 4.484% (6.70%
minus LIBOR01M, Cap 6.70%)
12/25/42 Σ●	6,338,447	1,322,336
Series 2012-144 EI 3.00% 1/25/28 Σ	1,459,075	122,810
Series 2012-144 PI 3.50% 6/25/42 Σ	894,185	118,338
Series 2012-146 IO 3.50% 1/25/43 Σ	4,153,910	833,735
Series 2012-149 IC 3.50% 1/25/28 Σ	2,965,020	309,620
Series 2013-1 YI 3.00% 2/25/33 Σ	3,829,721	502,170
Series 2013-6 ZJ 3.00% 2/25/43	58,776	50,292
Series 2013-7 EI 3.00% 10/25/40 Σ	1,466,715	196,316
Series 2013-20 IH 3.00% 3/25/33 Σ	83,566	11,700
Series 2013-23 IL 3.00% 3/25/33 Σ	69,939	9,683
Series 2013-26 ID 3.00% 4/25/33 Σ	1,921,543	269,039
Series 2013-28 YB 3.00% 4/25/43	52,000	47,499
Series 2013-31 MI 3.00% 4/25/33 Σ	623,555	87,886
Series 2013-31 NT 3.00% 4/25/43	46,748	45,244
Series 2013-35 IB 3.00% 4/25/33 Σ	2,717,671	352,714
Series 2013-35 IG 3.00% 4/25/28 Σ	1,979,134	176,981
Series 2013-38 AI 3.00% 4/25/33 Σ	1,872,145	252,567
Series 2013-41 HI 3.00% 2/25/33 Σ	3,086,661	335,552
Series 2013-43 IX 4.00% 5/25/43 Σ	8,177,509	1,998,502
Series 2013-44 DI 3.00% 5/25/33 Σ	5,678,676	800,728
Series 2013-44 Z 3.00% 5/25/43	71,016	63,925
Series 2013-45 PI 3.00% 5/25/33 Σ	1,254,082	175,653
Series 2013-55 AI 3.00% 6/25/33 Σ	3,245,134	460,015
Series 2013-59 PY 2.50% 6/25/43	290,000	251,534
Series 2013-60 CI 3.00% 6/25/31 Σ	1,068,736	97,368
Series 2013-62 PY 2.50% 6/25/43	23,000	19,612
Series 2013-69 IJ 3.00% 7/25/33 Σ	1,378,440	191,551
Series 2013-92 SA 3.734% (5.95%
minus LIBOR01M, Cap 5.95%)
9/25/43 Σ●	4,659,157	814,814
Series 2013-101 HS 4.284% (6.50%
minus LIBOR01M, Cap 6.50%)
10/25/43 Σ●	1,470,719	305,476
Series 2013-103 SK 3.704% (5.92%
minus LIBOR01M, Cap 5.92%)
10/25/43 Σ●	3,988,320	706,732

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2014-36 ZE 3.00% 6/25/44	1,811,582	$1,596,179
Series 2014-63 KI 3.50% 11/25/33 Σ	665,945	80,185
Series 2014-64 IT 3.50% 6/25/41 Σ	351,394	37,445
Series 2014-68 BS
3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	2,679,140	483,700
Series 2014-72 KZ 3.00% 11/25/44	21,366	18,094
Series 2014-77 AI 3.00% 10/25/40 Σ	50,452	5,731
Series 2014-90 SA
3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	14,957,658	2,437,119
Series 2015-27 SA 4.234% (6.45%
minus LIBOR01M, Cap 6.45%)
5/25/45 Σ●	982,787	186,324
Series 2015-40 GZ 3.50% 5/25/45	1,104,454	1,032,292
Series 2015-43 PZ 3.50% 6/25/45	1,101,083	1,032,836
Series 2015-44 AI 3.50% 1/25/34 Σ	59,967	8,230
Series 2015-44 Z 3.00% 9/25/43	3,568,908	3,126,848
Series 2015-45 AI 3.00% 1/25/33 Σ	63,173	7,097
Series 2015-56 MI 3.50% 10/25/41 Σ	1,075,094	167,335
Series 2015-57 LI 3.50% 8/25/35 Σ	3,994,385	632,090
Series 2015-59 CI 3.50% 8/25/30 Σ	1,507,114	143,888
Series 2015-89 AZ 3.50% 12/25/45	354,413	330,691
Series 2015-90 AZ 3.00% 6/25/41	34,835	30,938
Series 2015-95 SH 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
1/25/46 Σ●	2,521,425	436,228
Series 2016-6 AI 3.50% 4/25/34 Σ	2,335,583	291,667
Series 2016-23 AI 3.50% 2/25/41 Σ	1,009,028	123,459
Series 2016-30 CI 3.00% 5/25/36 Σ	1,793,130	249,071
Series 2016-33 DI 3.50% 6/25/36 Σ	4,574,029	692,826
Series 2016-33 EL 3.00% 6/25/46	219,000	193,213
Series 2016-36 SB 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
3/25/43 Σ●	1,571,685	191,195
Series 2016-40 IO 3.50% 7/25/36 Σ	629,892	104,281
Series 2016-40 ZC 3.00% 7/25/46	989,510	874,817
Series 2016-50 IB 3.00% 2/25/46 Σ	282,071	43,412
Series 2016-51 LI 3.00% 8/25/46 Σ	6,156,134	970,714
Series 2016-55 SK 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
8/25/46 Σ●	2,078,267	386,669
Series 2016-60 LI 3.00% 9/25/46 Σ	3,003,469	458,171
Series 2016-62 IC 3.00% 3/25/43 Σ	8,212,987	978,170
Series 2016-62 SA 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
9/25/46 Σ●	4,251,340	811,435
Series 2016-64 CI 3.50% 7/25/43 Σ	2,274,087	313,794
Series 2016-71 PI 3.00% 10/25/46 Σ	1,604,239	242,047
Series 2016-74 GS 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
10/25/46 Σ●	3,148,863	643,303
Series 2016-77 SA 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
10/25/46 Σ●	297,375	47,693
Series 2016-85 SA 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
11/25/46 Σ●	4,841,137	926,018
Series 2016-95 IO 3.00% 12/25/46 Σ	82,687	14,798
Series 2016-99 DI 3.50% 1/25/46 Σ	1,336,248	252,592
Series 2016-105 SA 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
1/25/47 Σ●	3,000,268	572,053
Series 2017-1 EI 3.50% 9/25/35 Σ	1,024,909	159,768
Series 2017-4 AI 3.50% 5/25/41 Σ	2,361,945	298,484
Series 2017-4 BI 3.50% 5/25/41 Σ	1,393,862	219,019
Series 2017-6 NI 3.50% 3/25/46 Σ	276,944	53,344
Series 2017-8 SG 3.784% (6.00%
minus LIBOR01M, Cap 6.00%)
2/25/47 Σ●	4,063,650	753,190
Series 2017-11 EI 3.00% 3/25/42 Σ	4,116,860	613,541
Series 2017-12 JI 3.50% 5/25/40 Σ	1,183,732	172,749
Series 2017-15 NZ 3.50% 3/25/47	311,784	294,510
Series 2017-16 SM 3.834% (6.05%
minus LIBOR01M, Cap 6.05%)
3/25/47 Σ●	5,189,010	976,327
Series 2017-16 WI 3.00% 1/25/45 Σ	1,148,620	156,766
Series 2017-16 YT 3.00% 7/25/46	682,000	645,718
Series 2017-16 YW 3.00% 3/25/47	1,019,748	920,514
Series 2017-21 ZD 3.50% 4/25/47	1,234,026	1,160,143
Series 2017-24 AI 3.00% 8/25/46 Σ	1,743,059	286,028
Series 2017-25 BL 3.00% 4/25/47	389,000	355,090
Series 2017-26 VZ 3.00% 4/25/47	2,288,580	2,004,268
Series 2017-39 CY 3.50% 5/25/47	2,416,000	2,332,562
Series 2017-40 GZ 3.50% 5/25/47	849,012	801,228
Series 2017-45 JZ 3.00% 6/25/47	294,535	246,534
Series 2017-45 ZK 3.50% 6/25/47	633,859	591,413
Series 2017-46 VG 3.50% 4/25/38	494,000	480,516
Series 2017-61 SB 3.934% (6.15%
minus LIBOR01M, Cap 6.15%)
8/25/47 Σ●	6,816,054	1,286,442
Series 2017-69 SG 3.934% (6.15%
minus LIBOR01M, Cap 6.15%)
9/25/47 Σ●	3,476,457	648,091
Series 2017-77 HZ 3.50% 10/25/47	1,213,684	1,151,215
Series 2017-88 EI 3.00% 11/25/47 Σ	2,933,742	571,896
Series 2017-88 IE 3.00% 11/25/47 Σ	2,108,572	402,777
Series 2017-94 CZ 3.50% 11/25/47	760,993	714,670
Series 2017-96 EZ 3.50% 12/25/47	1,346,655	1,271,160

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2017-99 IE 3.00% 12/25/47 Σ	2,240,190	$453,699
Series 2018-8 MU 3.00% 2/25/48	2,170,000	1,951,334
Series 2018-15 GZ 3.00% 3/25/48	295,113	267,164
Freddie Mac REMICs
Series 3656 PM 5.00% 4/15/40	1,525,102	1,618,354
Series 3939 EI 3.00% 3/15/26 Σ	1,006,262	53,334
Series 4050 EI 4.00% 2/15/39 Σ	2,201,114	213,921
Series 4072 BI 3.50% 7/15/27 Σ	517,930	54,373
Series 4097 VY 1.50% 8/15/42	50,000	41,061
Series 4101 WI 3.50% 8/15/32 Σ	1,263,541	230,086
Series 4102 KG 2.50% 9/15/42	12,000	9,702
Series 4109 AI 3.00% 7/15/31 Σ	4,731,810	574,004
Series 4120 IK 3.00% 10/15/32 Σ	4,234,830	598,521
Series 4120 MI 3.00% 10/15/32 Σ	796,950	116,476
Series 4122 LI 3.00% 10/15/27 Σ	43,005	4,108
Series 4135 AI 3.50% 11/15/42 Σ	3,813,313	802,964
Series 4139 IP 3.50% 4/15/42 Σ	885,837	114,263
Series 4142 HA 2.50% 12/15/32	43,644	42,138
Series 4142 IO 3.00% 12/15/27 Σ	1,575,890	139,574
Series 4146 AI 3.00% 12/15/27 Σ	1,819,862	147,798
Series 4146 IA 3.50% 12/15/32 Σ	2,147,587	334,206
Series 4150 PQ 2.50% 1/15/43	6,412	5,665
Series 4150 UI 3.50% 8/15/32 Σ	5,234,178	573,963
Series 4153 IB 2.50% 1/15/28 Σ	1,132,970	87,509
Series 4156 AI 3.00% 10/15/31 Σ	1,127,136	123,871
Series 4159 KS 3.992% (6.15% minus
LIBOR01M, Cap 6.15%) 1/15/43 Σ●	2,016,465	377,423
Series 4161 IM 3.50% 2/15/43 Σ	841,423	190,444
Series 4171 MN 3.00% 2/15/43	27,000	24,648
Series 4171 Z 3.00% 2/15/43	19,480	17,552
Series 4180 ZB 3.00% 3/15/43	10,177	8,978
Series 4181 DI 2.50% 3/15/33 Σ	1,299,525	157,456
Series 4184 GS 3.962% (6.12% minus
LIBOR01M, Cap 6.12%) 3/15/43 Σ●	2,210,851	414,852
Series 4185 LI 3.00% 3/15/33 Σ	1,540,954	220,617
Series 4186 IB 3.00% 3/15/33 Σ	2,212,935	286,353
Series 4188 JI 3.00% 4/15/33 Σ	3,121,570	356,653
Series 4191 CI 3.00% 4/15/33 Σ	575,965	80,044
Series 4205 AI 2.50% 5/15/28 Σ	549,706	46,979
Series 4210 Z 3.00% 5/15/43	43,660	38,217
Series 4216 KI 3.50% 6/15/28 Σ	2,841,020	280,003
Series 4226 GZ 3.00% 7/15/43	110,906	99,633
Series 4342 CI 3.00% 11/15/33 Σ	770,587	93,475
Series 4391 GZ 2.50% 12/15/40	33,152	30,082
Series 4433 DI 3.00% 8/15/32 Σ	47,524	4,708
Series 4435 DY 3.00% 2/15/35	2,810,000	2,637,680
Series 4449 PI 4.00% 11/15/43 Σ	68,237	13,365
Series 4453 DI 3.50% 11/15/33 Σ	911,124	124,069
Series 4464 DA 2.50% 1/15/43	2,044,161	1,827,142
Series 4494 SA 4.022% (6.18% minus
LIBOR01M, Cap 6.18%) 7/15/45 Σ●	624,528	113,631
Series 4504 IO 3.50% 5/15/42 Σ	1,090,930	130,843
Series 4527 CI 3.50% 2/15/44 Σ	3,145,837	572,135
Series 4531 PZ 3.50% 11/15/45	635,956	586,168
Series 4543 HI 3.00% 4/15/44 Σ	1,230,758	194,531
Series 4574 AI 3.00% 4/15/31 Σ	2,612,599	325,569
Series 4580 MI 3.50% 2/15/43 Σ	162,245	24,970
Series 4581 LI 3.00% 5/15/36 Σ	1,081,210	148,362
Series 4592 WT 5.50% 6/15/46	3,649,164	3,950,875
Series 4594 SG 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 6/15/46 Σ●	6,202,528	1,295,188
Series 4601 IN 3.50% 7/15/46 Σ	11,859,291	2,309,043
Series 4609 QZ 3.00% 8/15/46	967,550	822,444
Series 4610 IB 3.00% 6/15/41 Σ	7,277,219	893,766
Series 4618 SA 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 9/15/46 Σ●	1,654,788	336,742
Series 4623 LZ 2.50% 10/15/46	1,180,160	954,841
Series 4623 MS 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 10/15/46 Σ●	3,564,825	710,970
Series 4625 BI 3.50% 6/15/46 Σ	4,382,791	963,054
Series 4625 PZ 3.00% 6/15/46	808,100	708,141
Series 4627 PI 3.50% 5/15/44 Σ	4,130,405	602,572
Series 4631 GS 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 11/15/46 Σ●	4,485,648	795,587
Series 4636 NZ 3.00% 12/15/46	1,552,297	1,363,751
Series 4644 GI 3.50% 5/15/40 Σ	1,755,778	254,446
Series 4648 MZ 3.00% 6/15/46	411,021	365,362
Series 4648 ND 3.00% 9/15/46	221,000	199,396
Series 4648 SA 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 1/15/47 Σ●	3,436,889	693,876
Series 4650 JE 3.00% 7/15/46	273,000	243,448
Series 4655 WI 3.50% 8/15/43 Σ	1,814,670	313,961
Series 4656 HI 3.50% 5/15/42 Σ	69,411	11,020
Series 4657 JZ 3.50% 2/15/47	443,896	394,668
Series 4657 NW 3.00% 4/15/45	349,000	330,412
Series 4657 PS 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 2/15/47 Σ●	3,831,310	729,153
Series 4660 GI 3.00% 8/15/43 Σ	1,298,393	209,835
Series 4663 AI 3.00% 3/15/42 Σ	2,679,936	379,123
Series 4663 HZ 3.50% 3/15/47	397,291	375,304
Series 4664 ZC 3.00% 9/15/45	287,642	244,561
Series 4665 NI 3.50% 7/15/41 Σ	7,225,001	948,152
Series 4667 CI 3.50% 7/15/40 Σ	150,288	17,661
Series 4667 LI 3.50% 10/15/43 Σ	894,645	154,104
Series 4669 QI 3.50% 6/15/41 Σ	514,295	81,635
Series 4669 QW 3.00% 9/15/44	109,000	100,838
Series 4673 WI 3.50% 9/15/43 Σ	1,972,851	314,199
Series 4674 GI 3.50% 10/15/40 Σ	132,232	15,190
Series 4676 KZ 2.50% 7/15/45	839,171	686,991
Series 4690 WI 3.50% 12/15/43 Σ	2,503,342	403,639
Series 4691 LI 3.50% 1/15/41 Σ	1,743,502	264,383

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Freddie Mac REMICs
Series 4693 EI 3.50% 8/15/42 Σ	1,272,517	$199,894
Series 4700 WI 3.50% 1/15/44 Σ	2,142,074	386,573
Series 4703 CI 3.50% 7/15/42 Σ	3,798,736	532,873
Series 4791 AZ 3.50% 12/15/47	483,997	470,656
Freddie Mac Strips
Series 267 S5 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 8/15/42 Σ●	2,602,387	441,843
Series 299 S1 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 1/15/43 Σ●	2,072,679	340,685
Series 304 C38 3.50% 12/15/27 Σ	1,744,344	157,395
Series 319 S2 3.842% (6.00% minus
LIBOR01M, Cap 6.00%) 11/15/43 Σ●	1,602,272	286,180
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 5.066%
(LIBOR01M + 2.85%) 4/25/28 ●	799,392	827,583
Series 2015-HQA1 M2 4.866%
(LIBOR01M + 2.65%) 3/25/28 ●	420,626	427,581
Series 2016-DNA3 M2 4.216%
(LIBOR01M + 2.00%) 12/25/28 ●	527,588	534,512
Series 2016-DNA4 M2 3.516%
(LIBOR01M + 1.30%, Floor 1.30%)
3/25/29 ●	575,000	580,403
Series 2016-HQA2 M2 4.466%
(LIBOR01M + 2.25%) 11/25/28 ●	582,965	595,176
Series 2017-DNA1 M2 5.466%
(LIBOR01M + 3.25%, Floor 3.25%)
7/25/29 ●	2,250,000	2,462,529
Series 2017-DNA3 M2 4.716%
(LIBOR01M + 2.50%) 3/25/30 ●	6,530,000	6,832,911
Series 2017-HQA3 M2 4.566%
(LIBOR01M + 2.35%) 4/25/30 ●	4,685,000	4,835,864
Series 2018-DNA1 M2 4.016%
(LIBOR01M + 1.80%) 7/25/30 ●	2,555,000	2,538,831
Series 2018-HQA1 M2 4.516%
(LIBOR01M + 2.30%) 9/25/30 ●	2,000,000	2,024,822
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	9,972	11,171
Series T-58 2A 6.50% 9/25/43 ⧫	3,615	4,046
GNMA
Series 2010-113 KE 4.50% 9/20/40	3,824,221	4,012,252
Series 2011-157 SG 4.435% (6.60%
minus LIBOR01M, Cap 6.60%)
12/20/41 Σ●	2,270,219	436,006
Series 2012-61 PI 3.00% 4/20/39 Σ	127,609	9,761
Series 2012-136 MX 2.00% 11/20/42	520,000	441,159
Series 2013-113 LY 3.00% 5/20/43	378,000	348,158
Series 2015-44 AI 3.00% 8/20/41 Σ	155,171	15,924
Series 2015-64 GZ 2.00% 5/20/45	1,407,715	1,058,936
Series 2015-74 CI 3.00% 10/16/39 Σ	2,379,364	284,404
Series 2015-76 MZ 3.00% 5/20/45	1,108,348	1,026,972
Series 2015-111 IH 3.50% 8/20/45 Σ	3,733,387	540,886
Series 2015-127 LM 3.00% 9/20/45	296,000	265,985
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,476,844
Series 2015-142 AI 4.00% 2/20/44 Σ	683,665	92,947
Series 2015-157 HZ 3.00% 10/20/45	59,413	51,009
Series 2016-32 MS 3.885% (6.05%
minus LIBOR01M, Cap 6.05%)
3/20/46 Σ●	154,805	26,869
Series 2016-75 JI 3.00% 9/20/43 Σ	9,820,661	1,495,250
Series 2016-80 JZ 3.00% 6/20/46	28,883	24,268
Series 2016-89 QS 3.885% (6.05%
minus LIBOR01M, Cap 6.05%)
7/20/46 Σ●	2,533,553	503,375
Series 2016-103 DY 2.50% 8/20/46	58,000	48,940
Series 2016-108 SK 3.885% (6.05%
minus LIBOR01M, Cap 6.05%)
8/20/46 Σ●	3,703,779	692,856
Series 2016-108 YL 3.00% 8/20/46	3,164,000	2,942,582
Series 2016-115 SA 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
8/20/46 Σ●	6,832,195	1,238,419
Series 2016-116 GI 3.50% 11/20/44 Σ	4,405,519	678,945
Series 2016-118 DI 3.50% 3/20/43 Σ	4,956,467	692,760
Series 2016-118 ES 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46 Σ●	2,894,220	542,827
Series 2016-120 IA 3.00% 2/20/46 Σ	209,649	32,697
Series 2016-120 NS 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46 Σ●	5,277,279	1,004,068
Series 2016-121 JS 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46 Σ●	3,839,817	727,000
Series 2016-126 NS 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46 Σ●	2,730,700	533,782
Series 2016-134 MW 3.00% 10/20/46	213,000	203,771
Series 2016-134 MZ 3.00% 10/20/46	1,546,300	1,385,329
Series 2016-147 ST 3.885% (6.05%
minus LIBOR01M, Cap 6.05%)
10/20/46 Σ●	2,640,344	504,072
Series 2016-149 GI 4.00% 11/20/46 Σ	2,751,301	627,599
Series 2016-156 PB 2.00% 11/20/46	794,000	613,298
Series 2016-159 MI 3.00% 3/20/46 Σ	241,602	38,749
Series 2016-160 GI 3.50% 11/20/46 Σ	3,094,488	723,440

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2016-160 GS 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
11/20/46 Σ●	7,037,108	$1,358,924
Series 2016-160 VZ 2.50% 11/20/46	436,536	342,343
Series 2016-163 MI 3.50% 11/20/46 Σ	2,231,555	280,151
Series 2016-163 PI 3.50% 5/20/43 Σ	6,318,511	1,044,292
Series 2016-163 XI 3.00% 10/20/46 Σ	3,448,450	490,798
Series 2016-171 IO 3.00% 7/20/44 Σ	5,700,862	756,781
Series 2016-171 IP 3.00% 3/20/46 Σ	3,363,204	501,736
Series 2017-4 BW 3.00% 1/20/47	255,000	238,019
Series 2017-4 WI 4.00% 2/20/44 Σ	1,605,885	324,519
Series 2017-10 IB 4.00% 1/20/47 Σ	2,970,970	657,736
Series 2017-10 KZ 3.00% 1/20/47	419,431	374,472
Series 2017-18 GM 2.50% 2/20/47	435,000	384,492
Series 2017-18 QI 4.00% 3/16/41 Σ	2,567,307	481,825
Series 2017-18 QS 3.942% (6.10%
minus LIBOR01M, Cap 6.10%)
2/16/47 Σ●	3,172,898	575,392
Series 2017-25 CZ 3.50% 2/20/47	1,137,220	1,094,874
Series 2017-25 WZ 3.00% 2/20/47	1,823,488	1,671,795
Series 2017-26 SA 3.935% (6.10%
minus LIBOR01M, Cap 6.10%)
2/20/47 Σ●	2,929,429	512,828
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,034,335
Series 2017-52 GH 3.00% 4/20/47	230,000	212,418
Series 2017-56 JZ 3.00% 4/20/47	736,613	646,786
Series 2017-56 QS 3.985% (6.15%
minus LIBOR01M, Cap 6.15%)
4/20/47 Σ●	4,165,704	729,505
Series 2017-56 QW 3.00% 12/20/46	265,000	245,317
Series 2017-68 SB 3.985% (6.15%
minus LIBOR01M, Cap 6.15%)
5/20/47 Σ●	6,297,170	1,030,828
Series 2017-80 AS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
5/20/47 Σ●	4,707,192	845,252
Series 2017-91 SM 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
6/20/47 Σ●	2,873,646	526,102
Series 2017-101 AI 4.00% 7/20/47 Σ	2,003,412	394,879
Series 2017-101 KS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
7/20/47 Σ●	3,233,106	576,368
Series 2017-101 SK 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
7/20/47 Σ●	8,130,414	1,445,205
Series 2017-101 TI 4.00% 3/20/44 Σ	3,011,798	492,738
Series 2017-107 QZ 3.00% 8/20/45	556,103	472,500
Series 2017-107 T 3.00% 1/20/47	1,508,000	1,436,082
Series 2017-113 LB 3.00% 7/20/47	1,465,000	1,337,735
Series 2017-114 IK 4.00% 10/20/44 Σ	4,363,965	951,487
Series 2017-117 SD 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
8/20/47 Σ●	2,771,518	505,723
Series 2017-120 QS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
8/20/47 Σ●	3,640,712	708,199
Series 2017-121 IL 3.00% 2/20/42 Σ	167,416	26,387
Series 2017-130 YJ 2.50% 8/20/47	665,000	583,456
Series 2017-134 ES 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
9/20/47 Σ●	2,094,566	361,479
Series 2017-134 KI 4.00% 5/20/44 Σ	2,523,239	438,964
Series 2017-134 SD 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
9/20/47 Σ●	2,668,769	503,703
Series 2017-137 CZ 3.00% 9/20/47	4,106,208	3,575,479
Series 2017-137 IO 3.00% 6/20/45 Σ	4,685,856	791,878
Series 2017-141 JS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
9/20/47 Σ●	3,164,967	611,334
Series 2017-144 EI 3.00% 12/20/44 Σ	4,300,947	686,395
Series 2017-149 QS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
10/20/47 Σ●	6,553,732	1,118,482
Series 2017-163 HS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
11/20/47 Σ●	7,278,284	1,244,992
Series 2017-174 HI 3.00% 7/20/45 Σ	3,925,753	670,627
Series 2017-184 AL 3.00% 6/20/47	828,000	804,597
Series 2018-1 ST 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
1/20/48 Σ●	6,451,866	1,229,353
Series 2018-8 VZ 3.00% 3/20/47	1,111,992	1,072,429
Series 2018-11 AI 3.00% 1/20/46 Σ	2,611,869	467,770
Series 2018-13 PZ 3.00% 1/20/48	540,693	488,436
Series 2018-14 ZE 3.50% 1/20/48	291,718	274,676
Series 2018-22 LZ 3.00% 2/20/48	366,347	314,948
Series 2018-24 HZ 3.00% 2/20/48	276,796	243,774
Series 2018-34 TY 3.50% 3/20/48	476,000	450,809
Series 2018-37 SA 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
3/20/48 Σ●	2,186,994	400,099
Series 2018-46 AS 4.035% (6.20%
minus LIBOR01M, Cap 6.20%)
3/20/48 Σ●	7,707,198	1,489,465

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2018-63 BZ 3.00% 4/20/48	1,180,648	$1,030,900
Total Agency Collateralized Mortgage
Obligations (cost $214,509,758)		207,918,854

Agency Commercial Mortgage-Backed
Securities – 1.12%
Freddie Mac Multifamily Structured
Pass Through Certificates
Series X3FX A2FX 3.00% 6/25/27 ⧫	2,545,000	2,435,040
FREMF Mortgage Trust
Series 2010-K8 B 144A
5.445% 9/25/43 #●	2,040,000	2,099,557
Series 2011-K14 B 144A
5.354% 2/25/47 #●	820,000	854,736
Series 2011-K15 B 144A
5.116% 8/25/44 #●	195,000	202,674
Series 2012-K18 B 144A
4.40% 1/25/45 #●	2,000,000	2,047,492
Series 2012-K22 B 144A
3.812% 8/25/45 #●	1,730,000	1,728,871
Series 2013-K25 C 144A
3.744% 11/25/45 #●	1,500,000	1,472,027
Series 2013-K28 B 144A
3.61% 6/25/46 #●	2,400,000	2,380,245
Series 2013-K28 C 144A
3.61% 6/25/46 #●	750,000	734,862
Series 2013-K33 B 144A
3.615% 8/25/46 #●	1,315,000	1,303,528
Series 2013-K33 C 144A
3.615% 8/25/46 #●	715,000	697,715
Series 2013-K712 B 144A
3.473% 5/25/45 #●	990,000	989,825
Series 2013-K713 B 144A
3.263% 4/25/46 #●	605,000	603,132
Series 2013-K713 C 144A
3.263% 4/25/46 #●	2,275,000	2,259,300
Series 2014-K717 B 144A
3.753% 11/25/47 #●	3,205,000	3,206,093
Series 2014-K717 C 144A
3.753% 11/25/47 #●	1,055,000	1,043,426
Series 2016-K53 B 144A
4.156% 3/25/49 #●	530,000	521,613
Series 2016-K722 B 144A
3.966% 7/25/49 #●	580,000	581,499
Series 2016-K723 B 144A
3.703% 11/25/23 #●	1,500,000	1,451,641
Series 2017-K71 B 144A
3.882% 11/25/50 #●	1,175,000	1,115,583
Total Agency Commercial
Mortgage-Backed Securities
(cost $28,051,506)		27,728,859

Agency Mortgage-Backed
Securities – 6.82%
Fannie Mae ARM
4.564% (LIBOR12M + 1.83%, Cap
10.178%) 8/1/35 ●	11,965	12,571
Fannie Mae S.F. 30 yr
4.50% 11/1/39	769,643	803,092
4.50% 6/1/40	879,772	915,307
4.50% 7/1/40	917,397	949,936
4.50% 8/1/40	216,484	224,799
4.50% 8/1/41	2,154,088	2,248,445
4.50% 10/1/43	4,907,676	5,111,091
4.50% 10/1/44	582,496	606,117
4.50% 3/1/46	2,951,348	3,064,995
4.50% 5/1/46	1,851,781	1,919,371
4.50% 7/1/46	2,123,919	2,196,675
4.50% 8/1/47	10,175,943	10,514,408
4.50% 8/1/48	1,659,502	1,713,099
5.00% 6/1/44	2,363,550	2,519,865
5.00% 7/1/47	1,458,499	1,554,042
5.00% 9/1/48	10,435,068	11,043,296
5.50% 1/1/38	45,088	49,137
5.50% 3/1/38	209,179	225,472
5.50% 12/1/38	481,061	528,485
5.50% 7/1/40	529,678	574,679
5.50% 6/1/41	1,465,971	1,599,499
5.50% 9/1/41	1,129,914	1,247,588
5.50% 5/1/44	19,662,853	21,291,282
5.50% 8/1/48	2,024,970	2,199,679
6.00% 9/1/36	251,837	279,040
6.00% 6/1/41	4,947,047	5,450,449
6.00% 7/1/41	16,152,904	17,807,475
6.00% 7/1/41	10,522,000	11,599,874
Freddie Mac S.F. 30 yr
4.50% 4/1/39	128,227	133,091
4.50% 7/1/42	1,142,853	1,192,347
4.50% 12/1/43	1,070,673	1,116,568
4.50% 8/1/44	1,465,263	1,521,253
4.50% 7/1/45	7,073,875	7,394,432
4.50% 11/1/45	2,250,176	2,326,057
4.50% 9/1/46	1,798,140	1,857,213
5.00% 12/1/41	886,850	945,491
5.00% 4/1/44	1,021,006	1,087,053
5.00% 12/1/44	1,320,466	1,406,255
5.50% 12/1/35	50,720	54,781

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 1/1/39	246,194	$266,787
5.50% 6/1/41	10,492,016	11,362,365
5.50% 9/1/41	1,682,952	1,835,060
6.00% 7/1/40	12,843,000	14,222,519
GNMA I S.F. 30 yr
5.50% 2/15/41	504,452	542,638
7.00% 12/15/34	90,099	101,304
GNMA II S.F. 30 yr
5.00% 9/20/46	2,674,862	2,834,082
5.00% 7/20/48	2,848,858	2,982,896
5.00% 9/20/48	2,872,000	3,003,144
5.50% 5/20/37	275,498	292,302
6.00% 2/20/39	293,988	313,919
6.00% 10/20/39	1,325,922	1,418,198
6.00% 2/20/40	1,391,073	1,491,017
6.00% 4/20/46	400,705	437,372
Total Agency Mortgage-Backed
Securities (cost $171,500,953)		168,387,912

Collateralized Debt
Obligations – 5.02%
AMMC CLO 21
Series 2017-21A A 144A 3.599%
(LIBOR03M + 1.25%) 11/2/30 #●	1,250,000	1,255,429
AMMC CLO 22
Series 2018-22A A 144A 3.365%
(LIBOR03M + 1.03%, Floor 1.03%)
4/25/31 #●	2,600,000	2,582,484
AMMC CLO XIII
Series 2013-13A A1LR 144A 3.602%
(LIBOR03M + 1.26%) 7/24/29 #●	2,500,000	2,512,620
Apex Credit CLO
Series 2017-1A A1 144A 3.812%
(LIBOR03M + 1.47%, Floor 1.47%)
4/24/29 #●	3,405,000	3,411,997
Apex Credit CLO 2018
Series 2018-1A A2 144A 3.365%
(LIBOR03M + 1.03%) 4/25/31 #●	6,200,000	6,158,231
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.429%
(LIBOR03M + 1.09%) 1/15/31 #●	3,400,000	3,382,806
Battalion CLO XII
Series 2018-12A A1 144A 3.40%
(LIBOR03M + 1.07%, Floor 1.07%)
5/17/31 #●	2,600,000	2,587,377
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 3.589%
(LIBOR03M + 1.25%) 7/15/29 #●	3,000,000	3,000,807
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.838%
(LIBOR03M + 1.49%) 1/20/29 #●	5,900,000	5,907,882
Black Diamond CLO
Series 2015-1A A2R 144A 3.386%
(LIBOR03M + 1.05%, Floor 1.05%)
10/3/29 #●	2,000,000	1,999,700
Series 2017-1A A1A 144A 3.632%
(LIBOR03M + 1.29%) 4/24/29 #●	2,000,000	2,003,956
Cedar Funding IV CLO
Series 2014-4A AR 144A 3.577%
(LIBOR03M + 1.23%) 7/23/30 #●	3,000,000	3,004,803
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.818%
(LIBOR03M + 1.47%) 10/20/28 #●	2,400,000	2,399,726
Cedar Funding VIII CLO
Series 2017-8A A1 144A 3.586%
(LIBOR03M + 1.25%) 10/17/30 #●	2,420,000	2,421,007
CFIP CLO
Series 2017-1A A 144A 3.553%
(LIBOR03M + 1.22%) 1/18/30 #●	6,300,000	6,300,006
ECP CLO
Series 2015-7A A1R 144A 3.488%
(LIBOR03M + 1.14%) 4/22/30 #●	8,200,000	8,157,155
Galaxy XXI CLO
Series 2015-21A AR 144A 3.368%
(LIBOR03M + 1.02%) 4/20/31 #●	3,000,000	2,979,522
GoldenTree Loan Management US
CLO 1
Series 2017-1A A 144A 3.568%
(LIBOR03M + 1.22%) 4/20/29 #●	2,630,000	2,634,913
Hull Street CLO
Series 2014-1A AR 144A 3.553%
(LIBOR03M + 1.22%) 10/18/26 #●	2,000,000	1,998,976
KKR Financial CLO
Series 2013-1A A1R 144A 3.629%
(LIBOR03M + 1.29%) 4/15/29 #●	3,000,000	3,014,184
Mariner CLO 5
Series 2018-5A A 144A 3.324%
(LIBOR03M + 1.11%, Floor 1.11%)
4/25/31 #●	4,600,000	4,578,559
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.397%
(LIBOR03M + 1.15%, Floor 1.15%)
7/20/31 #●	3,000,000	2,998,326
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.472%
(LIBOR03M + 1.15%) 2/20/31 #●	3,000,000	2,993,859

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Collateralized Debt
Obligations (continued)
MP CLO IV
Series 2013-2A ARR 144A 3.615%
(LIBOR03M + 1.28%) 7/25/29 #●	2,000,000	$1,999,774
Northwoods Capital XV
Series 2017-15A A 144A 3.638%
(LIBOR03M + 1.30%) 6/20/29 #●	2,500,000	2,506,930
Northwoods Capital XVII
Series 2018-17A A 144A 3.308%
(LIBOR03M + 1.06%, Floor 1.06%)
4/22/31 #●	4,500,000	4,492,116
OCP CLO
Series 2017-13A A1A 144A 3.599%
(LIBOR03M + 1.26%) 7/15/30 #●	2,500,000	2,507,235
OZLM XVIII
Series 2018-18A A 144A 3.35%
(LIBOR03M + 1.02%, Floor 1.02%)
4/15/31 #●	3,600,000	3,571,891
Saranac CLO VII
Series 2014-2A A1AR 144A 3.552%
(LIBOR03M + 1.23%) 11/20/29 #●	3,000,000	3,002,181
Shackleton CLO
Series 2013-3A AR 144A 3.459%
(LIBOR03M + 1.12%, Floor 1.12%)
7/15/30 #●	3,000,000	2,987,238
Sound Point CLO II
Series 2013-1A A1R 144A 3.405%
(LIBOR03M + 1.07%, Floor 1.07%)
1/26/31 #●	1,800,000	1,790,770
Steele Creek CLO
Series 2017-1A A 144A 3.589%
(LIBOR03M + 1.25%) 1/15/30 #●	2,000,000	2,000,246
TIAA CLO II
Series 2017-1A A 144A 3.628%
(LIBOR03M + 1.28%) 4/20/29 #●	2,200,000	2,203,498
Venture 31 CLO
Series 2018-31A A1 144A 3.342%
(LIBOR03M + 1.03%, Floor 1.03%)
4/20/31 #●	4,200,000	4,166,996
Venture CDO
Series 2016-25A A1 144A 3.838%
(LIBOR03M + 1.49%) 4/20/29 #●	980,000	982,153
Venture XXII CLO
Series 2015-22A AR 144A 3.419%
(LIBOR03M + 1.08%) 1/15/31 #●	5,000,000	4,993,020
Venture XXIV CLO
Series 2016-24A A1D 144A 3.768%
(LIBOR03M + 1.42%) 10/20/28 #●	2,390,000	2,390,409
Venture XXVIII CLO
Series 2017-28A A2 144A 3.458%
(LIBOR03M + 1.11%) 7/20/30 #●	4,000,000	3,990,328
Zais CLO 6
Series 2017-1A A1 144A 3.709%
(LIBOR03M + 1.37%) 7/15/29 #●	2,000,000	2,003,500
Total Collateralized Debt Obligations
(cost $124,021,847)		123,872,610

Convertible Bonds – 3.18%
Aerojet Rocketdyne Holdings 2.25%
exercise price $26.00, maturity date
12/15/23	627,000	896,481
BioMarin Pharmaceutical 1.50% exercise
price $94.15, maturity date 10/15/20	1,202,000	1,447,933
Blackstone Mortgage Trust 4.375%
exercise price $35.67, maturity date
5/5/22	417,000	418,078
Blackstone Mortgage Trust 4.75%
exercise price $36.23, maturity date
3/15/23	901,000	900,157
Blackstone Mortgage Trust 5.25%
exercise price $27.36, maturity date
12/1/18	1,909,000	2,358,247
Booking Holdings 0.35% exercise price
$1,315.10, maturity date 6/15/20	1,129,000	1,716,191
Cemex 3.72% exercise price $11.01,
maturity date 3/15/20	2,025,000	2,045,062
Cemex 3.72% exercise price $11.01,
maturity date 3/15/20	926,000	935,753
Chart Industries 144A 1.00% exercise
price $58.73, maturity date 11/15/24 #	1,326,000	1,892,931
Cheniere Energy 4.25% exercise price
$138.38, maturity date 3/15/45	3,305,000	2,667,545
Cree 144A 0.875% exercise price
$59.97, maturity date 9/1/23 #	708,000	651,334
CSG Systems International 4.25%
exercise price $57.09, maturity date
3/15/36	1,578,000	1,662,180
DISH Network 2.375% exercise price
$82.22, maturity date 3/15/24	1,045,000	930,138
DISH Network 3.375% exercise price
$65.18, maturity date 8/15/26	2,448,000	2,340,939
Dycom Industries 0.75% exercise price
$96.89, maturity date 9/15/21	1,010,000	1,125,229
Empire State Realty OP 144A 2.625%
exercise price $19.25, maturity date
8/15/19 #	1,451,000	1,459,030
GAIN Capital Holdings 5.00% exercise
price $8.20, maturity date 8/15/22	1,874,000	1,936,779

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Convertible Bonds (continued)
GCI Liberty 144A 1.75% exercise price
$370.52, maturity date 9/30/46 #		2,058,000	$2,272,129
Helix Energy Solutions Group 4.125%
exercise price $9.47, maturity date
9/15/23		91,000	118,304
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity date
5/1/22		1,985,000	2,134,486
Huron Consulting Group 1.25% exercise
price $79.89, maturity date 10/1/19		1,381,000	1,347,856
Insulet 1.25% exercise price $58.37,
maturity date 9/15/21		619,000	1,138,151
Insulet 144A 1.375% exercise price
$93.18, maturity date 11/15/24 #		1,121,000	1,420,033
Knowles 3.25% exercise price $18.43,
maturity date 11/1/21		1,276,000	1,459,744
Liberty Media 2.25% exercise price
$35.35, maturity date 9/30/46		2,313,000	1,270,762
Ligand Pharmaceuticals 144A 0.75%
exercise price $248.48, maturity date
5/15/23 #		1,071,000	1,306,372
Medicines 2.75% exercise price $48.97,
maturity date 7/15/23		2,380,000	2,170,346
Meritor 3.25% exercise price $39.92,
maturity date 10/15/37		1,242,000	1,188,388
Microchip Technology 1.625% exercise
price $98.03, maturity date 2/15/27		1,888,000	2,016,807
Neurocrine Biosciences 2.25% exercise
price $75.92, maturity date 5/15/24		978,000	1,669,524
New Mountain Finance 5.00% exercise
price $15.80, maturity date 6/15/19		1,131,000	1,143,682
Novellus Systems 2.625% exercise price
$32.95, maturity date 5/15/41		341,000	1,563,901
NRG Energy 144A 2.75% exercise price
$47.74, maturity date 6/1/48 #		1,893,000	1,997,566
NXP Semiconductors 1.00% exercise
price $102.57, maturity date 12/1/19		1,028,000	1,072,953
Pacira Pharmaceuticals 2.375% exercise
price $66.89, maturity date 4/1/22		1,732,000	1,835,913
Palo Alto Networks 144A 0.75% exercise
price $266.35, maturity date 7/1/23 #		1,516,000	1,592,096
Paratek Pharmaceuticals 144A 4.75%
exercise price $15.90, maturity date
5/1/24 #		2,685,000	2,547,394
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21		1,595,000	1,551,632
PROS Holdings 2.00% exercise price
$48.63, maturity date 6/1/47		2,013,000	1,977,310
Quotient Technology 144A 1.75%
exercise price $17.36, maturity date
12/1/22 #		1,419,000	1,581,315
Retrophin 2.50% exercise price $38.80,
maturity date 9/15/25		408,000	419,993
RPM International 2.25% exercise price
$52.12, maturity date 12/15/20		1,104,000	1,363,385
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18		246,000	406,023
Spirit Realty Capital 3.75% exercise
price $11.46, maturity date 5/15/21		844,000	852,902
Splunk 144A 1.125% exercise price
$148.30, maturity date 9/15/25 #		473,000	489,491
Synaptics 0.50% exercise price $73.02,
maturity date 6/15/22		1,542,000	1,478,813
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19		739,000	707,973
Team 5.00% exercise price $21.70,
maturity date 8/1/23		1,083,000	1,367,287
Tesla Energy Operations 1.625%
exercise price $759.35, maturity date
11/1/19		1,567,000	1,374,967
Vector Group 1.75% exercise price
$21.28, maturity date 4/15/20 ●		1,383,900	1,445,838
Vector Group 2.50% exercise price
$13.81, maturity date 1/15/19 ●		1,927,800	2,078,654
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20		1,180,000	1,192,405
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21		2,090,000	2,162,997
Vishay Intertechnology 144A 2.25%
exercise price $31.49, maturity date
6/15/25 #		1,534,000	1,429,992
Total Convertible Bonds
(cost $75,209,770)			78,531,391

Corporate Bonds – 36.78%
Automotive – 0.02%
American Axle & Manufacturing 6.25%
3/15/26		460,000	453,100
			453,100
Banking – 8.37%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ		1,915,000	1,596,319
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	498,348
Banco de Credito e Inversiones 144A
3.50% 10/12/27 #		1,255,000	1,147,541
Banco Santander 3.848% 4/12/23		3,600,000	3,520,303
Banco Santander Mexico 144A 4.125%
11/9/22 #		1,915,000	1,907,340
Bank of America
3.30% 8/5/21	AUD	660,000	481,329

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.864% 7/23/24 µ		945,000	$945,363
4.271% 7/23/29 µ		4,035,000	4,031,257
5.625% 7/1/20		785,000	817,300
6.50% µψ		4,065,000	4,395,281
Bank of China 144A 5.00% 11/13/24 #		1,970,000	2,013,476
Bank of Georgia 144A 6.00% 7/26/23 #		1,625,000	1,590,339
Bank of Montreal 3.803% 12/15/32 µ		3,680,000	3,442,971
Barclays
7.75% µψ		1,765,000	1,773,825
8.25% µψ		3,910,000	3,949,225
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	799,884
BNG Bank 3.50% 7/19/27	AUD	763,000	562,769
Branch Banking & Trust
2.25% 6/1/20		2,490,000	2,453,712
2.85% 4/1/21		1,475,000	1,459,394
Citibank 3.40% 7/23/21		1,310,000	1,310,152
Citigroup
3.216% (BBSW3M + 1.25%) 8/7/19 ●	AUD	1,367,000	993,266
3.75% 10/27/23	AUD	1,493,000	1,090,567
Citizens Bank 2.55% 5/13/21		840,000	818,819
Citizens Financial Group
2.375% 7/28/21		345,000	333,045
4.30% 12/3/25		2,050,000	2,023,473
Compass Bank
2.875% 6/29/22		3,505,000	3,383,207
3.875% 4/10/25		2,280,000	2,189,979
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	662,649
3.375% 4/24/23	NZD	1,543,000	1,033,307
Credit Suisse Group
144A 4.207% 6/12/24 #µ		905,000	902,623
144A 6.25% #µψ		5,560,000	5,497,450
144A 7.25% #µψ		2,585,000	2,601,156
144A 7.50% #µψ		2,535,000	2,614,219
DBS Group Holdings 144A 4.52%
12/11/28 #µ		2,350,000	2,374,579
Fifth Third Bancorp
2.60% 6/15/22		1,290,000	1,243,095
3.95% 3/14/28		5,520,000	5,426,405
Fifth Third Bank 2.30% 3/15/19		2,165,000	2,161,526
Goldman Sachs Group
3.258% (BBSW3M + 1.30%)
8/21/19 ●	AUD	550,000	399,826
3.55% 2/12/21	CAD	400,000	312,890
4.223% 5/1/29 µ		2,080,000	2,052,647
5.15% 5/22/45		2,990,000	3,053,508
5.20% 12/17/19	NZD	616,000	419,860
6.00% 6/15/20		6,485,000	6,781,221
HSBC Holdings
4.292% 9/12/26 µ		2,490,000	2,464,386
6.50% µψ		2,260,000	2,183,725
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,528,595
Huntington National Bank 2.50%
8/7/22		1,505,000	1,442,707
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	264,000	369,315
3.797% 7/23/24 µ		1,955,000	1,954,740
4.203% 7/23/29 µ		2,400,000	2,391,081
6.75% µψ		4,480,000	4,894,400
KeyBank
2.30% 9/14/22		1,990,000	1,902,765
3.40% 5/20/26		3,545,000	3,365,515
6.95% 2/1/28		4,255,000	5,073,680
Landwirtschaftliche Rentenbank 5.375%
4/23/24	NZD	1,803,000	1,342,844
Lloyds Banking Group 7.50% µψ		3,560,000	3,680,150
Morgan Stanley
3.125% 8/5/21	CAD	972,000	753,165
3.737% 4/24/24 µ		6,575,000	6,535,203
5.00% 9/30/21	AUD	1,096,000	837,133
5.00% 11/24/25		2,725,000	2,825,215
5.50% 1/26/20		1,565,000	1,612,242
Nationwide Building Society 144A
4.125% 10/18/32 #µ		4,450,000	4,069,283
Nederlandse Waterschapsbank 144A
2.354% (LIBOR03M + 0.02%)
3/15/19 #●		1,215,000	1,215,151
PNC Bank
2.70% 11/1/22		1,080,000	1,040,783
4.05% 7/26/28		4,625,000	4,647,318
PNC Financial Services Group
5.00% µψ		2,680,000	2,676,650
Popular
6.125% 9/14/23		680,000	690,118
7.00% 7/1/19		1,500,000	1,539,000
Regions Financial
2.75% 8/14/22		1,180,000	1,138,751
3.80% 8/14/23		1,565,000	1,558,242
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	194,537
4.519% 6/25/24 µ		1,265,000	1,262,553
8.625% µψ		4,440,000	4,767,450
Santander UK
3.40% 6/1/21		435,000	433,459
144A 5.00% 11/7/23 #		5,380,000	5,431,922
State Street 3.10% 5/15/23		1,360,000	1,331,853
SunTrust Banks
2.45% 8/1/22		1,830,000	1,758,785
2.70% 1/27/22		2,525,000	2,458,479
3.00% 2/2/23		1,595,000	1,557,212
3.30% 5/15/26		1,245,000	1,173,217
4.00% 5/1/25		250,000	250,656
SVB Financial Group 3.50% 1/29/25		1,350,000	1,306,568

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Swiss Insured Brazil Power Finance
144A 9.85% 7/16/32 #	BRL	3,800,000	$872,714
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		1,400,000	1,295,316
144A 6.25% 4/20/21 #		1,350,000	1,313,550
UBS Group Funding Switzerland
144A 4.125% 9/24/25 #		2,265,000	2,251,820
6.875% µψ		2,945,000	3,009,295
US Bancorp
2.375% 7/22/26		3,520,000	3,190,005
3.10% 4/27/26		195,000	184,463
3.15% 4/27/27		4,990,000	4,766,080
3.60% 9/11/24		2,640,000	2,617,489
US Bank 3.40% 7/24/23		1,505,000	1,499,392
USB Capital IX 3.50% (LIBOR03M +
1.02%) ψ●		7,185,000	6,430,575
Wells Fargo & Co.
3.00% 7/27/21	AUD	1,795,000	1,298,274
3.50% 9/12/29	GBP	654,000	893,278
Wells Fargo Capital X 5.95% 12/15/36		175,000	188,125
Westpac Banking 5.00% µψ		755,000	672,082
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,552,433
Zions Bancorporation 4.50% 6/13/23		1,895,000	1,909,213
			206,668,397
Basic Industry – 3.03%
Anglo American Capital
144A 4.50% 3/15/28 #		2,470,000	2,373,841
144A 4.75% 4/10/27 #		6,925,000	6,757,380
BHP Billiton Finance USA 144A 6.25%
10/19/75 #µ		6,170,000	6,450,735
BMC East 144A 5.50% 10/1/24 #		645,000	624,844
Boise Cascade 144A 5.625% 9/1/24 #		1,145,000	1,173,281
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		285,000	272,859
144A 4.50% 1/10/28 #		2,765,000	2,635,045
Builders FirstSource 144A 5.625%
9/1/24 #		890,000	858,850
CSN Resources 144A 7.625%
2/13/23 #		2,010,000	1,876,235
Cydsa 144A 6.25% 10/4/27 #		2,090,000	2,001,175
Dow Chemical 8.55% 5/15/19		9,161,000	9,473,683
First Quantum Minerals 144A 7.25%
4/1/23 #		1,925,000	1,838,375
Freeport-McMoRan
4.55% 11/14/24		860,000	838,500
6.875% 2/15/23		980,000	1,048,600
Georgia-Pacific 8.00% 1/15/24		5,305,000	6,340,598
Hudbay Minerals
144A 7.25% 1/15/23 #		20,000	20,652
144A 7.625% 1/15/25 #		775,000	804,063
Israel Chemicals 144A 6.375%
5/31/38 #		2,440,000	2,445,978
Joseph T Ryerson & Son 144A 11.00%
5/15/22 #		440,000	481,312
Mexichem 144A 5.50% 1/15/48 #		2,120,000	1,953,050
NOVA Chemicals
144A 5.00% 5/1/25 #		602,000	573,405
144A 5.25% 6/1/27 #		460,000	429,525
Novelis 144A 6.25% 8/15/24 #		460,000	470,350
Novolipetsk Steel Via Steel Funding DAC
144A 4.00% 9/21/24 #		1,865,000	1,732,305
OCP
144A 4.50% 10/22/25 #		2,575,000	2,481,656
144A 6.875% 4/25/44 #		640,000	687,670
Olin 5.125% 9/15/27		885,000	856,237
Petkim Petrokimya Holding 144A
5.875% 1/26/23 #		1,765,000	1,634,247
Phosagro OAO Via Phosagro Bond
Funding DAC 144A 3.95% 11/3/21 #		2,440,000	2,368,757
SASOL Financing USA
5.875% 3/27/24		550,000	560,916
6.50% 9/27/28		595,000	603,585
Standard Industries 144A 5.00%
2/15/27 #		1,355,000	1,278,781
Suzano Austria 144A 7.00% 3/16/47 #		1,840,000	1,927,915
Syngenta Finance
144A 3.933% 4/23/21 #		1,615,000	1,611,429
144A 4.441% 4/24/23 #		2,285,000	2,272,989
144A 5.182% 4/24/28 #		3,225,000	3,089,634
Tronox Finance 144A 5.75% 10/1/25 #		750,000	697,500
Vedanta Resources 144A 7.125%
5/31/23 #		1,345,000	1,316,419
			74,862,376
Brokerage – 0.64%
Charles Schwab
3.25% 5/21/21		1,220,000	1,220,525
3.85% 5/21/25		1,300,000	1,309,980
5.00% µψ		975,000	943,313
E*TRADE Financial
3.80% 8/24/27		1,790,000	1,703,643
5.30% µψ		60,000	59,456
5.875% µψ		1,945,000	1,993,625
Intercontinental Exchange
3.45% 9/21/23		590,000	587,511
3.75% 9/21/28		665,000	658,825
4.25% 9/21/48		660,000	648,370
Jefferies Group
4.15% 1/23/30		2,135,000	1,921,393
6.45% 6/8/27		893,000	968,536
6.50% 1/20/43		750,000	773,714

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-11

Delaware VIP®Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
3.625% 3/1/27		475,000	$443,573
3.75% 2/13/25		1,495,000	1,443,271
4.50% 9/19/28		1,215,000	1,196,087
			15,871,822
Capital Goods – 1.47%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #		445,000	438,103
144A 7.25% 5/15/24 #		400,000	420,000
BWAY Holding 144A 5.50% 4/15/24 #		1,210,000	1,192,564
CCL Industries 144A 3.25% 10/1/26 #		1,570,000	1,436,364
Crane 4.20% 3/15/48		1,510,000	1,414,018
General Electric
2.10% 12/11/19		795,000	786,578
5.55% 5/4/20		1,295,000	1,342,078
6.00% 8/7/19		2,675,000	2,744,713
Grupo Cementos de Chihuahua 144A
5.25% 6/23/24 #		1,905,000	1,906,905
Harris 4.40% 6/15/28		1,390,000	1,396,879
L3 Technologies
3.85% 6/15/23		1,085,000	1,088,584
4.40% 6/15/28		350,000	349,468
Lennox International 3.00% 11/15/23		3,725,000	3,550,503
Martin Marietta Materials 4.25%
12/15/47		1,860,000	1,592,093
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #		1,010,000	1,086,381
Northrop Grumman
2.55% 10/15/22		3,740,000	3,606,410
3.25% 8/1/23		1,325,000	1,302,440
Nvent Finance 144A 4.55% 4/15/28 #		5,990,000	5,839,471
TransDigm 6.375% 6/15/26		915,000	926,437
United Technologies
3.65% 8/16/23		545,000	542,890
4.125% 11/16/28		2,820,000	2,806,773
4.625% 11/16/48		515,000	517,104
			36,286,756
Communications – 3.63%
American Tower Trust #1 144A 3.07%
3/15/23 #		3,070,000	3,000,785
AT&T
3.514% (LIBOR03M + 1.18%)
6/12/24 ●		1,435,000	1,442,568
144A 4.30% 2/15/30 #		1,255,000	1,208,757
4.50% 3/9/48		2,815,000	2,461,659
5.25% 3/1/37		1,455,000	1,452,616
Bell Canada 3.35% 3/22/23	CAD	773,000	598,777
Charter Communications Operating
5.375% 4/1/38		2,615,000	2,538,690
Comunicaciones Celulares 144A 6.875%
2/6/24 #		1,970,000	2,020,481
Crown Castle International
3.80% 2/15/28		5,075,000	4,819,501
5.25% 1/15/23		2,190,000	2,297,315
Crown Castle Towers 144A 4.241%
7/15/28 #		1,180,000	1,195,010
Deutsche Telekom International Finance
1.25% 10/6/23	GBP	982,000	1,238,446
144A 1.95% 9/19/21 #		1,360,000	1,300,467
144A 4.375% 6/21/28 #		3,680,000	3,673,737
6.50% 4/8/22	GBP	416,000	628,595
Digicel Group
144A 7.125% 4/1/22 #		2,285,000	1,507,780
144A 8.25% 9/30/20 #		1,125,000	862,031
Discovery Communications 5.20%
9/20/47		3,645,000	3,584,402
Equinix 5.375% 5/15/27		850,000	853,536
GTP Acquisition Partners I 144A 2.35%
6/15/20 #		1,095,000	1,071,273
Level 3 Financing 5.375% 5/1/25		1,189,000	1,191,973
Myriad International Holdings 144A
4.85% 7/6/27 #		1,365,000	1,347,665
SBA Communications 4.875% 9/1/24		1,225,000	1,214,281
SBA Tower Trust 144A 2.898%
10/15/19 #		1,300,000	1,297,417
Sprint
7.125% 6/15/24		325,000	338,406
7.875% 9/15/23		735,000	793,697
Sprint Communications 7.00% 8/15/20		140,000	146,941
Sprint Spectrum 144A 4.738%
3/20/25 #		1,930,000	1,933,957
Telecom Italia 144A 5.303% 5/30/24 #		655,000	638,625
Telefonica Emisiones 4.895% 3/6/48		6,155,000	5,745,459
TELUS 4.60% 11/16/48		3,665,000	3,655,784
Time Warner Cable 7.30% 7/1/38		5,775,000	6,624,892
Time Warner Entertainment 8.375%
3/15/23		2,495,000	2,890,029
T-Mobile USA 6.50% 1/15/26		920,000	966,184
VEON Holdings 144A 5.95% 2/13/23 #		2,180,000	2,205,026
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,279,897
4.50% 8/17/27	AUD	2,370,000	1,732,686
4.50% 8/10/33		6,425,000	6,389,641
Viacom 4.375% 3/15/43		3,785,000	3,309,924
Vodafone Group 3.75% 1/16/24		3,650,000	3,612,484
VTR Finance 144A 6.875% 1/15/24 #		2,080,000	2,124,200
Warner Media 4.85% 7/15/45		1,055,000	986,062
Zayo Group
144A 5.75% 1/15/27 #		1,065,000	1,069,793
6.375% 5/15/25		270,000	281,548
			89,532,997

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-12

Delaware VIP®Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical – 1.58%
AMC Entertainment Holdings 6.125%
5/15/27		1,055,000	$1,016,229
Atento Luxco 1 144A 6.125% 8/10/22 #		1,715,000	1,689,275
Best Buy 4.45% 10/1/28		3,645,000	3,634,416
Boyd Gaming 6.375% 4/1/26		715,000	737,880
Daimler 2.75% 12/10/18	NOK	5,560,000	686,179
Daimler Finance North America 144A
3.35% 2/22/23 #		1,985,000	1,953,393
Dollar Tree
3.70% 5/15/23		2,835,000	2,800,281
4.00% 5/15/25		1,890,000	1,855,509
Ford Motor Credit 4.14% 2/15/23		1,745,000	1,718,163
General Motors 6.75% 4/1/46		670,000	726,618
General Motors Financial
4.35% 4/9/25		3,265,000	3,210,648
5.25% 3/1/26		700,000	717,361
GLP Capital
5.30% 1/15/29		1,160,000	1,164,965
5.375% 4/15/26		527,000	536,491
Hyundai Capital America 144A 2.55%
2/6/19 #		685,000	684,054
JD.com 3.125% 4/29/21		2,985,000	2,901,311
KFC Holding 144A 5.25% 6/1/26 #		1,091,000	1,091,818
Live Nation Entertainment 144A 5.625%
3/15/26 #		560,000	567,000
Lowe’s 4.05% 5/3/47		825,000	796,305
Marriott International 4.50% 10/1/34		410,000	405,605
MGM Resorts International 5.75%
6/15/25		700,000	704,900
Penn National Gaming 144A 5.625%
1/15/27 #		1,299,000	1,256,393
Penske Automotive Group 5.50%
5/15/26		435,000	423,995
Royal Caribbean Cruises 3.70%
3/15/28		3,875,000	3,598,385
Sands China
144A 4.60% 8/8/23 #		765,000	766,701
144A 5.125% 8/8/25 #		1,195,000	1,193,800
Scientific Games International 10.00%
12/1/22		1,505,000	1,600,297
Toyota Motor Credit 2.95% 4/13/21		685,000	681,924
			39,119,896
Consumer Non-Cyclical – 2.86%
AbbVie 4.25% 11/14/28		3,555,000	3,508,927
Air Medical Group Holdings 144A
6.375% 5/15/23 #		214,000	193,135
Amgen 4.00% 9/13/29	GBP	341,000	491,849
Anheuser-Busch InBev Finance 3.65%
2/1/26		4,180,000	4,059,930
AstraZeneca
3.50% 8/17/23		1,240,000	1,229,227
4.00% 1/17/29		4,195,000	4,126,928
BAT Capital
144A 2.297% 8/14/20 #		480,000	470,583
144A 3.222% 8/15/24 #		3,805,000	3,630,480
Bayer US Finance II
144A 4.25% 12/15/25 #		1,050,000	1,043,059
144A 4.375% 12/15/28 #		4,470,000	4,385,563
Bunge Finance 4.35% 3/15/24		2,700,000	2,675,779
Campbell Soup 3.65% 3/15/23		3,885,000	3,813,482
CK Hutchison International 17 144A
2.875% 4/5/22 #		2,605,000	2,530,660
Cott Holdings 144A 5.50% 4/1/25 #		645,000	631,294
CVS Health
3.70% 3/9/23		885,000	881,935
4.30% 3/25/28		9,090,000	9,017,649
ESAL 144A 6.25% 2/5/23 #		1,160,000	1,155,650
General Mills 3.70% 10/17/23		3,055,000	3,039,276
JBS USA
144A 5.75% 6/15/25 #		200,000	195,500
144A 6.75% 2/15/28 #		1,220,000	1,213,900
Kernel Holding 144A 8.75% 1/31/22 #		1,990,000	2,028,978
Marfrig Holdings Europe 144A 8.00%
6/8/23 #		2,155,000	2,170,624
MHP
144A 6.95% 4/3/26 #		1,085,000	1,015,397
144A 7.75% 5/10/24 #		1,430,000	1,432,989
Mylan 144A 4.55% 4/15/28 #		1,920,000	1,869,285
Nestle Holdings 144A 4.00% 9/24/48 #		2,830,000	2,776,674
New York and Presbyterian Hospital
4.063% 8/1/56		1,630,000	1,559,821
Pernod Ricard 144A 4.45% 1/15/22 #		1,780,000	1,816,748
Rede D’or Finance 144A 4.95%
1/17/28 #		2,470,000	2,142,725
Teva Pharmaceutical Finance
Netherlands III 6.75% 3/1/28		1,785,000	1,885,079
Zimmer Biomet Holdings 4.625%
11/30/19		3,645,000	3,701,135
			70,694,261
Electric – 4.09%
AES Gener 144A 8.375% 12/18/73 #µ		1,835,000	1,880,526
Ameren Illinois 9.75% 11/15/18		5,900,000	5,950,823
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	5,684,685
Ausgrid Finance Pty
144A 3.85% 5/1/23 #		2,455,000	2,441,482
144A 4.35% 8/1/28 #		1,795,000	1,787,814
Avangrid 3.15% 12/1/24		1,090,000	1,040,114
Berkshire Hathaway Energy 3.75%
11/15/23		3,280,000	3,314,550
CenterPoint Energy 6.125% µψ		2,240,000	2,282,000

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-13

Delaware VIP®Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Cleveland Electric Illuminating 5.50%
8/15/24		365,000	$394,939
CMS Energy 6.25% 2/1/20		2,210,000	2,297,076
ComEd Financing III 6.35% 3/15/33		2,055,000	2,177,930
Dominion Energy 3.625% 12/1/24		1,645,000	1,609,489
DTE Energy 3.30% 6/15/22		1,810,000	1,788,015
Electricite de France
144A 4.50% 9/21/28 #		2,845,000	2,804,301
144A 5.00% 9/21/48 #		2,645,000	2,577,294
Emera 6.75% 6/15/76 µ		4,545,000	4,863,150
Enel 144A 8.75% 9/24/73 #µ		3,502,000	3,887,220
Enel Finance International
144A 3.625% 5/25/27 #		3,205,000	2,906,611
144A 4.625% 9/14/25 #		400,000	391,922
Entergy Louisiana
4.05% 9/1/23		4,045,000	4,136,241
4.95% 1/15/45		545,000	548,665
Eskom Holdings SOC 144A 6.35%
8/10/28 #		1,605,000	1,601,581
Evergy 4.85% 6/1/21		1,195,000	1,220,934
Exelon
3.497% 6/1/22		2,700,000	2,654,847
3.95% 6/15/25		1,045,000	1,043,119
Interstate Power & Light 4.10%
9/26/28		2,425,000	2,444,151
Israel Electric
144A 4.25% 8/14/28 #		760,000	724,090
144A 5.00% 11/12/24 #		1,110,000	1,129,425
Kallpa Generacion 144A 4.125%
8/16/27 #		2,485,000	2,311,050
Kansas City Power & Light 3.65%
8/15/25		3,445,000	3,391,622
LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,840,452
Mississippi Power 3.95% 3/30/28		2,170,000	2,126,437
National Rural Utilities Cooperative
Finance
4.75% 4/30/43 µ		2,830,000	2,862,794
5.25% 4/20/46 µ		990,000	1,016,577
Nevada Power 2.75% 4/15/20		2,355,000	2,348,797
New York State Electric & Gas 144A
3.25% 12/1/26 #		2,495,000	2,374,060
Newfoundland & Labrador Hydro 3.60%
12/1/45	CAD	400,000	314,612
NV Energy 6.25% 11/15/20		2,380,000	2,515,527
Pennsylvania Electric 5.20% 4/1/20		220,000	225,114
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		475,000	445,956
144A 5.25% 5/15/47 #		1,455,000	1,363,174
PSEG Power 3.85% 6/1/23		2,475,000	2,468,052
Public Service Co. of Oklahoma 5.15%
12/1/19		1,705,000	1,745,079
Southwestern Electric Power 4.10%
9/15/28		4,860,000	4,867,671
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #		1,190,000	1,179,541
			100,979,509
Energy – 4.56%
Abu Dhabi Crude Oil Pipeline 144A
4.60% 11/2/47 #		1,800,000	1,759,419
Alta Mesa Holdings 7.875% 12/15/24		520,000	496,600
AmeriGas Partners 5.875% 8/20/26		785,000	783,037
Anadarko Petroleum 6.60% 3/15/46		745,000	877,939
Andeavor Logistics 4.25% 12/1/27		3,420,000	3,346,054
BP Capital Markets America
3.796% 9/21/25		1,725,000	1,732,014
3.937% 9/21/28		2,540,000	2,557,775
Cheniere Corpus Christi Holdings
5.875% 3/31/25		710,000	747,275
Chesapeake Energy 7.00% 10/1/24		790,000	790,987
Crestwood Midstream Partners 5.75%
4/1/25		1,050,000	1,076,250
Diamond Offshore Drilling 7.875%
8/15/25		740,000	770,525
Ecopetrol 7.375% 9/18/43		690,000	786,600
Enbridge
6.00% 1/15/77 µ		1,585,000	1,538,421
6.25% 3/1/78 µ		1,150,000	1,113,505
Enbridge Energy Partners
4.375% 10/15/20		480,000	487,201
5.20% 3/15/20		250,000	256,245
5.50% 9/15/40		830,000	892,724
Energy Transfer Equity 7.50% 10/15/20		552,000	592,434
Energy Transfer Partners
4.20% 9/15/23		585,000	590,177
6.00% 6/15/48		605,000	646,394
6.625% µψ		3,355,000	3,218,703
9.70% 3/15/19		2,189,000	2,258,283
Eni
144A 4.00% 9/12/23 #		885,000	875,865
144A 4.75% 9/12/28 #		1,365,000	1,349,898
Ensco 7.75% 2/1/26		740,000	737,225
Frontera Energy 144A 9.70% 6/25/23 #		1,460,000	1,536,650
Gazprom OAO Via Gaz Capital 144A
4.95% 3/23/27 #		2,440,000	2,343,986
Genesis Energy 6.75% 8/1/22		900,000	922,500
Geopark 144A 6.50% 9/21/24 #		1,640,000	1,654,350
Gulfport Energy 6.625% 5/1/23		595,000	608,387
KazMunayGas National 144A 6.375%
10/24/48 #		1,865,000	1,963,062
KazTransGas 144A 4.375% 9/26/27 #		1,465,000	1,400,187
Kinder Morgan
4.30% 3/1/28		2,450,000	2,431,925

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-14

Delaware VIP®Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
5.20% 3/1/48	2,340,000	$2,391,928
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	840,616
Laredo Petroleum 6.25% 3/15/23	700,000	703,500
Marathon Oil
4.40% 7/15/27	1,775,000	1,777,194
5.20% 6/1/45	1,975,000	2,063,482
MPLX 4.875% 12/1/24	4,195,000	4,362,331
Murphy Oil 6.875% 8/15/24	1,480,000	1,570,237
Murphy Oil USA
5.625% 5/1/27	360,000	358,650
6.00% 8/15/23	1,380,000	1,424,850
Nabors Industries 144A 5.75% 2/1/25 #	850,000	816,747
Newfield Exploration 5.75% 1/30/22	680,000	714,850
NiSource 144A 5.65% #µψ	2,080,000	2,061,800
Noble Energy
3.85% 1/15/28	2,620,000	2,478,365
4.95% 8/15/47	885,000	849,383
5.05% 11/15/44	665,000	645,540
NuStar Logistics 5.625% 4/28/27	745,000	739,413
Oasis Petroleum 144A 6.25% 5/1/26 #	655,000	669,410
Occidental Petroleum 4.20% 3/15/48	1,895,000	1,867,808
ONEOK 7.50% 9/1/23	3,525,000	4,022,862
Pertamina Persero
144A 4.875% 5/3/22 #	320,000	327,500
144A 5.625% 5/20/43 #	860,000	850,589
Petrobras Global Finance
7.25% 3/17/44	1,035,000	983,897
7.375% 1/17/27	1,250,000	1,267,875
Petroleos Mexicanos
6.50% 3/13/27	865,000	885,760
6.75% 9/21/47	1,099,000	1,051,402
Precision Drilling
144A 7.125% 1/15/26 #	420,000	432,600
7.75% 12/15/23	625,000	664,063
QEP Resources
5.25% 5/1/23	1,120,000	1,096,200
5.625% 3/1/26	295,000	283,200
Sabine Pass Liquefaction
5.625% 3/1/25	3,865,000	4,125,973
5.75% 5/15/24	2,120,000	2,277,844
5.875% 6/30/26	2,220,000	2,400,223
Sempra Energy 3.80% 2/1/38	1,845,000	1,667,715
Shell International Finance 4.375%
5/11/45	469,000	487,448
Southwestern Energy 6.20% 1/23/25	235,000	233,972
Summit Midstream Holdings 5.75%
4/15/25	1,100,000	1,064,250
Targa Resources Partners 5.375%
2/1/27	855,000	859,275
Tecpetrol 144A 4.875% 12/12/22 #	3,140,000	2,865,250
Transcanada Trust 5.875% 8/15/76 µ	1,475,000	1,510,031
Transcontinental Gas Pipe Line
4.00% 3/15/28	1,090,000	1,066,575
4.60% 3/15/48	1,295,000	1,263,180
Transocean 144A 9.00% 7/15/23 #	170,000	185,300
Transocean Proteus 144A 6.25%
12/1/24 #	671,500	685,769
Transportadora de Gas del Sur 144A
6.75% 5/2/25 #	1,305,000	1,259,325
Tullow Oil 144A 7.00% 3/1/25 #	2,375,000	2,318,594
Williams
3.75% 6/15/27	1,110,000	1,061,198
4.55% 6/24/24	1,445,000	1,469,439
4.85% 3/1/48	2,115,000	2,049,148
YPF
144A 7.00% 12/15/47 #	1,410,000	1,124,489
144A 36.75% (BADLARPP + 4.00%)
7/7/20 #●	3,175,000	1,389,063
		112,708,710
Finance Companies – 1.12%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	2,530,000	2,643,850
AerCap Ireland Capital 3.65% 7/21/27	7,800,000	7,161,812
Air Lease
3.00% 9/15/23	2,225,000	2,114,673
3.625% 4/1/27	3,080,000	2,847,708
Aviation Capital Group
144A 3.50% 11/1/27 #	985,000	900,325
144A 4.875% 10/1/25 #	2,480,000	2,526,346
BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,020,044
Equate Petrochemical 144A 3.00%
3/3/22 #	1,370,000	1,323,283
GE Capital International Funding Co.
Unlimited 4.418% 11/15/35	755,000	708,881
International Lease Finance 8.625%
1/15/22	3,390,000	3,855,063
Temasek Financial I 144A 2.375%
1/23/23 #	1,615,000	1,550,146
		27,652,131
Healthcare – 0.70%
DaVita 5.00% 5/1/25	656,000	632,837
Encompass Health
5.75% 11/1/24	965,000	981,801
5.75% 9/15/25	610,000	617,625
Halfmoon Parent
144A 3.224% (LIBOR03M + 0.89%)
7/15/23 #●	1,770,000	1,771,253
144A 4.125% 11/15/25 #	3,895,000	3,888,482
144A 4.375% 10/15/28 #	2,680,000	2,676,073
HCA
5.375% 2/1/25	1,295,000	1,324,137
7.58% 9/15/25	80,000	89,400

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Healthcare (continued)
Hill-Rom Holdings 144A 5.75%
9/1/23 #	765,000	$787,950
MPH Acquisition Holdings 144A 7.125%
6/1/24 #	855,000	890,910
Tenet Healthcare 5.125% 5/1/25	1,370,000	1,352,875
Teva Pharmaceutical Finance
Netherlands III 6.00% 4/15/24	1,640,000	1,666,874
Universal Health Services 144A 5.00%
6/1/26 #	485,000	488,637
		17,168,854
Insurance – 1.25%
Acrisure 144A 7.00% 11/15/25 #	851,000	795,413
AssuredPartners 144A 7.00% 8/15/25 #	1,264,000	1,254,520
AXA Equitable Holdings
144A 4.35% 4/20/28 #	980,000	949,401
144A 5.00% 4/20/48 #	1,605,000	1,498,571
HUB International 144A 7.00% 5/1/26 #	215,000	215,819
MetLife
3.60% 4/10/24	2,525,000	2,536,470
6.40% 12/15/36	110,000	116,875
144A 9.25% 4/8/38 #	2,655,000	3,584,250
NFP 144A 6.875% 7/15/25 #	2,645,000	2,658,225
Nuveen Finance
144A 2.95% 11/1/19 #	1,885,000	1,882,869
144A 4.125% 11/1/24 #	1,615,000	1,598,711
Prudential Financial
4.50% 11/15/20	795,000	815,185
5.375% 5/15/45 µ	1,730,000	1,730,000
USIS Merger Sub 144A 6.875%
5/1/25 #	3,663,000	3,663,000
Voya Financial 144A 4.70% 1/23/48 #µ	2,160,000	1,927,800
Willis North America
3.60% 5/15/24	575,000	559,296
4.50% 9/15/28	1,595,000	1,596,836
XLIT
4.797% (LIBOR03M + 2.458%) ψ●	1,325,000	1,309,266
5.50% 3/31/45	1,980,000	2,096,724
		30,789,231
Media – 0.36%
Altice France 144A 6.25% 5/15/24 #	1,030,000	1,021,760
AMC Networks 4.75% 8/1/25	540,000	519,518
CCO Holdings 144A 5.125% 5/1/27 #	720,000	684,439
Cequel Communications Holdings I 144A
7.75% 7/15/25 #	1,080,000	1,155,600
Gray Television 144A 5.875% 7/15/26 #	1,095,000	1,088,156
Sirius XM Radio
144A 5.00% 8/1/27 #	510,000	493,277
144A 5.375% 4/15/25 #	756,000	760,725
Tribune Media 5.875% 7/15/22	622,000	638,327
UPCB Finance IV 144A 5.375%
1/15/25 #	1,198,000	1,199,509
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,340,000	1,315,264
		8,876,575
Real Estate Investment Trusts – 0.81%
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,693,012
5.25% 2/15/24	1,755,000	1,809,088
CubeSmart 3.125% 9/1/26	1,825,000	1,667,193
ESH Hospitality 144A 5.25% 5/1/25 #	690,000	671,025
Greystar Student Housing Growth &
Income 4.60% 12/1/24	2,190,000	2,340,969
Growthpoint Properties International
144A 5.872% 5/2/23 #	1,520,000	1,535,337
Hospitality Properties Trust 4.50%
3/15/25	2,025,000	1,973,889
Host Hotels & Resorts
3.75% 10/15/23	710,000	693,478
3.875% 4/1/24	890,000	870,027
4.50% 2/1/26	1,680,000	1,675,341
Kilroy Realty 3.45% 12/15/24	1,960,000	1,876,522
Life Storage 3.50% 7/1/26	1,620,000	1,504,774
WP Carey 4.60% 4/1/24	1,680,000	1,695,696
		20,006,351
Services – 0.19%
Advanced Disposal Services 144A
5.625% 11/15/24 #	200,000	202,698
Avis Budget Car Rental 144A 6.375%
4/1/24 #	605,000	604,244
Covanta Holding 5.875% 7/1/25	600,000	607,500
GEO Group
5.125% 4/1/23	390,000	375,375
6.00% 4/15/26	130,000	125,125
Iron Mountain US Holdings 144A 5.375%
6/1/26 #	995,000	942,265
KAR Auction Services 144A 5.125%
6/1/25 #	468,000	455,130
Prime Security Services Borrower 144A
9.25% 5/15/23 #	562,000	602,464
United Rentals North America 5.50%
5/15/27	755,000	748,394
		4,663,195
Technology – 1.24%
Baidu 4.375% 3/29/28	2,085,000	2,059,423
Broadcom 3.50% 1/15/28	6,145,000	5,591,254
CDK Global
4.875% 6/1/27	1,105,000	1,082,900
5.00% 10/15/24	2,050,000	2,099,774
CDW Finance 5.00% 9/1/25	800,000	800,000
CommScope Technologies 144A 5.00%
3/15/27 #	1,860,000	1,794,900

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
Corning 4.375% 11/15/57	1,105,000	$970,192
Dell International 144A 6.02% 6/15/26 #	5,055,000	5,391,405
First Data 144A 5.75% 1/15/24 #	605,000	614,983
Fiserv
3.80% 10/1/23	875,000	877,205
4.20% 10/1/28	1,665,000	1,670,816
Genesys Telecommunications
Laboratories 144A 10.00%
11/30/24 #	50,000	55,500
Infor US 6.50% 5/15/22	170,000	173,153
Marvell Technology Group 4.875%
6/22/28	3,565,000	3,588,448
Microchip Technology
144A 3.922% 6/1/21 #	810,000	805,703
144A 4.333% 6/1/23 #	880,000	875,258
MSCI 144A 5.375% 5/15/27 #	635,000	649,287
NXP 144A 4.625% 6/1/23 #	1,580,000	1,607,966
		30,708,167
Transportation – 0.66%
Adani Abbot Point Terminal 144A 4.45%
12/15/22 #	3,550,000	3,186,295
Burlington Northern Santa Fe 4.15%
12/15/48	1,655,000	1,637,807
FedEx 4.05% 2/15/48	690,000	620,172
Norfolk Southern 3.80% 8/1/28	2,070,000	2,051,420
Penske Truck Leasing 144A 4.20%
4/1/27 #	1,915,000	1,881,993
Union Pacific 3.50% 6/8/23	1,790,000	1,786,803
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 ⧫	703,806	712,903
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,181,811	1,174,324
United Parcel Service 5.125% 4/1/19	2,180,000	2,206,936
XPO Logistics 144A 6.125% 9/1/23 #	958,000	996,320
		16,254,973
Utilities – 0.20%
Aegea Finance 144A 5.75% 10/10/24 #	2,145,000	2,010,937
AES Andres 144A 7.95% 5/11/26 #	1,960,000	2,033,500
Calpine
144A 5.25% 6/1/26 #	219,000	203,670
5.75% 1/15/25	815,000	724,331
		4,972,438
Total Corporate Bonds
(cost $923,955,447)		908,269,739

Loan Agreements – 7.99%
Acrisure Tranche B 1st Lien 6.592%
(LIBOR03M + 4.25%) 11/22/23 ●	2,044,511	2,056,652
Air Medical Group Holdings Tranche B
1st Lien 5.383% (LIBOR01M + 3.25%)
4/28/22 ●	6,912	6,820
Albertson’s Tranche B4 1st Lien 4.992%
(LIBOR01M + 2.75%) 8/25/21 ●	1,891,086	1,895,460
Alpha 3 Tranche B1 1st Lien 5.386%
(LIBOR03M + 3.00%) 1/31/24 ●	914,670	919,529
Altice France Tranche B11 1st Lien
4.992% (LIBOR01M + 2.75%)
7/31/25 ●	1,500,438	1,472,304
Altice France Tranche B12 1st Lien
5.846% (LIBOR03M + 3.688%)
1/31/26 ●	109,663	108,566
Altice France Tranche B13 1st Lien
6.158% (LIBOR01M + 4.00%)
1/31/26 ●	355,000	352,648
Altra Industrial Motion Tranche B 1st
Lien 0.00% 10/1/25 ● Х	615,000	617,306
American Airlines Tranche B 1st Lien
4.158% (LIBOR01M + 2.00%)
12/14/23 ●	2,048,480	2,040,638
Applied Systems 2nd Lien 9.386%
(LIBOR03M + 7.00%) 9/19/25 ●	2,085,000	2,136,381
Aramark Services Tranche B3 1st Lien
4.084% (LIBOR03M + 1.75%)
3/11/25 ●	979,296	982,478
AssuredPartners Tranche B 1st Lien
5.326% (LIBOR01M + 3.25%)
10/22/24 ●	1,079,154	1,082,302
Avis Budget Car Rental Tranche B 1st
Lien 4.25% (LIBOR01M + 2.00%)
2/13/25 ●	1,518,525	1,521,363
Ball Metalpack Finco Tranche B 1st Lien
6.742% (LIBOR01M + 4.50%)
7/31/25 ●	1,455,353	1,472,635
Ball Metalpack Finco Tranche B 2nd Lien
10.992% (LIBOR01M + 8.75%)
7/31/26 ●	319,000	315,810
Banff Merger Sub Tranche B 1st Lien
0.00% 6/28/25 ● Х	1,865,000	1,885,032
Bausch Health Tranche B 1st Lien
5.104% (LIBOR01M + 3.00%)
6/1/25 ●	1,429,364	1,438,297
Blue Ribbon 1st Lien 6.115%
(LIBOR01M + 4.00%) 11/13/21 ●	2,420,062	2,293,009
Bombardier Recreational Products
Tranche B 1st Lien 4.24% (LIBOR01M
+ 2.00%) 5/23/25 ●	850,000	850,886
Builders FirstSource 1st Lien 5.386%
(LIBOR03M + 3.00%) 2/29/24 ●	2,059,194	2,063,973

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
BWAY Holding Tranche B 1st Lien
5.581% (LIBOR03M + 3.25%)
4/3/24 ●	1,831,813	$1,832,957
Casablanca US Holdings Tranche B 1st
Lien 6.342% (LIBOR03M + 4.00%)
3/1/24 ●	205,938	203,878
CH Hold 2nd Lien 9.492% (LIBOR01M +
7.25%) 2/1/25 ●	403,000	409,045
Change Healthcare Holdings Tranche B
1st Lien 4.992% (LIBOR01M + 2.75%)
3/1/24 ●	2,384,661	2,395,258
Charter Communications Operating
Tranche B 1st Lien 4.25% (LIBOR01M
+ 2.00%) 4/30/25 ●	1,449,050	1,452,755
Chemours Tranche B2 1st Lien 4.00%
(LIBOR01M + 1.75%) 4/3/25 ●	2,268,644	2,269,708
CityCenter Holdings Tranche B 1st Lien
4.492% (LIBOR01M + 2.25%)
4/18/24 ●	2,476,533	2,482,281
Community Health Systems Tranche H
1st Lien 5.563% (LIBOR03M + 3.25%)
1/27/21 ●	1,292,582	1,276,425
Constellis Holdings 2nd Lien 11.386%
(LIBOR03M + 9.00%) 4/21/25 ●	350,000	343,000
Core & Main Tranche B 1st Lien 5.317%
(LIBOR03M + 3.00%) 8/1/24 ●	1,502,431	1,510,169
CROWN Americas Tranche B 1st Lien
4.163% (LIBOR01W + 2.00%)
4/3/25 ●	1,551,113	1,561,291
CSC Holdings 1st Lien 4.408%
(LIBOR01M + 2.25%) 7/17/25 ●	799,875	800,708
CSC Holdings Tranche B 1st Lien
4.658% (LIBOR01M + 2.50%)
1/25/26 ●	798,000	799,795
Dakota Holdings Tranche B 1st Lien
5.492% (LIBOR01M + 3.25%)
2/13/25 ●	346,260	347,099
DaVita Tranche B 1st Lien 4.992%
(LIBOR01M + 2.75%) 6/24/21 ●	338,075	339,977
Delek US Holdings Tranche B 1st Lien
4.742% (LIBOR01M + 2.50%)
3/30/25 ●	905,450	910,355
DG Investment Intermediate Holdings 2
1st Lien 5.242% (LIBOR01M + 3.00%)
2/1/25 ●	272,866	273,122
DG Investment Intermediate Holdings 2
Tranche DD 1st Lien 5.242%
(LIBOR01M + 3.00%) 2/1/25 ●	29,383	29,410
Digicel International Finance Tranche B
1st Lien 5.57% (LIBOR03M + 3.25%)
5/10/24 ●	664,418	634,797
DTZ US Borrower Tranche B 1st Lien
5.492% (LIBOR01M + 3.25%)
8/21/25 ●	725,000	728,323
Energy Transfer Equity Tranche B 1st
Lien 4.242% (LIBOR01M + 2.00%)
2/2/24 ●	905,000	906,445
Enterprise Merger Sub 1st Lien
0.00% 9/28/25 ● Х	3,345,000	3,336,637
ESH Hospitality Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
8/30/23 ●	1,627,321	1,629,228
ExamWorks Group Tranche B1 1st Lien
5.492% (LIBOR01M + 3.25%)
7/27/23 ●	2,006,723	2,025,536
First Data 1st Lien
4.212% (LIBOR01M + 2.00%)
4/26/24 ●	4,207,574	4,215,203
4.212% (LIBOR01M + 2.00%)
7/10/22 ●	908,295	909,941
First Eagle Holdings Tranche B 1st Lien
5.386% (LIBOR03M + 3.00%)
12/1/22 ●	780,786	787,984
Flex Acquisition 1st Lien 5.337%
(LIBOR03M + 3.00%) 12/29/23 ●	473,063	473,506
Flying Fortress Holdings Tranche B 1st
Lien 4.136% (LIBOR03M + 1.75%)
10/30/22 ●	902,500	908,234
Frontier Communications Tranche A-DD
1st Lien 5.00% (LIBOR01M + 2.75%)
3/31/21 ●	651,389	640,602
Frontier Communications Tranche B1 1st
Lien 6.00% (LIBOR01M + 3.75%)
6/15/24 ●	1,240,204	1,219,664
Gardner Denver Tranche B1 1st Lien
4.992% (LIBOR01M + 2.75%)
7/30/24 ●	2,357,880	2,375,019
Gates Global Tranche B2 1st Lien
4.992% (LIBOR01M + 2.75%)
3/31/24 ●	1,544,973	1,555,956
Gentiva Health Services 1st Lien 6.00%
(LIBOR01M + 3.75%) 7/2/25 ●	2,482,534	2,515,117
GEO Group Tranche B 1st Lien 4.25%
(LIBOR01M + 2.00%) 3/23/24 ●	457,677	457,438
GIP III Stetson I Tranche B 1st Lien
6.583% (LIBOR03M + 4.25%)
7/18/25 ●	822,000	827,137

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Gray Television Tranche B2 1st Lien
4.354% (LIBOR01M + 2.25%)
2/7/24 ●	1,592,396	$1,598,225
Greeneden US Holdings II Tranche B3
1st Lien 5.742% (LIBOR01M + 3.50%)
12/1/23 ●	1,690,072	1,701,427
Greenhill & Co. Tranche B 1st Lien
5.952% (LIBOR02M + 3.75%)
10/12/22 ●	878,982	891,068
Grizzly Acquisitions Tranche B 1st Lien
0.00% 10/1/25 ● Х	305,000	304,237
GVC Holdings Tranche B2 1st Lien
4.742% (LIBOR01M + 2.50%)
3/16/24 ●	1,443,745	1,451,566
HCA Tranche B10 1st Lien 4.242%
(LIBOR01M + 2.00%) 3/13/25 ●	3,606,875	3,637,934
Hearthside Group Holdings 1st Lien
5.242% (LIBOR01M + 3.00%)
5/25/25 ●	841,890	840,462
Heartland Dental 1st Lien 5.992%
(LIBOR01M + 3.75%) 4/30/25 ●	1,155,365	1,157,291
Hilton Worldwide Finance Tranche B2
1st Lien 3.966% (LIBOR01M + 1.75%)
10/25/23 ●	791,908	795,870
Hoya Midco Tranche B 1st Lien 5.576%
(LIBOR01M + 3.50%) 6/30/24 ●	1,239,313	1,236,214
HUB International Tranche B 1st Lien
5.335% (LIBOR03M + 3.00%)
4/25/25	1,995,000	2,000,672
HVSC Merger Sub 2nd Lien 10.592%
(LIBOR03M + 8.25%) 10/26/25 ●	105,000	105,263
Hyperion Insurance Group Tranche B 1st
Lien 5.75% (LIBOR01M + 3.50%)
12/20/24 ●	1,365,755	1,375,998
INEOS US Finance Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
3/31/24 ●	1,910,563	1,916,086
IQVIA Tranche B3 1st Lien 4.136%
(LIBOR03M + 1.75%) 6/11/25 ●	1,481,288	1,482,954
Iron Mountain Tranche B 1st Lien
3.992% (LIBOR01M + 1.75%)
1/2/26 ●	3,641,700	3,603,764
JBS USA Tranche B 1st Lien 4.844%
(LIBOR03M + 2.50%) 10/30/22 ●	1,780,677	1,786,242
Kronos 2nd Lien 10.593% (LIBOR03M +
8.25%) 11/1/24 ●	207,000	212,401
Kronos Tranche B 1st Lien 5.343%
(LIBOR03M + 3.00%) 11/1/23 ●	876,711	881,943
Lucid Energy Group II Borrower 1st Lien
5.165% (LIBOR01M + 3.00%)
2/18/25 ●	1,920,350	1,893,144
LUX HOLDCO III 1st Lien 5.195%
(LIBOR02M + 3.00%) 3/28/25 ●	608,940	613,888
Marketo Tranche B 1st Lien 5.593%
(LIBOR03M + 3.25%) 2/7/25 ●	306,233	307,189
MGM Growth Properties Operating
Partnership Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
3/25/25 ●	1,498,473	1,502,086
Microchip Technology 1st Lien 4.08%
(LIBOR01M + 2.00%) 5/29/25 ●	2,207,167	2,211,296
MPH Acquisition Holdings Tranche B 1st
Lien 5.136% (LIBOR03M + 2.75%)
6/7/23 ●	3,140,725	3,150,295
NCI Building Systems Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
2/8/25 ●	1,567,125	1,570,063
NFP Tranche B 1st Lien 5.242%
(LIBOR01M + 3.00%) 1/8/24 ●	1,637,500	1,639,547
Nielsen Finance Tranche B4 1st Lien
4.133% (LIBOR01M + 2.00%)
10/4/23 ●	492,292	492,354
OCI Partners 1st Lien 6.386%
(LIBOR03M + 4.00%) 3/13/25 ●	447,750	453,907
ON Semiconductor Tranche B 1st Lien
3.992% (LIBOR01M + 1.75%)
3/31/23 ●	1,389,434	1,393,169
Panda Hummel Tranche B1 1st Lien
8.242% (LIBOR01M + 6.00%)
10/27/22 ●	287,280	286,382
Panda Stonewall Tranche B1 1st Lien
7.886% (LIBOR03M + 5.50%)
11/13/21 =●	489,523	489,829
Penn National Gaming Tranche B 1st
Lien
0.00% 8/15/25 ● Х	1,425,000	1,433,779
4.742% (LIBOR01M + 2.50%)
1/19/24 ●	1,350,947	1,355,591
Pisces Midco Tranche B 1st Lien 6.087%
(LIBOR03M + 3.75%) 4/12/25 ●	1,019,445	1,027,303
PQ Tranche B 1st Lien 4.742%
(LIBOR01M + 2.50%) 2/8/25 ●	2,779,705	2,785,787
Prestige Brands Tranche B5 1st Lien
4.242% (LIBOR01M + 2.00%)
1/26/24 ●	1,254,851	1,256,224
Radiate Holdco Tranche B 1st Lien
5.242% (LIBOR01M + 3.00%)
2/1/24 ●	1,570,188	1,569,297

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Refinitiv US Holdings Tranche B 1st Lien
0.00% 10/1/25 ● Х	1,798,000	$1,796,234
Republic of Angola 0.796% (LIBOR06M
+ 6.25%) 12/16/23 =●	3,014,688	2,773,513
Russell Investments US Institutional
Holdco Tranche B 1st Lien 5.492%
(LIBOR01M + 3.25%) 6/1/23 ●	3,836,298	3,862,673
Sable International Finance Tranche B4
1st Lien 5.492% (LIBOR01M + 3.25%)
1/31/26 ●	475,000	477,545
SBA Senior Finance II Tranche B 1st Lien
4.25% (LIBOR01M + 2.00%)
4/11/25 ●	1,930,163	1,934,386
Scientific Games International Tranche
B5 1st Lien 5.034% (LIBOR01M +
2.75%) 8/14/24 ●	3,066,826	3,065,627
Sigma US Tranche B2 1st Lien 5.114%
(LIBOR01M + 3.00%) 7/2/25 ●	1,337,000	1,338,671
Sinclair Television Group Tranche B2 1st
Lien 4.50% (LIBOR01M + 2.25%)
1/3/24 ●	1,216,895	1,222,599
Solenis International 1st Lien 6.311%
(LIBOR03M + 4.00%) 12/26/23 ●	742,140	749,098
Specialty Building Products Holdings
0.00% 9/21/25 ● Х	1,454,000	1,461,495
Sprint Communications Tranche B 1st
Lien 4.75% (LIBOR01M + 2.50%)
2/2/24 ●	3,168,136	3,178,036
SS&C European Holdings Tranche B4
1st Lien 4.492% (LIBOR01M + 2.25%)
4/16/25 ●	651,780	653,053
SS&C Technologies Tranche B3 1st Lien
4.492% (LIBOR01M + 2.25%)
4/16/25 ●	1,679,127	1,682,406
SS&C Technologies Tranche B5 1st Lien
0.00% 4/16/25 ● Х	837,000	838,220
StandardAero Aviation Holdings 1st Lien
5.99% (LIBOR01M + 3.75%) 7/7/22 ●	937,814	944,512
Staples 1st Lien 6.343% (LIBOR03M +
4.00%) 9/12/24 ●	598,941	599,503
Stars Group Holdings Tranche B 1st Lien
5.886% (LIBOR03M + 3.50%)
7/10/25 ●	2,408,963	2,432,599
Summit Materials Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
11/10/24 ●	1,429,200	1,432,773
Summit Midstream Partners Holdings
Tranche B 1st Lien 8.242%
(LIBOR01M + 6.00%) 5/21/22 ●	1,421,808	1,443,135
Surgery Center Holdings 1st Lien 5.57%
(LIBOR03M + 3.25%) 8/31/24 ●	2,827,877	2,833,886
Syneos Health Tranche B 1st Lien
4.242% (LIBOR01M + 2.00%)
8/1/24 ●	1,139,394	1,142,876
Telenet Financing USD Tranche AN 1st
Lien 4.408% (LIBOR01M + 2.25%)
8/15/26 ●	1,480,000	1,475,067
Tenneco Tranche B 1st Lien
0.00% 10/1/25 ● Х	1,260,000	1,260,583
Terraform Power Operating Tranche B
1st Lien 4.242% (LIBOR01M + 2.00%)
11/8/22 ●	1,498,675	1,505,232
Titan Acquisition Tranche B 1st Lien
5.242% (LIBOR01M + 3.00%)
3/28/25 ●	1,484,025	1,441,244
TMS International Tranche B2 1st Lien
4.992% (LIBOR01M + 2.75%)
8/14/24 ●	580,897	580,897
TransDigm Tranche F 1st Lien 4.742%
(LIBOR01M + 2.50%) 6/9/23 ●	2,982,249	2,995,642
Tribune Media Tranche B 1st Lien
5.242% (LIBOR01M + 3.00%)
12/27/20 ●	65,997	66,285
Tribune Media Tranche C 1st Lien
5.242% (LIBOR01M + 3.00%)
1/27/24 ●	822,568	827,699
Trident TPI Holdings 1st Lien 5.492%
(LIBOR01M + 3.25%) 10/5/24 ●	661,686	660,548
Tronox Blocked Borrower Tranche B 1st
Lien 5.242% (LIBOR01M + 3.00%)
9/22/24 ●	336,065	337,710
Tronox Finance Tranche B 1st Lien
5.242% (LIBOR01M + 3.00%)
9/22/24 ●	775,535	779,332
Unitymedia Finance Tranche D 1st Lien
4.408% (LIBOR01M + 2.25%)
1/15/26 ●	575,000	576,027
Unitymedia Finance Tranche E 1st Lien
4.158% (LIBOR01M + 2.00%)
6/1/23 ●	2,585,000	2,589,444
Univision Communications Tranche C5
1st Lien 4.992% (LIBOR01M + 2.75%)
3/15/24 ●	703,225	684,891
UPC Financing Partnership Tranche AR
1st Lien 4.658% (LIBOR01M + 2.50%)
1/15/26 ●	466,430	466,625
USI Tranche B 1st Lien 5.386%
(LIBOR03M + 3.00%) 5/16/24 ●	4,470,820	4,477,209

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
USIC Holdings 1st Lien 5.492%
(LIBOR01M + 3.25%) 12/9/23 ●	2,378,716	$2,399,035
Utz Quality Foods 1st Lien 5.742%
(LIBOR01M + 3.50%) 11/21/24 ●	653,853	656,714
Vantage Specialty Chemicals Tranche B
1st Lien 6.268% (LIBOR01M + 4.00%)
10/28/24 ●	1,344,838	1,351,841
VeriFone Systems 1st Lien 6.322%
(LIBOR03M + 4.00%) 8/20/25 ●	276,000	278,105
Virgin Media Bristol Tranche K 1st Lien
4.658% (LIBOR01M + 2.50%)
1/15/26 ●	855,000	857,297
Vistra Operations Tranche B3 1st Lien
4.181% (LIBOR01M + 2.00%)
12/1/25 ●	2,862,825	2,867,477
Visual Comfort Group 1st Lien
0.00% 2/28/24 ● Х	1,430,000	1,440,725
Visual Comfort Group 2nd Lien 0.796%
(LIBOR01M + 8.00%) 2/28/25 =●	121,827	123,198
Western Digital Tranche B4 1st Lien
3.992% (LIBOR01M + 1.75%)
4/29/23 ●	475,492	476,976
Wyndham Hotels & Resorts Tranche B
1st Lien 3.992% (LIBOR01M + 1.75%)
5/30/25 ●	1,155,000	1,159,909
XPO Logistics Tranche B 1st Lien 4.23%
(LIBOR01M + 2.00%) 2/24/25 ●	2,077,000	2,090,380
Zayo Group Tranche B2 1st Lien 4.492%
(LIBOR01M + 2.25%) 1/19/24 ●	1,548,757	1,557,258
Zekelman Industries 1st Lien 4.623%
(LIBOR03M + 2.25%) 6/14/21 ●	2,112,355	2,116,052
Total Loan Agreements
(cost $196,383,465)		197,269,078

Municipal Bonds – 0.14%
Buckeye, Ohio Tobacco Settlement
Financing Authority
(Asset-Backed Senior Turbo) Series
A-2 5.875% 6/1/47	405,000	405,000
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	120,000	139,567
South Carolina Public Service Authority
Series D 4.77% 12/1/45	340,000	347,116
State of California Various Purposes
(Taxable Build America Bonds)
7.55% 4/1/39	925,000	1,353,395
Texas Water Development Board (2016
State Water Implementation)
Series A 5.00% 10/15/45	290,000	319,960
(Water Implementation Revenue)
Series B 5.00% 10/15/46	795,000	886,735
Total Municipal Bonds
(cost $3,583,758)		3,451,773

Non-Agency Asset-Backed
Securities – 2.04%
American Express Credit Account Master
Trust
Series 2017-2 A 2.608% (LIBOR01M +
0.45%) 9/16/24 ●	1,500,000	1,510,343
Series 2017-5 A 2.538% (LIBOR01M +
0.38%) 2/18/25 ●	1,025,000	1,029,451
Series 2018-3 A 2.478% (LIBOR01M +
0.32%) 10/15/25 ●	1,745,000	1,745,185
Series 2018-5 A 2.498% (LIBOR01M +
0.34%) 12/15/25 ●	960,000	960,381
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	1,440,000	1,436,233
BA Credit Card Trust
Series 2018-A3 A3 3.10% 12/15/23	2,100,000	2,097,876
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.488% (LIBOR01M +
0.33%, Floor 0.33%) 3/15/23 ●	540,000	540,969
Chase Issuance Trust
Series 2017-A1 A 2.458% (LIBOR01M
+ 0.30%) 1/15/22 ●	1,745,000	1,750,200
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.832%
(LIBOR01M + 0.62%, Floor 0.62%)
4/22/26 ●	1,220,000	1,232,112
Series 2018-A2 A2 2.495%
(LIBOR01M + 0.33%) 1/20/25 ●	2,250,000	2,250,891
Discover Card Execution Note Trust
Series 2017-A7 A7 2.518%
(LIBOR01M + 0.36%) 4/15/25 ●	1,525,000	1,529,381
Ford Credit Floorplan Master Owner
Trust A
Series 2017-1 A2 2.578% (LIBOR01M
+ 0.42%) 5/15/22 ●	630,000	632,319
Golden Credit Card Trust
Series 2014-2A A 144A 2.608%
(LIBOR01M + 0.45%) 3/15/21 #●	1,195,000	1,196,554
Hardee’s Funding
Series 2018-1A A2I 144A
4.25% 6/20/48 #	1,500,000	1,498,155

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Hertz Vehicle Financing
Series 2018-2A A 144A
3.65% 6/27/22 #	1,000,000	$997,266
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	3,726,000	3,680,804
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A
2.81% 4/15/21 #	2,000,000	1,992,779
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.50%
(LIBOR01M + 0.34%) 5/15/23 #●	1,000,000	1,001,824
Navistar Financial Dealer Note Master
Owner Trust II
Series 2018-1 A 144A 2.798%
(LIBOR01M + 0.63%, Floor 0.63%)
9/25/23 #●	950,000	950,745
PFS Financing
Series 2018-A A 144A 2.463%
(LIBOR01M + 0.40%) 2/15/22 #●	1,085,000	1,084,910
Taco Bell Funding
Series 2016-1A A2II 144A
4.377% 5/25/46 #	1,723,750	1,740,901
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	868,136	854,096
Series 2016-1 A1B 144A
2.75% 2/25/55 #●	560,331	551,680
Series 2016-2 A1 144A
3.00% 8/25/55 #●	587,152	577,024
Series 2016-3 A1 144A
2.25% 4/25/56 #●	791,125	771,941
Series 2017-1 A1 144A
2.75% 10/25/56 #●	699,823	685,271
Series 2017-2 A1 144A
2.75% 4/25/57 #●	390,177	382,910
Series 2017-4 M1 144A
3.25% 6/25/57 #●	1,505,000	1,403,651
Series 2018-1 A1 144A
3.00% 1/25/58 #●	678,523	665,767
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.008%
(LIBOR01M + 0.85%) 12/15/20 #●	1,800,000	1,801,813
Series 2018-1A A1 144A 2.948%
(LIBOR01M + 0.73%, Floor 0.73%)
3/15/22 #●	3,340,000	3,340,000
Vantage Data Centers Issuer
Series 2018-1A A2 144A
4.072% 2/16/43 #	894,750	895,360
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	1,490,000	1,479,549
Series 2017-1A A 144A
2.06% 9/20/21 #	1,620,000	1,605,329
Volvo Financial Equipment Master Owner
Trust
Series 2017-A A 144A 2.563%
(LIBOR01M + 0.50%) 11/15/22 #●	3,500,000	3,509,430
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	1,166,188	1,122,106

Total Non-Agency Asset-Backed
Securities
(cost $50,742,892)		50,505,206

Non-Agency Collateralized Mortgage
Obligations – 1.84%
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	32,871	31,188
Series 2005-6 7A1 5.50% 7/25/20	24,324	22,791
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	66,427	66,823
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.323% 11/25/36 ●	1,800,000	1,850,197
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	1,453,141	1,428,450
Series 2018-5 A7 144A
4.00% 9/25/48 #●	1,120,000	1,122,931
Galton Funding Mortgage Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	1,107,338	1,102,220
Holmes Master Issuer
Series 2018-2A A2 144A 2.561%
(LIBOR03M + 0.42%) 10/15/54 #●	1,540,000	1,540,362
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.418% 6/25/29 #●	689,958	675,062
Series 2014-2 B2 144A
3.418% 6/25/29 #●	257,897	250,786
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,051,686
Series 2015-4 B1 144A
3.624% 6/25/45 #●	1,065,352	1,029,415
Series 2015-4 B2 144A
3.624% 6/25/45 #●	764,274	724,411
Series 2016-4 B1 144A
3.902% 10/25/46 #●	519,111	508,453

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B2 144A
3.902% 10/25/46 #●	890,585	$867,361
Series 2017-1 B2 144A
3.551% 1/25/47 #●	1,680,450	1,594,753
Series 2017-2 A3 144A
3.50% 5/25/47 #●	788,647	765,195
Series 2018-3 A5 144A
3.50% 9/25/48 #●	2,605,262	2,563,203
Series 2018-4 A15 144A
3.50% 10/25/48 #●	1,759,880	1,747,926
Series 2018-6 1A4 144A
3.50% 12/25/48 #●	1,123,704	1,113,914
Series 2018-7FRB A2 144A 2.815%
(LIBOR01M + 0.75%) 4/25/46 #=●	1,304,065	1,306,221
JPMorgan Trust
Series 2015-1 B2 144A
3.053% 12/25/44 #●	1,306,925	1,299,873
Series 2015-5 B2 144A
3.076% 5/25/45 #●	1,210,337	1,192,789
Series 2015-6 B1 144A
3.615% 10/25/45 #●	736,149	717,320
Series 2015-6 B2 144A
3.615% 10/25/45 #●	713,145	689,875
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A
3.50% 12/25/57 #●	959,378	952,333
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.747%
(LIBOR03M + 0.38%) 7/15/58 #●	1,000,000	998,459
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	621,801	609,560
Series 2015-1 B2 144A
3.876% 1/25/45 #●	820,914	813,419
Series 2015-2 B2 144A
3.744% 5/25/45 #●	5,048,064	4,924,025
Series 2017-4 A1 144A
3.50% 7/25/47 #●	845,508	821,464
Series 2017-5 B1 144A
3.878% 8/25/47 #●	3,631,177	3,543,879
Series 2018-5 A4 144A
3.50% 5/25/48 #●	1,453,001	1,431,438
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.725%
(LIBOR03M + 0.39%) 1/21/70 #●	4,000,000	3,995,624
Towd Point Mortgage Trust
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	987,544	967,130
Washington Mutual Mortgage Pass
Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	19,831	2,846
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	134,896	131,617
Series 2006-3 A11 5.50% 3/25/36	210,222	211,959
Series 2006-AR5 2A1
4.191% 4/25/36 ●	160,710	161,511
Series 2007-AR10 2A1
4.056% 1/25/38 ●	760,384	745,402
Total Non-Agency Collateralized
Mortgage Obligations
(cost $45,923,546)		45,573,871

Non-Agency Commercial
Mortgage-Backed
Securities – 6.29%
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	805,000	790,049
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,536,941
Series 2017-BNK5 B
3.896% 6/15/60 ●	1,500,000	1,478,539
Series 2017-BNK7 A5
3.435% 9/15/60	1,755,000	1,704,782
Series 2017-BNK8 A4
3.488% 11/15/50	1,265,000	1,232,324
Series 2018-BN14 A4
4.231% 9/15/60	1,500,000	1,550,425
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	270,000	267,655
Series 2018-B6 A4 4.261% 11/10/51	1,450,000	1,497,921
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50	1,000,000	973,055
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	12,150,000	11,799,246
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A
5.947% 12/15/47 #●	880,000	924,403
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	5,697,135
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,935,000	1,937,618
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,065,664
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,017,780

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-23

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	$1,520,985
Series 2018-C5 A4 4.228% 6/10/51	2,100,000	2,162,388
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,729,094
Series 2013-WWP A2 144A
3.424% 3/10/31 #	2,540,000	2,555,556
Series 2014-CR19 A5
3.796% 8/10/47	9,707,000	9,822,062
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	7,812,682
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	3,851,884
Series 2015-CR23 A4
3.497% 5/10/48	1,910,000	1,896,195
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,415,000	3,320,779
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	1,874,001
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.884% 11/10/46 #●	1,265,000	1,323,872
GRACE Mortgage Trust
Series 2014-GRCE B 144A
3.52% 6/10/28 #	6,015,000	6,008,796
GS Mortgage Securities Corp II
Series 2018-GS10 C
4.561% 7/10/51 ●	1,100,000	1,096,117
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,028,573
Series 2015-GC32 A4
3.764% 7/10/48	1,240,000	1,248,147
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	2,962,837
Series 2017-GS5 XA
0.967% 3/10/50 ●	33,014,752	1,877,440
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,303,413
Series 2018-GS9 A4
3.992% 3/10/51 ●	1,370,000	1,389,082
Series 2018-GS9 C 4.51% 3/10/51 ●	400,000	395,948
JPM-BB Commercial Mortgage
Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,623,412
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	4,714,746
JPM-DB Commercial Mortgage
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,253,680
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,330,549
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.745% 8/12/37 ●	600,000	617,111
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,391,040
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,607,838
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	4,692,640
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	2,912,978
Series 2016-JP3 B 3.397% 8/15/49 ●	700,000	664,178
Series 2016-WIKI A 144A
2.798% 10/5/31 #	1,610,000	1,575,973
Series 2016-WIKI B 144A
3.201% 10/5/31 #	1,490,000	1,463,162
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,205,474	831,777
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,653,565
Series 2015-C26 A5
3.531% 10/15/48	1,970,000	1,949,470
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,575,468
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	2,310,000	2,182,397
Series 2006-T21 B 144A
5.213% 10/12/52 #●	800,000	798,461
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	1,327,634	1,325,291
Series 2018-C9 A4 4.117% 3/15/51 ●	2,365,000	2,405,149
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C5 B 144A
3.649% 3/10/46 #●	1,000,000	985,967
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	1,175,000	1,160,408
Series 2015-C30 XA
1.084% 9/15/58 ●	16,033,191	811,659
Series 2015-NXS3 A4
3.617% 9/15/57	1,250,000	1,241,261
Series 2016-BNK1 A3
2.652% 8/15/49	2,575,000	2,390,559
Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,178,625
Series 2017-RB1 XA
1.439% 3/15/50 ●	20,517,942	1,732,301
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45	3,605,000	3,520,106

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-24

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		3,605,000	3,520,106
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $161,906,036)			155,243,159

Regional Bonds – 0.34% Δ
Argentina – 0.08%
Provincia de Cordoba
144A 7.125% 8/1/27 #		1,575,000	1,263,937
144A 7.45% 9/1/24 #		920,000	793,684
			2,057,621
Australia – 0.11%
New South Wales Treasury
4.00% 5/20/26	AUD	1,094,900	855,185
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	1,254,000	882,902
144A 3.25% 7/21/28 #	AUD	1,298,000	945,104
			2,683,191
Canada – 0.15%
Province of Ontario Canada
2.60% 6/2/27	CAD	630,000	471,345
3.45% 6/2/45	CAD	1,488,000	1,195,238
Province of Quebec Canada
1.65% 3/3/22	CAD	2,281,000	1,718,118
6.00% 10/1/29	CAD	224,000	219,878
			3,604,579
Total Regional Bonds
(cost $9,171,517)			8,345,391

Sovereign Bonds – 2.01% Δ
Argentina – 0.20%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	52,592,000	1,130,429
Argentine Republic Government
International Bond
5.625% 1/26/22		2,185,000	1,979,064
6.875% 1/11/48		2,275,000	1,763,125
			4,872,618
Australia – 0.00%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	26,460
			26,460
Bermuda – 0.06%
Bermuda Government International Bond
144A 3.717% 1/25/27 #		1,600,000	1,529,824
			1,529,824
Brazil – 0.26%
Brazil Notas do Tesouro Nacional
Series F
10.00% 1/1/27	BRL	18,765,000	4,274,168
10.00% 1/1/23	BRL	9,102,000	2,195,843
			6,470,011
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	411,116
			411,116
Colombia – 0.25%
Colombian TES 7.00% 6/30/32	COP	18,215,000,000	6,041,198
			6,041,198
Egypt – 0.10%
Egypt Government International Bond
144A 5.577% 2/21/23 #		1,200,000	1,166,189
144A 7.903% 2/21/48 #		1,300,000	1,244,506
			2,410,695
Indonesia – 0.02%
Indonesia Government International
Bond 144A 5.125% 1/15/45 #		600,000	602,476
			602,476
Ivory Coast – 0.13%
Ivory Coast Government International
Bond 144A 6.125% 6/15/33 #		3,400,000	3,117,834
			3,117,834
Jordan – 0.07%
Jordan Government International Bond
144A 5.75% 1/31/27 #		1,865,000	1,772,309
			1,772,309
Mexico – 0.11%
Mexican Bonos 6.50% 6/9/22	MXN	21,417,000	1,099,427
Mexico Government International Bond
4.35% 1/15/47		1,700,000	1,547,017
			2,646,444
Nigeria – 0.06%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		1,445,000	1,483,827
			1,483,827
Poland – 0.05%
Republic of Poland Government Bond
2.50% 1/25/23	PLN	1,554,000	423,190
3.25% 7/25/25	PLN	3,319,000	917,658
			1,340,848
Republic of Korea – 0.14%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	530,000	384,459

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-25

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Sovereign Bonds Δ (continued)
Republic of Korea (continued)
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,428,262,695	$3,159,308
			3,543,767
Senegal – 0.09%
Senegal Government International Bond
144A 6.75% 3/13/48 #		2,380,000	2,134,146
			2,134,146
South Africa – 0.18%
Republic of South Africa Government
Bond 8.75% 1/31/44	ZAR	41,251,000	2,601,620
Republic of South Africa Government
International Bond 5.875% 6/22/30		1,950,000	1,942,945
			4,544,565
Turkey – 0.13%
Turkey Government Bond
8.00% 3/12/25	TRY	4,262,000	439,964
11.00% 3/2/22	TRY	23,205,000	2,849,150
			3,289,114
Ukraine – 0.12%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		2,210,000	1,927,916
144A 7.75% 9/1/26 #		1,000,000	942,525
			2,870,441
United Kingdom – 0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	585,624
			585,624
Total Sovereign Bonds
(cost $55,458,523)			49,693,317

Supranational Banks – 0.81%
Arab Petroleum Investments 144A
4.125% 9/18/23 #		1,750,000	1,760,806
Asian Development Bank
3.50% 5/30/24	NZD	2,556,000	1,748,970
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		2,320,000	2,245,760
European Investment Bank
1.00% 9/21/26	GBP	982,000	1,213,025
6.00% 12/7/28	GBP	421,000	758,258
Inter-American Development Bank
6.25% 6/15/21	IDR	35,500,000,000	2,235,813
7.875% 3/14/23	IDR	9,990,000,000	657,876
International Bank for Reconstruction &
Development
2.228% (LIBOR01M + 0.07%)
4/17/19 ●		1,507,000	1,507,409
2.50% 11/25/24		1,507,000	1,457,953
3.00% 2/2/23	NZD	2,193,000	1,473,883
3.375% 1/25/22	NZD	720,000	490,912
4.625% 10/6/21	NZD	1,123,000	792,462
International Finance
2.375% 7/19/23	CAD	1,422,000	1,085,395
3.625% 5/20/20	NZD	472,000	320,292
3.75% 8/9/27	NZD	790,000	537,384
7.00% 7/20/27	MXN	35,220,000	1,725,675
Total Supranational Banks
(cost $21,034,635)			20,011,873

US Treasury Obligations – 11.96%
US Treasury Bond
3.00% 8/15/48		15,915,000	15,310,106
US Treasury Notes
2.25% 11/15/27		1,440,000	1,348,172
2.75% 7/31/23		95,330,000	94,505,176
2.875% 9/30/23		27,740,000	27,648,980
2.875% 5/15/28 ∞		147,705,000	145,518,272
2.875% 8/15/28		11,330,000	11,159,829
Total US Treasury Obligations
(cost $298,563,813)			295,490,535

		Number of
		shares
Common Stock – 0.00%
Adelphia Recovery Trust =†		1	0
Century Communications =†		2,500,000	0

Total Common Stock (cost $75,684)			0

Convertible Preferred Stock – 0.80%
A Schulman 6.00% exercise price
$52.33 ψ		2,654	2,746,890
AMG Capital Trust II 5.15% exercise
price $198.02, maturity date 10/15/37		28,129	1,621,474
Assurant 6.50% exercise price $106.91,
maturity date 3/15/21		14,418	1,622,890
Bank of America 7.25% exercise price
$50.00 ψ		1,140	1,475,445
Becton Dickinson 6.125% exercise price
$211.80, maturity date 5/1/20		26,215	1,713,412
Crown Castle International 6.875%
exercise price $114.88, maturity date
8/1/20		990	1,075,140
DTE Energy 6.50% exercise price
$116.31, maturity date 10/1/19		24,034	1,243,038
El Paso Energy Capital Trust I 4.75%
exercise price $34.49, maturity date
3/31/28		37,033	1,740,181

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-26

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
Kinder Morgan 9.75% exercise price
$32.38, maturity date 10/26/18	62,885	$2,090,926
QTS Realty Trust 6.50% exercise price
$47.03 ψ	18,173	1,919,251
Wells Fargo & Co. 7.50% exercise price
$156.71 ψ	829	1,070,140
Welltower 6.50% exercise price
$57.16 ψ	25,809	1,561,961
Total Convertible Preferred Stock
(cost $19,612,502)		19,880,748

Preferred Stock – 0.10%
Morgan Stanley 5.55% µψ	2,085,000	2,142,859
USB Realty 144A 3.486% (LIBOR03M +
1.147%) #ψ●	300,000	270,000
Total Preferred Stock
(cost $2,389,055)		2,412,859

	Number of
	contracts
Options Purchased – 0.02%
Futures Call Option – 0.01%
U.S. Treasury 10 yr Notes strike price
$119, expiration date 10/26/18,
notional amount $104,244,000	876	273,750
		273,750
Futures Put Option – 0.01%
U.S. Treasury 10 yr Notes strike price
$118, expiration date 10/26/18,
notional amount $103,368,000	876	123,188
		123,188
Total Options Purchased
(cost $552,458)		396,938

	Principal
	amount°
Short-Term Investments – 5.35%
Repurchase Agreements – 3.85%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $12,658,855 (collateralized by
US government obligations
1.181%–2.125%
1/15/19–10/31/19; market value $12,909,692)	12,656,556	12,656,556
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $34,811,678 (collateralized by
US government obligations
0.00%–4.375%
11/15/18–11/15/46; market value $35,501,639)	34,805,528	34,805,528
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $47,790,715 (collateralized by
US government obligations
0.00%–4.75%
10/11/18–2/15/48; market value $48,737,554)	47,781,916	47,781,916
		95,244,000
US Treasury Obligation – 1.50%
US Treasury Bill 1.696% 10/11/18	36,983,532	36,962,562
		36,962,562
Total Short-Term Investments
(cost $132,206,627)		132,206,562
Total Value of Securities – 101.04%
(cost $2,535,022,533)		2,495,374,491
Liabilities Net of Receivables and Other Assets – (1.04%)✤		(25,805,341)
Net Assets Applicable to 249,022,548 Shares Outstanding – 100.00%		$2,469,569,150
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $607,616,112, which represents 24.60% of the Series’ net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-27

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after Sept. 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
✤	Of this amount, $539 represents cash collateral held at broker for centrally cleared swap contracts, $627,000 cash collateral held at broker for futures contracts and $1,640,000 cash collateral held at broker for certain open derivatives as of Sept. 30, 2018.
∞	Fully or partially pledged as collateral for futures contracts.

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at Sept. 30, 2018:

Borrower	Principal Amount	Cost	Value
Heartland Dental Tranche DD 1st Lien 3.75% 4/30/25	173,739	173,739	174,029

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	250,986	USD	(180,433)	11/2/18	$1,038	$—
BAML	CAD	(6,764,015)	USD	5,199,093	11/2/18	—	(41,655)
BAML	EUR	(1,382,869)	USD	1,620,820	11/2/18	10,702	—
BAML	JPY	(790,519,120)	USD	7,078,037	11/2/18	102,284	—
BAML	NZD	(6,975,118)	USD	4,590,151	11/2/18	—	(34,283)
BNP	AUD	(1,819,586)	USD	1,308,753	11/5/18	—	(6,898)
BNP	MXN	9,816,327	USD	(517,643)	11/5/18	3,521	—
BNP	NOK	(12,261,189)	USD	1,502,549	11/5/18	—	(6,333)
BNYM	AUD	(27,400)	USD	19,820	10/1/18	15	—
BNYM	CAD	(6,720)	USD	5,198	10/1/18	—	(4)
HSBC	EUR	(877,445)	USD	1,029,366	11/2/18	7,728	—
HSBC	GBP	(5,777,877)	USD	7,611,971	11/2/18	69,042	—
JPMC	KRW	(3,480,705,620)	USD	3,098,780	11/2/18	—	(40,101)
JPMC	PLN	(3,466,675)	USD	943,838	11/2/18	2,830	—
TD	JPY	1,395,825,161	USD	(12,502,700)	11/2/18	—	(185,563)
Total Foreign Currency Exchange Contracts						$197,160	$(314,837)

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-28

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Futures Contracts

					Value/	Variation Margin
		Notional	Notional	Expiration	Unrealized	Due from
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date	Depreciation[3]	(Due to) Brokers
	US Treasury 10 yr
(151)	Notes	$(17,935,969)	$(17,919,026)	12/20/18	$(16,943)	$(4,719)
	US Treasury 10 yr
58	Notes	6,889,313	6,973,305	12/20/18	(83,992)	1,813
	US Treasury Long
463	Bond	65,051,500	66,846,736	12/20/18	(1,795,236)	(72,344)
Total Futures Contracts			$55,901,015		$(1,896,171)	$(75,250)

Swap Contracts
CDS Contracts1

Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]	Brokers
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[4]
5/11/63 – Monthly	13,275,000	3.00%	$(1,565,538)	$(1,551,641)	$(13,897)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $1,453.

4Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-29

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):

BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
JPM – JPMorgan
JPMC – JPMorgan Chase
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR01W – ICE LIBOR USD 1 Week
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr-Year
ZAR – South African Rand

See accompanying notes.

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-30

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Diversified Income Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-31

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$655,541,677	$—	$655,541,677
Collateralized Debt Obligations	—	123,872,610	—	123,872,610
Corporate Debt	—	986,801,130	—	986,801,130
Foreign Debt	—	78,050,581	—	78,050,581
Municipal Bonds	—	3,451,773	—	3,451,773
Loan Agreements[1]	—	193,882,538	3,386,540	197,269,078
US Treasury Obligations	—	295,490,535	—	295,490,535
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	13,772,203	6,108,545	—	19,880,748
Preferred Stock	—	2,412,859	—	2,412,859
Option Purchased	—	396,938	—	396,938
Short-Term Investments	—	132,206,562	—	132,206,562
Total Value of Securities	$13,772,203	$2,478,215,748	$3,386,540	$2,495,374,491
Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$197,160	$—	$197,160
Liabilities:
Foreign Currency Exchange Contracts	—	(314,837)	—	(314,837)
Futures Contracts	(1,896,171)	—	—	(1,896,171)
Swap Contracts	—	(13,897)	—	(13,897)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	98.26%	1.74%	100.00%
Convertible Preferred Stock	69.27%	30.73%	—	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-32

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of Investments.”

NQ-VIP- 866 [9/18] 11/18 (652273)	Diversified Income Series-33

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 89.07% Δ
Argentina – 2.79%
Arcos Dorados Holdings Class A	449,841	$2,811,506
Cablevision Holdings GDR †	262,838	2,102,704
Cresud ADR	328,977	4,658,314
Grupo Clarin GDR Class B 144A #†	77,680	260,616
IRSA Inversiones y
Representaciones ADR	430,000	7,288,500
		17,121,640
Bahrain – 0.12%
Aluminium Bahrain GDR 144A #	91,200	743,873
		743,873
Brazil – 11.91%
AES Tiete Energia	330,193	780,811
Atacadao Distribuicao Comercio e
Industria	532,600	1,953,128
B2W Cia Digital †	2,553,158	17,391,731
Banco Bradesco ADR	798,600	5,654,088
Banco Santander Brasil ADR	53,466	471,035
BRF ADR †	341,500	1,871,420
Centrais Eletricas Brasileiras †	711,800	2,733,659
Cia Brasileira de Distribuicao ADR	300,000	6,444,000
Gerdau ADR	444,900	1,873,029
Hypera	553,000	3,901,145
Itau Unibanco Holding ADR	699,550	7,681,059
Petroleo Brasileiro ADR	488,906	5,901,095
Rumo †	234,448	866,724
Telefonica Brasil ADR	392,181	3,815,921
TIM Participacoes ADR	350,000	5,071,500
Vale	457,197	6,764,190
		73,174,535
Chile – 0.74%
Sociedad Quimica y Minera de Chile
ADR	100,000	4,572,000
		4,572,000
China/Hong Kong – 19.10%
Alibaba Group Holding ADR †	75,000	12,357,000
Baidu ADR †	53,600	12,257,248
BeiGene †	182,800	2,444,852
BeiGene ADR †	11,002	1,894,764
China Mengniu Dairy †	1,448,000	4,818,436
China Mobile ADR	200,000	9,786,000
China Petroleum & Chemical	2,260,000	2,263,363
China Petroleum & Chemical ADR	42,234	4,241,983
Ctrip.com International ADR †	130,000	4,832,100
Genscript Biotech †	1,202,000	2,029,858
JD.com ADR †	91,700	2,392,453
Kunlun Energy	4,622,900	5,379,757
PetroChina Class H	3,000,000	2,429,631
SINA †	200,000	13,896,000
Sohu.com ADR †	491,279	9,766,627
Tencent Holdings	412,500	17,030,409
Tianjin Development Holdings	35,950	12,996
Tingyi Cayman Islands Holding	1,706,000	3,133,774
Tsingtao Brewery Class H	645,429	3,034,073
Weibo ADR †	40,000	2,925,200
ZhongAn Online P&C Insurance Class H
144A #†	109,400	446,496
		117,373,020
India – 10.59%
Dr Reddy’s Laboratories ADR	110,000	3,806,000
Indiabulls Real Estate GDR †	44,628	54,892
Natco Pharma	200,000	2,073,389
RattanIndia Infrastructure GDR =†	131,652	7,265
Reliance Industries	1,600,000	27,765,485
Reliance Industries GDR 144A #	860,000	29,541,000
Sify Technologies ADR	91,200	137,712
Tata Motors ADR †	110,000	1,689,600
		65,075,343
Japan – 0.36%
Renesas Electronics †	350,000	2,187,115
		2,187,115
Malaysia – 1.41%
Hong Leong Bank	1,549,790	7,706,821
UEM Sunrise	4,748,132	952,265
		8,659,086
Mexico – 4.97%
America Movil Class L ADR	213,289	3,425,421
Cemex ADR †	506,188	3,563,564
Fomento Economico Mexicano ADR	98,307	9,729,444
Grupo Financiero Banorte Class O	754,700	5,459,618
Grupo Lala	606,200	693,207
Grupo Televisa ADR	432,500	7,672,550
		30,543,804
Peru – 0.27%
Cia de Minas Buenaventura ADR	125,440	1,682,150
		1,682,150
Republic of Korea – 19.68%
Hite Jinro	150,000	2,278,567
KB Financial Group ADR	90,000	4,345,200
LG Display ADR	188,309	1,632,639
LG Electronics	62,908	4,026,566
LG Uplus	500,000	8,248,817
Lotte †	69,206	3,562,464
Lotte Chilsung Beverage	1,421	1,783,216
Lotte Confectionery	8,599	1,399,251
NCSoft	7,931	3,163,820
Samsung Electronics	982,700	41,150,702
Samsung Life Insurance	71,180	6,243,691
SK Hynix	180,000	11,862,069
SK Telecom	16,491	4,192,438
SK Telecom ADR	971,935	27,097,548
		120,986,988

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock Δ (continued)
Russia – 5.92%
ENEL RUSSIA PJSC GDR	15,101	$13,904
Etalon Group GDR 144A #	354,800	828,458
Gazprom PJSC ADR	783,900	3,919,500
LUKOIL PJSC ADR (London International
Exchange)	133,500	10,239,450
Mobile TeleSystems PJSC ADR	154,402	1,317,049
Sberbank of Russia PJSC	3,308,402	10,267,920
Surgutneftegas PJSC ADR	294,652	1,219,859
T Plus =†	25,634	0
VEON ADR	692,688	2,008,795
Yandex Class A †	200,000	6,578,000
		36,392,935
South Africa – 0.47%
ArcelorMittal South Africa †	374,610	86,359
Impala Platinum Holdings †	500,000	972,333
Sun International †	210,726	902,138
Tongaat Hulett	182,915	957,179
		2,918,009
Taiwan – 6.33%
Hon Hai Precision Industry	1,605,706	4,165,065
MediaTek	1,045,000	8,436,528
President Chain Store	500,000	5,870,697
Taiwan Semiconductor Manufacturing	2,375,864	20,425,910
		38,898,200
Thailand – 1.18%
Bangkok Bank-Foreign	638,091	4,301,294
PTT Exploration & Production – Foreign	617,051	2,957,418
		7,258,712
Turkey – 0.74%
Turkcell Iletisim Hizmetleri	730,024	1,395,913
Turkiye Sise ve Cam Fabrikalari	3,243,612	3,138,754
		4,534,667
United Kingdom – 0.66%
Anglo American ADR	92,815	1,037,208
Griffin Mining †	1,642,873	1,937,895
Hikma Pharmaceuticals	44,202	1,065,838
		4,040,941
United States − 1.83%
Altaba †	157,300	10,715,276
Avon Products †	241,200	530,640
		11,245,916
Total Common Stock
(cost $499,426,250)		547,408,934

Exchange-Traded Fund – 0.55%
iShares MSCI Turkey ETF	143,000	3,404,830
Total Exchange-Traded Fund
(cost $5,709,139)		3,404,830

Preferred Stock – 6.44% Δ
Brazil – 1.81%
Braskem Class A 5.55%	288,768	4,167,189
Centrais Eletricas Brasileiras
Class B †	233,700	1,068,809
Gerdau 1.77%	389,400	1,646,866
Petroleo Brasileiro Class A ADR 0.38%	403,795	4,223,696
		11,106,560
Republic of Korea – 3.03%
CJ 2.48%	28,030	1,556,591
Samsung Electronics 3.17%	499,750	17,052,546
		18,609,137
Russia – 1.60%
Transneft PJSC 7.07%	3,887	9,834,498
		9,834,498
Total Preferred Stock
(cost $25,904,201)		39,550,195

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A =†	100,339	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 3.90%
Repurchase Agreements – 3.90%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be repurchased
on 10/1/18, repurchase price $3,189,036
(collateralized by US government
obligations 1.181%–2.125%
1/15/19–10/31/19; market value $3,252,227)	3,188,457	$3,188,457
Bank of Montreal
2.12%, dated 9/28/18, to be repurchased
on 10/1/18, repurchase price $8,769,806
(collateralized by US government
obligations 0.00%–4.375%
11/15/18–11/15/46; market value $8,943,622)	8,768,257	8,768,257
BNP Paribas
2.21%, dated 9/28/18, to be repurchased
on 10/1/18, repurchase price $12,039,503
(collateralized by US government
obligations 0.00%–4.75%
10/11/18–2/15/48; market value $12,278,032)	12,037,286	12,037,286
		23,994,000
Total Short-Term Investments
(cost $23,994,000)		23,994,000

Total Value of Securities – 99.96%
(cost $559,985,787)	$614,357,959
Receivables and Other Assets Net of Liabilities – 0.04%	253,179
Net Assets Applicable to 28,113,679 Shares Outstanding – 100.00%	$614,611,138

____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $31,820,443, which represents 5.18% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company

See accompanying notes.

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-3

Delaware VIP® Trust – Delaware VIP Emerging Markets Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Emerging Markets Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$16,861,024	$260,616	$—	$17,121,640
Bahrain	—	743,873	—	743,873
Brazil	72,393,724	780,811	—	73,174,535
Chile	4,572,000	—	—	4,572,000
China/Hong Kong	117,373,020	—	—	117,373,020
India	65,068,078	—	7,265	65,075,343
Japan	2,187,115	—	—	2,187,115
Malaysia	8,659,086	—	—	8,659,086
Mexico	30,543,804	—	—	30,543,804
Peru	1,682,150	—	—	1,682,150
Republic of Korea	120,986,988	—	—	120,986,988
Russia	25,282,653	11,110,282	—	36,392,935
South Africa	2,918,009	—	—	2,918,009
Taiwan	38,898,200	—	—	38,898,200
Thailand	7,258,712	—	—	7,258,712
Turkey	4,534,667	—	—	4,534,667
United Kingdom	4,040,941	—	—	4,040,941
United States	11,245,916	—	—	11,245,916
Exchange-Traded Fund	3,404,830	—	—	3,404,830
Preferred Stock[1]	29,715,697	9,834,498	—	39,550,195
Participation Notes	—	—	—	—
Short-Term Investments	—	23,994,000	—	23,994,000
Total Value of Securities	$567,626,614	$46,724,080	$7,265	$614,357,959

____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 24.87% and 75.13%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2018. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-5

(Unaudited)

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [9/18] 11/18 (652283)	Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.34%
Basic Materials – 9.02%
Balchem	69,282	$7,765,819
Continental Building Products †	226,637	8,510,219
Eastman Chemical	69,761	6,677,523
Huntsman	271,545	7,394,170
Kaiser Aluminum	47,770	5,209,796
Minerals Technologies	88,122	5,957,047
Neenah	85,178	7,350,861
Reliance Steel & Aluminum	89,868	7,664,842
Worthington Industries	131,000	5,680,160
		62,210,437
Business Services – 4.69%
ABM Industries	142,400	4,592,400
Aramark	187,199	8,053,301
ASGN †	56,610	4,468,227
Convergys	101,781	2,416,281
Gartner †	32,273	5,115,271
US Ecology	69,600	5,133,000
WageWorks †	60,265	2,576,329
		32,354,809
Capital Goods – 11.05%
Barnes Group	80,544	5,721,040
Belden	75,325	5,378,958
BWX Technologies	61,650	3,855,591
Columbus McKinnon	23,925	945,995
ESCO Technologies	57,253	3,896,067
Federal Signal	49,725	1,331,635
Gates Industrial †	127,900	2,494,050
Graco	107,309	4,972,699
Granite Construction	90,418	4,132,103
Jacobs Engineering Group	47,200	3,610,800
Kadant	69,225	7,465,916
KLX †	59,343	3,725,554
Lincoln Electric Holdings	62,335	5,824,582
MasTec †	49,150	2,194,547
Oshkosh	57,425	4,090,957
Quanta Services †	88,125	2,941,613
Spirit AeroSystems Holdings Class A	41,450	3,799,721
Tetra Tech	20,550	1,403,565
United Rentals †	33,075	5,411,070
Woodward	37,200	3,007,992
		76,204,455
Communications Services – 0.93%
InterXion Holding †	95,238	6,409,517
		6,409,517
Consumer Discretionary – 3.53%
Five Below †	46,626	6,064,178
Malibu Boats Class A †	111,716	6,113,100
Steven Madden	147,086	7,780,849
Tractor Supply	48,142	4,375,145
		24,333,272
Consumer Services – 1.56%
Cheesecake Factory	67,353	3,606,080
Chuy’s Holdings †	77,184	2,026,080
Hawaiian Holdings	40,179	1,611,178
Jack in the Box	41,425	3,472,658
		10,715,996
Consumer Staples – 2.16%
Casey’s General Stores	47,285	6,104,966
J&J Snack Foods	24,853	3,750,069
Pinnacle Foods	77,927	5,050,449
		14,905,484
Credit Cyclicals – 1.68%
BorgWarner	108,000	4,620,240
Tenneco Class A	102,414	4,315,726
Toll Brothers	79,800	2,635,794
		11,571,760
Energy – 4.95%
Carrizo Oil & Gas †	154,842	3,902,018
Diamondback Energy	81,667	11,040,562
KLX Energy Services Holdings †	23,737	759,821
Parsley Energy Class A †	205,277	6,004,352
Patterson-UTI Energy	149,728	2,561,846
SRC Energy †	392,403	3,488,463
Superior Energy Services †	282,810	2,754,569
US Silica Holdings	193,114	3,636,337
		34,147,968
Financial Services – 16.49%
Arthur J Gallagher & Co.	49,919	3,715,970
CenterState Bank	156,075	4,377,904
East West Bancorp	94,216	5,687,820
Essent Group †	150,158	6,644,492
First Financial Bancorp	135,090	4,012,173
Great Western Bancorp	179,212	7,560,954
Independent Bank Group	74,225	4,921,117
Lazard Class A	151,290	7,281,588
MGIC Investment †	543,490	7,233,852
Primerica	64,639	7,792,231
Prosperity Bancshares	66,817	4,633,759
Reinsurance Group of America	55,410	8,010,070
Selective Insurance Group	78,204	4,965,954
Sterling Bancorp	258,828	5,694,216
Stifel Financial	123,154	6,312,874
Umpqua Holdings	224,480	4,669,184
Valley National Bancorp	299,325	3,367,406
Webster Financial	80,264	4,732,365
Western Alliance Bancorp †	134,972	7,678,557
WSFS Financial	93,343	4,401,122
		113,693,608
Healthcare – 13.37%
Alkermes †	99,677	4,230,292
Bio-Techne	40,075	8,179,708

NQ-VIP-874 [9/18] 11/18 (652182)	Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Healthcare (continued)
Catalent †	145,470	$6,626,159
DexCom †	50,259	7,189,047
Encompass Health	104,189	8,121,533
Exact Sciences †	104,643	8,258,426
ICON (Ireland) †	43,351	6,665,216
Ligand Pharmaceuticals Class B †	29,304	8,043,655
Medicines †	121,077	3,621,413
Neurocrine Biosciences †	71,995	8,851,785
Supernus Pharmaceuticals †	55,200	2,779,320
TESARO †	59,600	2,324,996
WellCare Health Plans †	29,887	9,578,485
West Pharmaceutical Services	62,351	7,698,478
		92,168,513
Media – 0.97%
Cinemark Holdings	78,299	3,147,620
Interpublic Group of Cos	155,953	3,566,645
		6,714,265
Real Estate Investment Trusts – 6.88%
Apartment Investment & Management
Class A	130,246	5,747,756
Brixmor Property Group	312,652	5,474,537
EPR Properties	97,501	6,670,043
Equity Commonwealth †	101,750	3,265,157
First Industrial Realty Trust	137,435	4,315,459
Gramercy Property Trust	128,983	3,539,294
Kite Realty Group Trust	328,260	5,465,529
Mack-Cali Realty	164,675	3,500,991
Pebblebrook Hotel Trust	112,272	4,083,333
Ramco-Gershenson Properties Trust	394,543	5,365,785
		47,427,884
Technology – 14.09%
Arista Networks †	6,094	1,620,151
Blackbaud	28,580	2,900,298
ExlService Holdings †	73,066	4,836,969
GrubHub †	61,581	8,536,358
Guidewire Software †	62,579	6,321,105
II-VI †	91,118	4,309,881
j2 Global	62,741	5,198,092
KeyW Holding †	117,158	1,014,588
LendingTree †	17,132	3,942,073
MACOM Technology Solutions
Holdings †	69,016	1,421,730
MaxLinear Class A †	238,161	4,734,641
NETGEAR †	64,392	4,047,037
Paycom Software †	34,852	5,416,349
Proofpoint †	62,729	6,669,975
PTC †	61,024	6,480,139
Semtech †	96,386	5,359,062
SS&C Technologies Holdings	103,951	5,907,535
Tyler Technologies †	30,658	7,513,049
WNS Holdings ADR †	138,001	7,003,551
Yelp †	80,181	3,944,905
		97,177,488
Transportation – 2.56%
Genesee & Wyoming †	81,012	7,371,282
Knight-Swift Transportation Holdings	98,200	3,385,936
XPO Logistics †	60,027	6,853,283
		17,610,501
Utilities – 3.41%
NorthWestern	131,866	7,735,260
South Jersey Industries	210,839	7,436,292
Spire	113,751	8,366,386
		23,537,938
Total Common Stock
(cost $549,538,728)		671,183,895

	Principal
	amount°
Short-Term Investments – 2.62%
Repurchase Agreement – 1.67%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $1,534,975 (collateralized by US
government obligations
1.181%–2.125% 1/15/19–10/31/19;
market value $1,565,390)	1,534,696	1,534,696
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $4,221,159 (collateralized by US
government obligations
0.00%–4.375% 11/15/18–11/15/46;
market value $4,304,822)	4,220,413	4,220,413
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $5,794,958 (collateralized by US
government obligations
0.00%–4.75% 10/11/18–2/15/48;
market value $5,909,769)	5,793,891	5,793,891
		11,549,000

NQ-VIP-874 [9/18] 11/18 (652182)	Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.95% ≠
US Treasury Bill
1.696% 10/11/18	6,533,296	$6,529,592
		6,529,592
Total Short-Term Investments
(cost $18,078,603)		18,078,592

Total Value of Securities – 99.96%
(cost $567,617,331)		$689,262,487
Receivables and Other Assets Net of Liabilities – 0.04%		287,766
Net Assets Applicable to 29,599,234 Shares Outstanding – 100.00%		$689,550,253
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP-874 [9/18] 11/18 (652182)	Smid Cap Core Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Smid Cap Core Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-874 [9/18] 11/18 (652182)	Smid Cap Core Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$671,183,895	$—	$671,183,895
Short-Term Investments	—	18,078,592	18,078,592
Total Value of Securities	$671,183,895	$18,078,592	$689,262,487

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2018. The Series’ policy is to recognize transfers between levels based on the fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-874 [9/18] 11/18 (652182)	Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 90.24%
Banking – 5.85%
Barclays 7.75%µψ	1,835,000	$1,844,175
Credit Suisse Group
144A 6.25%#µψ	1,315,000	1,300,206
144A 7.50%#µψ	595,000	613,594
HSBC Holdings 6.50%µψ	2,350,000	2,270,688
Lloyds Banking Group 7.50%µψ	1,705,000	1,762,544
Popular 6.125% 9/14/23	1,750,000	1,776,040
Royal Bank of Scotland Group
8.625%µψ	1,555,000	1,669,681
UBS Group Funding Switzerland
6.875%µψ	2,275,000	2,302,600
		13,539,528
Basic Industry – 12.99%
BMC East 144A 5.50% 10/1/24 #	855,000	828,281
Boise Cascade 144A 5.625% 9/1/24 #	945,000	968,341
Cleveland-Cliffs 5.75% 3/1/25	1,540,000	1,503,425
First Quantum Minerals
144A 6.875% 3/1/26 #	510,000	464,737
144A 7.25% 5/15/22 #	1,080,000	1,061,100
144A 7.25% 4/1/23 #	1,045,000	997,975
Freeport-McMoRan 6.875% 2/15/23	945,000	1,011,150
Hudbay Minerals
144A 7.25% 1/15/23 #	140,000	144,565
144A 7.625% 1/15/25 #	1,560,000	1,618,500
IAMGOLD 144A 7.00% 4/15/25 #	860,000	857,678
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	1,185,000	1,296,260
M/I Homes 5.625% 8/1/25	1,145,000	1,082,025
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #	1,630,000	1,753,269
NOVA Chemicals 144A 5.25% 6/1/27 #	2,035,000	1,900,181
Novelis 144A 6.25% 8/15/24 #	1,293,000	1,322,093
Schweitzer-Mauduit International 144A
6.875% 10/1/26 #	1,095,000	1,119,637
Standard Industries 144A
6.00% 10/15/25 #	2,690,000	2,760,613
Starfruit Finco 144A 8.00% 10/1/26 #	1,715,000	1,740,725
Steel Dynamics 5.00% 12/15/26	1,638,000	1,633,905
Tronox 144A 6.50% 4/15/26 #	735,000	710,194
Tronox Finance 144A 5.75% 10/1/25 #	1,950,000	1,813,500
William Lyon Homes 6.00% 9/1/23	1,180,000	1,144,600
Zekelman Industries 144A
9.875% 6/15/23 #	2,140,000	2,329,925
		30,062,679
Capital Goods – 2.80%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	1,085,000	1,068,183
Bombardier 144A 7.50% 3/15/25 #	1,135,000	1,176,144
BWAY Holding 144A 7.25% 4/15/25 #	1,010,000	987,174
BWX Technologies 144A
5.375% 7/15/26 #	635,000	638,969
Stevens Holding 144A
6.125% 10/1/26 #	730,000	743,687
Titan International 6.50% 11/30/23	720,000	697,950
TransDigm 6.375% 6/15/26	1,150,000	1,164,375
		6,476,482
Consumer Cyclical – 5.64%
AMC Entertainment Holdings
6.125% 5/15/27	1,950,000	1,878,337
Boyd Gaming 6.00% 8/15/26	1,695,000	1,716,187
Eagle Intermediate Global Holding 144A
7.50% 5/1/25 #	985,000	967,763
ESH Hospitality 144A 5.25% 5/1/25 #	1,370,000	1,332,325
Golden Nugget 144A 8.75% 10/1/25 #	1,981,000	2,081,595
MGM Resorts International
5.75% 6/15/25	1,130,000	1,137,910
Penske Automotive Group
5.50% 5/15/26	1,055,000	1,028,309
Scientific Games International
10.00% 12/1/22	2,745,000	2,918,813
		13,061,239
Consumer Non-Cyclical – 2.63%
Dean Foods 144A 6.50% 3/15/23 #	940,000	886,890
JBS USA
144A 5.75% 6/15/25 #	905,000	884,637
144A 6.75% 2/15/28 #	1,085,000	1,079,575
Minerva Luxembourg 144A
6.50% 9/20/26 #	640,000	602,400
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	914,287
Sigma Holdco 144A 7.875% 5/15/26 #	1,815,000	1,710,637
		6,078,426
Energy – 17.00%
Alta Mesa Holdings 7.875% 12/15/24	2,470,000	2,358,850
AmeriGas Partners
5.625% 5/20/24	1,270,000	1,266,825
5.875% 8/20/26	1,205,000	1,201,987
Cheniere Corpus Christi Holdings
7.00% 6/30/24	1,035,000	1,135,913
Cheniere Energy Partners
5.25% 10/1/25	1,580,000	1,583,950
Chesapeake Energy
7.00% 10/1/24	480,000	480,600
8.00% 1/15/25	1,215,000	1,256,917
Crestwood Midstream Partners
5.75% 4/1/25	1,325,000	1,358,125
DCP Midstream Operating
5.375% 7/15/25	955,000	974,100
Diamond Offshore Drilling
7.875% 8/15/25	1,765,000	1,837,806
Ensco 7.75% 2/1/26	1,890,000	1,882,913
Genesis Energy 6.50% 10/1/25	2,115,000	2,075,344

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy
6.375% 5/15/25	610,000	$602,375
6.375% 1/15/26	1,470,000	1,433,250
Laredo Petroleum 6.25% 3/15/23	2,420,000	2,432,100
Murphy Oil 6.875% 8/15/24	2,865,000	3,039,682
Murphy Oil USA 5.625% 5/1/27	1,380,000	1,374,825
Oasis Petroleum 144A 6.25% 5/1/26 #	1,320,000	1,349,040
Precision Drilling 144A
7.125% 1/15/26 #	2,505,000	2,580,150
Southwestern Energy 7.75% 10/1/27	2,215,000	2,347,900
Summit Midstream Holdings
5.75% 4/15/25	900,000	870,750
Targa Resources Partners
5.375% 2/1/27	1,345,000	1,351,725
144A 5.875% 4/15/26 #	975,000	1,010,344
Transocean 144A 9.00% 7/15/23 #	1,560,000	1,700,400
Whiting Petroleum 6.625% 1/15/26	1,765,000	1,842,219
		39,348,090
Healthcare – 10.56%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	1,286,000	1,160,615
Charles River Laboratories International
144A 5.50% 4/1/26 #	2,939,000	2,990,433
Community Health Systems
6.25% 3/31/23	1,295,000	1,235,106
Encompass Health
5.75% 11/1/24	790,000	803,754
5.75% 9/15/25	1,920,000	1,944,000
HCA
5.375% 2/1/25	1,435,000	1,467,287
5.875% 2/15/26	1,425,000	1,487,344
7.58% 9/15/25	580,000	648,150
Hill-Rom Holdings
144A 5.00% 2/15/25 #	535,000	525,814
144A 5.75% 9/1/23 #	860,000	885,800
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	1,735,000	1,807,870
Polaris Intermediate 144A PIK 8.50%
12/1/22 #❆	610,000	632,564
Surgery Center Holdings
144A 6.75% 7/1/25 #	1,010,000	972,125
144A 8.875% 4/15/21 #	1,840,000	1,925,100
Tenet Healthcare
5.125% 5/1/25	610,000	602,375
8.125% 4/1/22	2,035,000	2,152,114
Teva Pharmaceutical Finance
Netherlands III 6.00% 4/15/24	1,870,000	1,900,643
WellCare Health Plans 144A
5.375% 8/15/26 #	1,285,000	1,310,700
		24,451,794
Insurance – 5.24%
Acrisure 144A 7.00% 11/15/25 #	1,240,000	1,159,003
AssuredPartners 144A 7.00% 8/15/25 #	2,390,000	2,372,075
HUB International 144A 7.00% 5/1/26 #	3,100,000	3,111,811
NFP 144A 6.875% 7/15/25 #	2,425,000	2,437,125
USIS Merger Sub 144A 6.875% 5/1/25 #	3,045,000	3,045,000
		12,125,014
Media – 9.13%
Altice Luxembourg 144A
7.75% 5/15/22 #	2,595,000	2,535,315
CCO Holdings
144A 5.50% 5/1/26 #	160,000	158,600
144A 5.75% 2/15/26 #	2,065,000	2,077,906
144A 5.875% 5/1/27 #	2,010,000	1,997,437
Cequel Communications Holdings I
144A 7.50% 4/1/28 #	1,840,000	1,936,600
144A 7.75% 7/15/25 #	530,000	567,100
CSC Holdings
6.75% 11/15/21	2,290,000	2,418,813
144A 10.875% 10/15/25 #	1,080,000	1,256,850
Gray Television 144A 5.875% 7/15/26 #	1,245,000	1,237,219
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,293,750
Sirius XM Radio 144A 5.375% 4/15/25 #	1,955,000	1,967,219
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	2,525,000	2,478,389
VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,194,863
		21,120,061
Services – 6.40%
Advanced Disposal Services 144A
5.625% 11/15/24 #	1,245,000	1,261,795
Ashtead Capital 144A 5.25% 8/1/26 #	1,020,000	1,033,005
Avis Budget Car Rental 144A
6.375% 4/1/24 #	1,490,000	1,488,137
Covanta Holding 5.875% 7/1/25	1,345,000	1,361,813
GEO Group
5.875% 10/15/24	210,000	202,125
6.00% 4/15/26	1,005,000	967,313
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,005,000	951,735
Prime Security Services Borrower 144A
9.25% 5/15/23 #	1,851,000	1,984,272
TMS International 144A
7.25% 8/15/25 #	870,000	878,700
United Rentals North America
5.50% 5/15/27	1,890,000	1,873,463
5.875% 9/15/26	1,025,000	1,055,750
WeWork 144A 7.875% 5/1/25 #	1,785,000	1,744,837
		14,802,945
Technology & Electronics – 5.08%
CDK Global 5.875% 6/15/26	3,635,000	3,763,606

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
CommScope Technologies
144A 5.00% 3/15/27 #	2,529,000	$2,440,485
144A 6.00% 6/15/25 #	590,000	611,830
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 #	1,285,000	1,426,350
Infor Software Parent 144A PIK 7.125%
5/1/21 #❆	580,000	589,135
Infor US 6.50% 5/15/22	1,210,000	1,232,445
RP Crown Parent 144A
7.375% 10/15/24 #	1,638,000	1,703,520
		11,767,371
Telecommunications – 4.96%
Level 3 Financing 5.375% 5/1/25	3,024,000	3,031,560
Sprint
7.125% 6/15/24	1,225,000	1,275,531
7.625% 3/1/26	605,000	641,754
7.875% 9/15/23	1,650,000	1,781,769
T-Mobile USA 6.50% 1/15/26	2,219,000	2,330,394
Zayo Group 6.375% 5/15/25	2,330,000	2,429,654
		11,490,662
Utilities – 1.96%
Calpine
5.75% 1/15/25	2,550,000	2,266,313
144A 5.875% 1/15/24 #	1,180,000	1,191,800
Vistra Operations 144A 5.50% 9/1/26 #	1,065,000	1,078,313
		4,536,426
Total Corporate Bonds
(cost $209,961,984)		208,860,717

Loan Agreements – 6.76%
AI Ladder Luxembourg Subco Tranche B
1st Lien 7.02% (LIBOR06M + 4.50%)
7/2/25 ●	1,051,000	1,056,912
Applied Systems 2nd Lien 9.386%
(LIBOR03M + 7.00%) 9/19/25 ●	2,320,000	2,377,172
Blue Ribbon 1st Lien 6.115%
(LIBOR01M + 4.00%) 11/13/21 ●	679,450	643,778
CH Hold 2nd Lien 9.492% (LIBOR01M +
7.25%) 2/1/25 ●	340,000	345,100
Community Health Systems Tranche H
1st Lien 5.563% (LIBOR03M + 3.25%)
1/27/21 ●	595,000	587,563
DG Investment Intermediate Holdings 2
2nd Lien 8.992% (LIBOR01M + 6.75%)
2/1/26 ●	175,000	176,313
Frontier Communications Tranche B1 1st
Lien 6.00% (LIBOR01M + 3.75%)
6/15/24 ●	1,769,340	1,740,036
HVSC Merger Sub 2nd Lien 10.592%
(LIBOR03M + 8.25%) 10/26/25 ●	570,000	571,425
Kronos 2nd Lien 10.593% (LIBOR03M +
8.25%) 11/1/24 ●	1,320,000	1,354,444
Marketo Tranche B 1st Lien 5.593%
(LIBOR03M + 3.25%) 2/7/25 ●	1,306,725	1,310,808
Russell Investments US Institutional
Holdco Tranche B 1st Lien 5.492%
(LIBOR01M + 3.25%) 6/1/23 ●	1,193,037	1,201,239
Solenis International Tranche B 2nd Lien
10.811% (LIBOR03M + 8.50%)
6/18/24 ●	1,200,000	1,185,750
Summit Midstream Partners Holdings
Tranche B 1st Lien 8.242%
(LIBOR01M + 6.00%) 5/21/22 ●	539,467	547,559
Utz Quality Foods 1st Lien 5.742%
(LIBOR01M + 3.50%) 11/21/24 ●	450,765	452,737
Vantage Specialty Chemicals Tranche B
1st Lien 6.268% (LIBOR01M + 4.00%)
10/28/24 ●	615,350	618,555
Verscend Holding Tranche B 1st Lien
6.742% (LIBOR01M + 4.50%)
8/27/25 ●	1,300,000	1,307,312
Visual Comfort Group 2nd Lien 0.796%
(LIBOR01M + 8.00%) 2/28/25 =●	180,143	182,169
Total Loan Agreements
(cost $15,592,931)		15,658,872

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

	Principal
	amount°
Short-Term Investments – 3.22%
Repurchase Agreements – 3.22%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $990,443 (collateralized by US
government obligations
1.181%–2.125%
1/15/19–10/31/19; market value
$1,010,069)	990,263	990,263

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $2,723,706 (collateralized by US
government obligations
0.00%–4.375%
11/15/18–11/15/46; market value
$2,777,689)	2,723,225	$2,723,225
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $3,739,200 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value
$3,813,282)	3,738,512	3,738,512
Total Short-Term Investments
(cost $7,452,000)		7,452,000
Total Value of Securities – 100.22%
(cost $233,092,286)		231,971,589
Liabilities Net of Receivables and Other Assets – (0.22%)		(510,240)
Net Assets Applicable to 47,089,998 Shares Outstanding – 100.00%		$231,461,349
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $108,736,771, which represents 46.98% of the Fund’s net assets.

❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US dollar

See accompanying notes.

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP High Yield Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$208,860,717	$—	$208,860,717
Loan Agreements[1]	—	15,476,703	182,169	15,658,872
Common Stock	—	—	—	—
Short-Term Investments	—	7,452,000	—	7,452,000
Total Value of Securities	$—	$231,789,420	$182,169	$231,971,589

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-5

(Unaudited)

1Security type is valued across multiple levels. The amount attributed to Level 2 investments and Level 3 investments represents the following percentages of the total market value of the security type for the Series. Level 2 investments represent investments with observable inputs or matrix priced investments, while Level 3 investments represent investments without observable inputs:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	98.84%	1.16%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [9/18] 11/18 (652197)	High Yield Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.12% Δ
Australia – 0.49%
Coca-Cola Amatil	34,536	$243,652
		243,652
Canada – 5.04%
Alamos Gold Class A	40,868	187,626
CGI Group Class A †	19,214	1,238,836
Suncor Energy	24,900	963,498
Yamana Gold	54,783	136,570
		2,526,530
China/Hong Kong – 7.86%
CNOOC	553,000	1,094,931
Sinopharm Group Class H	29,598	144,807
Techtronic Industries	206,859	1,321,217
Yue Yuen Industrial Holdings	498,000	1,383,625
		3,944,580
Denmark – 2.38%
Carlsberg Class B	9,971	1,195,980
		1,195,980
France – 18.55%
AXA	49,516	1,330,906
Cie Generale des Etablissements
Michelin	8,960	1,070,990
Kering	2,257	1,209,880
Publicis Groupe	6,056	361,972
Rexel	16,567	248,806
Sanofi	9,073	806,499
Teleperformance	5,191	979,389
TOTAL	19,652	1,274,099
Valeo	12,934	561,637
Vinci	15,330	1,459,865
		9,304,043
Germany – 4.55%
Bayerische Motoren Werke	10,945	987,515
Deutsche Post	36,334	1,295,520
		2,283,035
Indonesia – 2.12%
Bank Rakyat Indonesia Persero	5,024,075	1,062,030
		1,062,030
Italy – 3.27%
Leonardo	60,376	727,633
UniCredit	60,698	913,617
		1,641,250
Japan – 20.20%
East Japan Railway	11,056	1,027,073
ITOCHU	107,635	1,970,435
Matsumotokiyoshi Holdings	23,600	967,928
MINEBEA MITSUMI	98,900	1,793,117
Mitsubishi UFJ Financial Group	236,835	1,478,082
Nippon Telegraph & Telephone	28,718	1,297,138
Nitori Holdings	858	123,051
Toyota Motor	23,643	1,476,387
		10,133,211
Netherlands – 5.18%
ING Groep	75,691	982,862
Koninklijke Philips	35,486	1,616,522
		2,599,384
Republic of Korea – 2.21%
Samsung Electronics	26,450	1,107,597
		1,107,597
Russia – 0.95%
Mobile TeleSystems ADR	55,700	475,121
		475,121
Singapore – 0.98%
United Overseas Bank	24,900	493,246
		493,246
Spain – 1.80%
Banco Santander	179,149	901,788
		901,788
Sweden – 3.94%
Nordea Bank	131,223	1,430,144
Tele2 Class B	45,337	545,836
		1,975,980
Switzerland – 3.06%
Novartis	17,821	1,532,599
		1,532,599
United Kingdom – 14.54%
Imperial Brands	49,630	1,727,810
Meggitt	132,730	979,874
National Grid	21,272	219,423
Playtech	185,416	1,178,147
Rio Tinto	20,647	1,044,158
Shire	19,292	1,162,588
Standard Chartered	118,143	979,977
		7,291,977
Total Common Stock
(cost $45,055,242)		48,712,003

	Principal
	amount°
Short-Term Investments – 2.08%
Repurchase Agreements – 1.34%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $89,050 (collateralized by US
government obligations
1.181%–2.125% 1/15/19–10/31/19;
market value $90,814)	89,033	89,033

NQ-VIP-878 [9/18] 11/18 (652229)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $244,885 (collateralized by US
government obligations
0.00%–4.375% 11/15/18–11/15/46;
market value $249,739)	244,842	$244,842
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $336,187 (collateralized by US
government obligations
0.00%–4.75% 10/11/18–2/15/48;
market value $342,847)	336,125	336,125
		670,000
US Treasury Obligation – 0.74% ≠
US Treasury Bill 1.696% 10/11/18	373,915	373,703
		373,703
Total Short-Term Investments
(cost $1,043,704)		1,043,703
Total Value of Securities Before
Securities Lending
Collateral – 99.20%
(cost $46,098,946)		49,755,706

Securities Lending Collateral – 0.00%
Repurchase Agreements – 0.00%
Bank of Montreal
2.22%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $4 (collateralized by US
government obligations
0.00%–3.375%
11/1/18–9/9/49; market value $4)	4	4
Bank of Nova Scotia
2.24%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $2 (collateralized by US
government obligations
0.125%–2.00%
1/31/20–9/9/49; market value $2)	2	2
Credit Agricole
2.24%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $4 (collateralized by US
government obligations 2.00%
9/9/49; market value $4)	4	4
JP Morgan Securities
2.24%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $4 (collateralized by US
government obligations 1.25%
4/30/19; market value $4)	4	4
Merrill Lynch, Pierce, Fenner & Smith
2.23%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $4 (collateralized by US
government obligations 3.125%
9/9/49; market value $4)	4	4
		18
Total Securities Lending Collateral
(cost $18)		18

Total Value of Securities – 99.20%
(cost $46,098,964)		49,755,724
Obligation to Return Securities Lending Collateral – 0.00%		(18)
Receivables and Other Assets Net of Liabilities – 0.80%		402,372
Net Assets Applicable to 4,072,158 Shares Outstanding – 100.00%		$50,158,078
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP-878 [9/18] 11/18 (652229)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP International Value Equity Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [9/18] 11/18 (652229)	International Value Equity Series-3

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$48,712,003	$—	$48,712,003
Securities Lending Collateral	—	18	18
Short-Term Investments	—	1,043,703	1,043,703
Total Value of Securities	$48,712,003	$1,043,721	$49,755,724

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [9/18] 11/18 (652229)	International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
September 30, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.682% 9/26/33 ●	13,496	$14,644
Total Agency Asset-Backed Security
(cost $13,387)		14,644

Agency Collateralized Mortgage
Obligations – 0.65%
Fannie Mae Connecticut Avenue
Securities
Series 2016-C03 1M1 4.216%
(LIBOR01M + 2.00%) 10/25/28 ●	715,396	723,817
Series 2016-C04 1M1 3.666%
(LIBOR01M + 1.45%) 1/25/29 ●	439,312	442,322
Series 2017-C01 1M1 3.516%
(LIBOR01M + 1.30%) 7/25/29 ●	483,555	486,854
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 6/19/41 ●	11,364	12,365
FDIC Guaranteed Notes Trust
Series 2010-S2 1A 144A 2.756%
(LIBOR01M + 0.50%, Cap 10.00%,
Floor 0.45%) 11/29/37 #●	1,703,451	1,701,183
Freddie Mac REMICs
Series 3067 FA 2.508% (LIBOR01M +
0.35%, Cap 7.00%, Floor 0.35%)
11/15/35 ●	694,007	695,520
Series 3800 AF 2.658% (LIBOR01M +
0.50%, Cap 7.00%, Floor 0.50%)
2/15/41 ●	1,393,945	1,402,220
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 5.066%
(LIBOR01M + 2.85%) 4/25/28 ●	514,294	532,431
Series 2015-HQA1 M2 4.866%
(LIBOR01M + 2.65%) 3/25/28 ●	266,111	270,510
Series 2016-DNA3 M2 4.216%
(LIBOR01M + 2.00%) 12/25/28 ●	337,986	342,422
Series 2016-DNA4 M2 3.516%
(LIBOR01M + 1.30%, Floor 1.30%)
3/25/29 ●	500,000	504,698
Series 2016-HQA2 M2 4.466%
(LIBOR01M + 2.25%) 11/25/28 ●	378,139	386,060
Series 2017-DNA3 M2 4.716%
(LIBOR01M + 2.50%) 3/25/30 ●	450,000	470,874
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	712	798
Series T-58 2A 6.50% 9/25/43 ⧫	15,364	17,194
NCUA Guaranteed Notes Trust
Series 2011-R2 1A 2.521%
(LIBOR01M + 0.40%, Cap 8.00%,
Floor 0.40%) 2/6/20 ●	1,026,574	1,028,117
Total Agency Collateralized Mortgage
Obligations (cost $8,938,909)		9,017,385

Agency Commercial Mortgage-Backed
Securities – 0.48%
Fannie Mae Multifamily Remic Trust
Series 2015-M12 FA 2.409%
(LIBOR01M + 0.34%, Floor 0.34%)
4/25/20 ●	1,509,416	1,508,494
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	125,000	129,919
Series 2012-K22 B 144A
3.812% 8/25/45 #●	1,115,000	1,114,272
Series 2013-K28 C 144A
3.61% 6/25/46 #●	150,000	146,972
Series 2013-K33 C 144A
3.615% 8/25/46 #●	150,000	146,374
Series 2013-K712 B 144A
3.473% 5/25/45 #●	625,000	624,890
Series 2014-K717 B 144A
3.753% 11/25/47 #●	635,000	635,217
Series 2014-K717 C 144A
3.753% 11/25/47 #●	215,000	212,641
Series 2016-K722 B 144A
3.966% 7/25/49 #●	535,000	536,383
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.651%
(LIBOR01M + 0.53%, Cap 8.00%,
Floor 0.53%) 3/9/21 ●	1,525,802	1,516,061
Total Agency Commercial
Mortgage-Backed Securities
(cost $6,639,109)		6,571,223

Agency Mortgage-Backed
Securities – 18.08%
Fannie Mae ARM
3.603% (H15T1Y + 2.137%, Cap
9.909%) 12/1/33 ●	4,520	4,794
3.879% (LIBOR12M + 1.754%, Cap
11.211%) 4/1/36 ●	2,750	2,878
3.921% (LIBOR12M + 1.592%, Cap
9.579%) 9/1/38 ●	311,137	324,080

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae ARM
4.203% (LIBOR12M + 1.525%, Cap
9.533%) 8/1/34 ●	5,510	$5,739
4.308% (LIBOR12M + 1.592%, Cap
11.217%) 8/1/36 ●	6,879	7,271
4.425% (LIBOR12M + 1.705%, Cap
11.272%) 6/1/36 ●	11,075	11,613
4.517% (LIBOR12M + 1.767%, Cap
11.394%) 7/1/36 ●	10,000	10,523
4.564% (LIBOR12M + 1.83%, Cap
10.178%) 8/1/35 ●	1,677	1,762
4.609% (LIBOR12M + 1.859%, Cap
10.109%) 7/1/36 ●	1,785	1,880
Fannie Mae S.F. 30 yr
4.50% 11/1/39	513,188	535,491
4.50% 7/1/40	580,178	600,755
4.50% 8/1/40	140,323	145,712
4.50% 8/1/41	1,364,348	1,424,112
4.50% 10/1/43	1,600,754	1,667,103
4.50% 10/1/44	110,512	115,190
4.50% 2/1/46	40,410,457	42,053,583
4.50% 3/1/46	11,035,468	11,502,384
4.50% 5/1/46	1,069,918	1,108,970
4.50% 7/1/46	1,342,399	1,388,385
4.50% 10/1/46	6,222,725	6,426,909
4.50% 7/1/47	11,697,414	12,077,117
4.50% 11/1/47	11,742,227	12,259,203
4.50% 8/1/48	2,120,199	2,188,675
5.00% 6/1/44	1,350,600	1,439,923
5.00% 7/1/47	4,704,056	5,023,131
5.00% 9/1/48	20,090,046	21,261,033
5.50% 4/1/34	1,351,257	1,466,104
5.50% 3/1/35	36,623	39,100
5.50% 10/1/35	111,110	120,085
5.50% 8/1/37	277,602	300,035
5.50% 1/1/38	557,855	600,371
5.50% 3/1/38	475,790	515,795
5.50% 8/1/38	87,620	94,954
5.50% 8/1/41	963,180	1,049,014
5.50% 9/1/41	631,013	696,730
5.50% 5/1/44	57,798,719	62,572,155
5.50% 8/1/48	1,126,870	1,224,094
6.00% 9/1/36	163,735	181,422
6.00% 6/1/41	2,751,635	3,031,636
6.00% 7/1/41	12,696,173	13,996,713
Freddie Mac ARM
3.525% (LIBOR12M + 1.775%, Cap
11.228%) 10/1/37 ●	34,949	36,572
4.635% (LIBOR12M + 1.885%, Cap
10.044%) 7/1/38 ●	269,799	283,907
4.68% (LIBOR12M + 1.93%, Cap
10.038%) 8/1/38 ●	2,600	2,698
Freddie Mac S.F. 30 yr
4.50% 4/1/39	81,636	84,732
4.50% 5/1/40	3,305,037	3,439,166
4.50% 3/1/42	934,037	974,578
4.50% 8/1/42	9,370,880	9,738,091
4.50% 12/1/43	346,158	360,996
4.50% 8/1/44	271,287	282,413
4.50% 7/1/45	1,849,962	1,933,794
5.00% 12/1/41	527,738	562,634
5.00% 4/1/44	2,040,370	2,173,951
5.00% 12/1/44	738,473	786,450
5.50% 12/1/35	34,863	37,655
5.50% 6/1/41	5,747,149	6,223,368
5.50% 9/1/41	942,875	1,028,093
6.00% 7/1/40	7,159,000	7,927,978
GNMA I S.F. 30 yr
5.50% 2/15/41	316,749	340,726
7.00% 12/15/34	11,262	12,663
GNMA II S.F. 30 yr
5.00% 9/20/46	642,934	681,204
5.00% 7/20/48	779,667	816,350
5.00% 9/20/48	787,000	822,937
5.50% 5/20/37	179,251	190,184
6.00% 2/20/39	188,683	201,475
6.00% 10/20/39	814,314	870,985
6.00% 2/20/40	886,413	950,098
6.00% 4/20/46	258,789	282,470
6.50% 6/20/39	675,807	742,410
Total Agency Mortgage-Backed
Securities (cost $256,228,707)		249,265,002

Corporate Bonds – 38.78%
Banking – 13.90%
Banco Santander 3.50% 4/11/22	3,800,000	3,726,302
Bank of America
3.864% 7/23/24 µ	1,725,000	1,725,663
4.271% 7/23/29 µ	1,550,000	1,548,562
5.625% 7/1/20	7,475,000	7,782,571
Bank of Montreal 3.10% 4/13/21	5,170,000	5,147,821
Bank of New York Mellon
2.95% 1/29/23	2,670,000	2,605,495
3.389% (LIBOR03M + 1.05%)
10/30/23 ●	4,255,000	4,342,399
Barclays
3.20% 8/10/21	1,970,000	1,935,279
7.75%µψ	1,070,000	1,075,350
8.25%µψ	2,085,000	2,105,917
Citibank 3.40% 7/23/21	2,170,000	2,170,252

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank
2.30% 12/3/18	5,285,000	$5,282,862
2.45% 12/4/19	5,065,000	5,029,588
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,437,668
Compass Bank 2.875% 6/29/22	7,155,000	6,906,375
Credit Suisse Group
144A 4.207% 6/12/24 #µ	4,595,000	4,582,930
144A 7.25%#µψ	2,425,000	2,440,156
144A 7.50%#µψ	740,000	763,125
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	2,640,000	2,611,915
Fifth Third Bancorp 2.60% 6/15/22	1,150,000	1,108,186
Fifth Third Bank
2.30% 3/15/19	200,000	199,679
3.35% 7/26/21	1,210,000	1,207,043
3.85% 3/15/26	1,190,000	1,162,787
Goldman Sachs Group
4.223% 5/1/29 µ	2,495,000	2,462,189
6.00% 6/15/20	7,860,000	8,219,028
HSBC Holdings 3.95% 5/18/24 µ	4,305,000	4,278,479
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,558,839
Huntington National Bank 2.50% 8/7/22	1,400,000	1,342,053
JPMorgan Chase & Co.
3.797% 7/23/24 µ	695,000	694,907
4.203% 7/23/29 µ	1,790,000	1,783,348
4.35% 8/15/21	3,870,000	3,969,549
KeyBank
2.30% 9/14/22	1,245,000	1,190,423
2.40% 6/9/22	2,725,000	2,618,581
3.18% 5/22/22	940,000	926,796
Lloyds Banking Group
2.907% 11/7/23 µ	5,325,000	5,084,121
Manufacturers & Traders Trust
2.05% 8/17/20	4,255,000	4,166,591
2.50% 5/18/22	1,445,000	1,394,780
Morgan Stanley
2.75% 5/19/22	260,000	252,314
3.625% 1/20/27	2,145,000	2,060,683
3.772% 1/24/29 µ	1,055,000	1,013,281
5.00% 11/24/25	4,055,000	4,204,128
5.50% 1/26/20	5,300,000	5,459,987
Nationwide Building Society 144A
4.363% 8/1/24 #µ	4,005,000	3,987,054
PNC Bank
2.45% 11/5/20	3,635,000	3,575,655
2.70% 11/1/22	505,000	486,662
PNC Financial Services Group 5.00%µψ	2,705,000	2,701,619
Regions Financial
2.75% 8/14/22	1,090,000	1,051,897
3.80% 8/14/23	1,360,000	1,354,127
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,015,899
Royal Bank of Scotland Group
3.875% 9/12/23	3,340,000	3,248,767
8.625%µψ	2,095,000	2,249,506
Santander UK
2.125% 11/3/20	6,250,000	6,082,527
144A 5.00% 11/7/23 #	2,050,000	2,069,785
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,393,616
SunTrust Banks 4.00% 5/1/25	1,825,000	1,829,787
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,887,837
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	1,795,000	1,735,670
144A 3.00% 4/15/21 #	5,915,000	5,828,970
US Bancorp
2.35% 1/29/21	3,365,000	3,301,434
2.375% 7/22/26	1,230,000	1,114,689
US Bank 3.40% 7/24/23	1,340,000	1,335,007
USB Capital IX 3.50% (LIBOR03M +
1.02%)ψ●	2,220,000	1,986,900
Zions Bancorporation 4.50% 6/13/23	1,770,000	1,783,275
		191,598,685
Basic Industry – 1.06%
Dow Chemical 8.55% 5/15/19	7,185,000	7,430,062
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,461,302
Syngenta Finance
144A 3.933% 4/23/21 #	1,445,000	1,441,805
144A 4.441% 4/24/23 #	3,315,000	3,297,574
		14,630,743
Brokerage – 0.93%
Charles Schwab
3.25% 5/21/21	1,515,000	1,515,652
3.85% 5/21/25	1,605,000	1,617,321
E*TRADE Financial 5.30%µψ	4,765,000	4,721,815
Intercontinental Exchange
3.45% 9/21/23	1,710,000	1,702,787
Jefferies Group 5.125% 1/20/23	3,115,000	3,223,510
		12,781,085
Capital Goods – 1.36%
Allegion US Holding 3.20% 10/1/24	1,500,000	1,403,212
General Dynamics
3.00% 5/11/21	1,000,000	994,841
3.375% 5/15/23	3,665,000	3,666,014
General Electric 2.721% (LIBOR03M +
0.38%) 5/5/26 ●	305,000	291,701
L3 Technologies 3.85% 6/15/23	970,000	973,204
Nvent Finance Sarl 144A
3.95% 4/15/23 #	9,970,000	9,802,455
United Technologies
3.65% 8/16/23	485,000	483,123
4.125% 11/16/28	1,170,000	1,164,512
		18,779,062

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications – 3.66%
American Tower Trust I 144A
3.07% 3/15/23 #	1,575,000	$1,539,491
AT&T
3.514% (LIBOR03M + 1.18%)
6/12/24 ●	5,055,000	5,081,661
144A 4.30% 2/15/30 #	1,125,000	1,083,547
Charter Communications Operating
4.50% 2/1/24	8,670,000	8,716,507
Crown Castle International
5.25% 1/15/23	2,095,000	2,197,660
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,707,597
Deutsche Telekom International Finance
144A 4.375% 6/21/28 #	5,385,000	5,375,836
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,056,598
SBA Tower Trust 144A
2.898% 10/15/19 #	1,520,000	1,516,979
Sprint Spectrum 144A
4.738% 3/20/25 #	1,745,000	1,748,577
Time Warner Entertainment
8.375% 3/15/23	8,635,000	10,002,164
Verizon Communications
2.625% 2/21/20	3,990,000	3,968,121
Vodafone Group 3.75% 1/16/24	4,460,000	4,414,159
		50,408,897
Consumer Cyclical – 2.13%
Dollar Tree
3.70% 5/15/23	4,090,000	4,039,911
4.00% 5/15/25	2,615,000	2,567,278
Ford Motor Credit
3.336% 3/18/21	720,000	710,189
4.14% 2/15/23	4,045,000	3,982,790
General Motors Financial
3.45% 1/14/22	3,095,000	3,056,014
4.15% 6/19/23	1,290,000	1,287,369
4.35% 4/9/25	2,145,000	2,109,292
Hyundai Capital America 144A
2.55% 2/6/19 #	3,000,000	2,995,858
Toyota Motor 3.419% 7/20/23	7,395,000	7,390,931
Toyota Motor Credit 2.95% 4/13/21	1,285,000	1,279,229
		29,418,861
Consumer Non-Cyclical – 4.59%
AbbVie 3.75% 11/14/23	6,835,000	6,808,144
Anheuser-Busch InBev Finance
3.30% 2/1/23	7,600,000	7,510,520
AstraZeneca 3.50% 8/17/23	2,610,000	2,587,326
BAT Capital 144A 2.297% 8/14/20 #	4,630,000	4,539,161
Bayer US Finance II 144A
4.25% 12/15/25 #	2,795,000	2,776,524
Becton Dickinson 3.363% 6/6/24	3,000,000	2,901,354
Bunge Finance 4.35% 3/15/24	2,415,000	2,393,336
Celgene 3.25% 2/20/23	3,965,000	3,886,256
CVS Health
3.35% 3/9/21	4,795,000	4,788,656
3.70% 3/9/23	2,135,000	2,127,606
4.10% 3/25/25	1,045,000	1,043,223
4.30% 3/25/28	1,145,000	1,135,886
General Mills
3.20% 4/16/21	1,475,000	1,466,276
3.70% 10/17/23	990,000	984,905
Halfmoon Parent
144A 3.224% (LIBOR03M + 0.89%)
7/15/23 #●	1,775,000	1,776,257
144A 3.75% 7/15/23 #	1,630,000	1,625,562
144A 4.125% 11/15/25 #	1,650,000	1,647,239
Keurig Dr Pepper
144A 3.551% 5/25/21 #	2,550,000	2,546,969
144A 4.417% 5/25/25 #	1,375,000	1,382,333
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,699,426
Shire Acquisitions Investments Ireland
1.90% 9/23/19	5,675,000	5,615,792
		63,242,751
Electric – 6.37%
AEP Texas 2.40% 10/1/22	5,720,000	5,473,409
Arizona Public Service 2.20% 1/15/20	8,255,000	8,162,458
Ausgrid Finance 144A 3.85% 5/1/23 #	2,265,000	2,252,528
Avangrid 3.15% 12/1/24	3,335,000	3,182,368
CenterPoint Energy 6.125%µψ	2,000,000	2,037,500
Cleveland Electric Illuminating
5.50% 8/15/24	5,210,000	5,637,347
CMS Energy 6.25% 2/1/20	2,945,000	3,061,036
DTE Energy 2.40% 12/1/19	3,350,000	3,319,742
Duke Energy 1.80% 9/1/21	5,640,000	5,393,684
Enel Finance International 144A
2.875% 5/25/22 #	7,275,000	6,924,183
Entergy 4.00% 7/15/22	5,797,000	5,869,104
Entergy Louisiana 4.05% 9/1/23	480,000	490,827
Exelon 2.85% 6/15/20	3,500,000	3,470,521
Exelon Generation 4.25% 6/15/22	1,675,000	1,701,013
Fortis 2.10% 10/4/21	6,715,000	6,419,272
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,766,239
ITC Holdings 2.70% 11/15/22	7,410,000	7,113,232
LG&E & KU Energy 3.75% 11/15/20	470,000	472,102
National Rural Utilities Cooperative
Finance 5.25% 4/20/46 µ	1,000,000	1,026,846
Nevada Power 2.75% 4/15/20	2,110,000	2,104,442
NV Energy 6.25% 11/15/20	2,350,000	2,483,819
PSEG Power 3.85% 6/1/23	2,400,000	2,393,262
Sempra Energy 2.90% 2/1/23	4,240,000	4,095,710
		87,850,644

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy – 2.10%
BP Capital Markets America
3.796% 9/21/25	1,540,000	$1,546,261
3.937% 9/21/28	2,265,000	2,280,850
Enbridge Energy Partners
4.375% 10/15/20	1,095,000	1,111,427
5.20% 3/15/20	225,000	230,621
Energy Transfer Partners
4.20% 9/15/23	1,715,000	1,730,176
Eni 144A 4.00% 9/12/23 #	2,010,000	1,989,254
Kinder Morgan Energy Partners
9.00% 2/1/19	2,215,000	2,258,382
Marathon Oil 2.80% 11/1/22	2,310,000	2,221,943
MPLX 4.875% 12/1/24	3,885,000	4,039,966
ONEOK 7.50% 9/1/23	4,745,000	5,415,171
Sabine Pass Liquefaction
5.625% 3/1/25	2,865,000	3,058,451
5.875% 6/30/26	1,650,000	1,783,950
Williams 4.55% 6/24/24	1,295,000	1,316,902
		28,983,354
Finance Companies – 0.98%
Air Lease 3.00% 9/15/23	2,375,000	2,257,235
Aviation Capital Group 144A
2.875% 1/20/22 #	5,430,000	5,262,949
International Lease Finance
8.625% 1/15/22	5,230,000	5,947,487
		13,467,671
Insurance – 0.47%
AXA Equitable Holdings 144A
3.90% 4/20/23 #	1,985,000	1,972,180
Nuveen Finance 144A 2.95% 11/1/19 #	2,620,000	2,617,038
Willis North America 3.60% 5/15/24	1,965,000	1,911,332
		6,500,550
Natural Gas – 0.13%
NiSource 144A 5.65%#µψ	1,850,000	1,833,813
		1,833,813
REITs – 0.12%
Kilroy Realty 3.45% 12/15/24	1,790,000	1,713,762
		1,713,762
Technology – 0.65%
Analog Devices 2.95% 1/12/21	625,000	619,832
Fiserv 3.80% 10/1/23	2,260,000	2,265,695
Microchip Technology
144A 3.922% 6/1/21 #	1,675,000	1,666,114
144A 4.333% 6/1/23 #	1,815,000	1,805,220
NXP
144A 4.125% 6/1/21 #	2,140,000	2,152,305
144A 4.625% 6/1/23 #	385,000	391,815
		8,900,981
Transportation – 0.33%
Penske Truck Leasing 144A
4.20% 4/1/27 #	2,290,000	2,250,530
Union Pacific 3.50% 6/8/23	1,605,000	1,602,134
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 ⧫	668,439	646,728
		4,499,392
Total Corporate Bonds
(cost $544,344,765)		534,610,251

Municipal Bond – 0.03%
Commonwealth of Massachusetts
5.00% 10/1/25	355,000	412,886
Total Municipal Bond
(cost $436,217)		412,886

Non-Agency Asset-Backed
Securities – 27.74%
Ally Master Owner Trust
Series 2015-2 A1 2.728% (LIBOR01M
+ 0.57%, Floor 0.57%) 1/15/21 ●	1,600,000	1,602,042
American Express Credit Account Master
Trust
Series 2017-2 A 2.608% (LIBOR01M +
0.45%) 9/16/24 ●	10,260,000	10,330,743
Series 2017-5 A 2.538% (LIBOR01M +
0.38%) 2/18/25 ●	2,425,000	2,435,531
Series 2018-5 A 2.498% (LIBOR01M +
0.34%) 12/15/25 ●	13,040,000	13,045,170
Series 2018-7 A 2.518% (LIBOR01M +
0.36%) 2/17/26 ●	7,000,000	7,009,656
Series 2018-9 A 2.592% (LIBOR01M +
0.38%) 4/15/26 ●	5,000,000	5,000,116
ARI Fleet Lease Trust
Series 2018-B A2 144A
3.22% 8/16/27 #	8,000,000	7,999,790
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,254,310
Series 2018-A3 A3 3.10% 12/15/23	3,500,000	3,496,461
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.488% (LIBOR01M +
0.33%, Floor 0.33%) 3/15/23 ●	6,410,000	6,421,498
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.478%
(LIBOR01M + 0.32%) 5/15/23 #●	2,200,000	2,202,838
BMW Vehicle Lease Trust
Series 2016-2 A3 1.43% 9/20/19	648,988	647,187
Cabela’s Credit Card Master Note Trust
Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,734,097
Series 2016-1 A1 1.78% 6/15/22	6,684,000	6,634,107

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
CARDS II Trust
Series 2017-1A A 144A 2.528%
(LIBOR01M + 0.37%) 4/18/22 #●	1,230,000	$1,231,219
CarMax Auto Owner Trust
Series 2018-1 A2B 2.308%
(LIBOR01M + 0.15%) 5/17/21 ●	3,490,398	3,492,109
Chase Issuance Trust
Series 2013-A9 A 2.578% (LIBOR01M
+ 0.42%) 11/15/20 ●	560,000	560,286
Series 2014-A5 A5 2.528%
(LIBOR01M + 0.37%) 4/15/21 ●	882,000	883,499
Series 2016-A1 A 2.568% (LIBOR01M
+ 0.41%) 5/15/21 ●	7,390,000	7,407,007
Series 2016-A3 A3 2.708%
(LIBOR01M + 0.55%) 6/15/23 ●	15,735,000	15,895,521
Series 2017-A1 A 2.458% (LIBOR01M
+ 0.30%) 1/15/22 ●	2,650,000	2,657,897
Series 2017-A2 A 2.558% (LIBOR01M
+ 0.40%) 3/15/24 ●	4,555,000	4,585,534
Series 2018-A1 A1 2.358%
(LIBOR01M + 0.20%) 4/17/23 ●	3,040,000	3,044,265
Chesapeake Funding II
Series 2017-2A A2 144A 2.608%
(LIBOR01M + 0.45%, Floor 0.45%)
5/15/29 #●	2,667,515	2,673,017
Series 2017-4A A2 144A 2.498%
(LIBOR01M + 0.34%) 11/15/29 #●	4,490,434	4,492,563
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.611%
(LIBOR01M + 0.49%) 12/7/23 ●	15,395,000	15,539,567
Series 2017-A5 A5 2.832%
(LIBOR01M + 0.62%, Floor 0.62%)
4/22/26 ●	1,000,000	1,009,928
Series 2017-A7 A7 2.503%
(LIBOR01M + 0.37%) 8/8/24 ●	19,325,000	19,361,157
Series 2018-A2 A2 2.495%
(LIBOR01M + 0.33%) 1/20/25 ●	9,955,000	9,958,941
Series 2018-A4 A4 2.461%
(LIBOR01M + 0.34%) 6/7/25 ●	9,000,000	9,004,015
Discover Card Execution Note Trust
Series 2017-A1 A1 2.648%
(LIBOR01M + 0.49%) 7/15/24 ●	14,770,000	14,893,824
Series 2017-A3 A3 2.388%
(LIBOR01M + 0.23%) 10/17/22 ●	9,025,000	9,038,464
Series 2017-A7 A7 2.518%
(LIBOR01M + 0.36%) 4/15/25 ●	10,490,000	10,520,138
Series 2018-A2 A2 2.488%
(LIBOR01M + 0.33%) 8/15/25 ●	9,375,000	9,363,747
Series 2018-A3 A3 2.388%
(LIBOR01M + 0.23%, Floor 0.23%)
12/15/23 ●	6,920,000	6,921,374
Ford Credit Auto Owner Trust
Series 2015-A C 2.20% 11/15/20	6,000,000	5,977,726
Ford Credit Floorplan Master Owner
Trust A
Series 2015-2 A2 2.728% (LIBOR01M
+ 0.57%, Floor 0.57%) 1/15/22 ●	26,214,000	26,347,136
Series 2017-1 A2 2.578% (LIBOR01M
+ 0.42%) 5/15/22 ●	425,000	426,564
Series 2017-2 A2 2.508% (LIBOR01M
+ 0.35%, Floor 0.62%) 9/15/22 ●	17,200,000	17,230,102
Series 2018-1 A2 2.159% (LIBOR01M
+ 0.28%) 5/15/23 ●	1,225,000	1,225,283
GMF Floorplan Owner Revolving Trust
Series 2017-1 A2 144A 2.728%
(LIBOR01M + 0.57%) 1/18/22 #●	500,000	501,829
Golden Credit Card Trust
Series 2014-2A A 144A 2.608%
(LIBOR01M + 0.45%) 3/15/21 #●	920,000	921,196
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	335,800	331,727
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	1,713,074	1,710,585
Series 2017-C A3 144A
2.12% 2/16/21 #	2,500,000	2,479,930
Series 2018-A A3 144A
2.81% 4/15/21 #	1,300,000	1,295,306
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.858%
(LIBOR01M + 0.70%) 3/17/37 #●	3,436,296	3,426,231
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 2.858%
(LIBOR01M + 0.70%, Floor 0.75%)
5/17/21 #●	2,280,000	2,287,771
Series 2017-AA A 144A 2.458%
(LIBOR01M + 0.30%) 5/16/21 #●	1,000,000	1,001,087
Series 2017-BA A 144A 2.578%
(LIBOR01M + 0.42%) 5/16/22 #●	6,000,000	6,017,882
Series 2018-BA A 144A 2.50%
(LIBOR01M + 0.34%) 5/15/23 #●	2,400,000	2,404,378
MMAF Equipment Finance
Series 2015-AA A5 144A
2.49% 2/19/36 #	1,595,000	1,568,130

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2017-1 A 144A 2.996%
(LIBOR01M + 0.78%) 6/27/22 #●	1,900,000	$1,907,568
Series 2018-1 A 144A 2.798%
(LIBOR01M + 0.63%, Floor 0.63%)
9/25/23 #●	600,000	600,471
Nissan Master Owner Trust Receivables
Series 2016-A A1 2.798% (LIBOR01M
+ 0.64%, Floor 0.65%) 6/15/21 ●	2,790,000	2,799,444
Series 2017-B A 2.588% (LIBOR01M +
0.43%) 4/18/22 ●	2,170,000	2,178,374
Series 2017-C A 2.478% (LIBOR01M +
0.32%) 10/17/22 ●	3,720,000	3,726,303
PFS Financing
Series 2018-A A 144A 2.463%
(LIBOR01M + 0.40%) 2/15/22 #●	610,000	609,949
Series 2018-C A 144A 2.544%
(LIBOR01M + 0.48%) 4/15/22 #●	1,900,000	1,902,736
Popular ABS Mortgage Pass Through
Trust
Series 2006-C A4 2.466% (LIBOR01M
+ 0.25%, Cap 14.00%, Floor 0.25%)
7/25/36 ⧫●	803,738	797,098
Tesla Auto Lease Trust
Series 2018-A A 144A
2.32% 12/20/19 #	2,501,151	2,494,385
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	549,276	540,393
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	624,827	611,911
Toyota Auto Receivables Owner Trust
Series 2017-A A2B 2.228%
(LIBOR01M + 0.07%) 9/16/19 ●	110,151	110,153
Series 2018-A A2B 2.228%
(LIBOR01M + 0.07%) 10/15/20 ●	6,125,000	6,124,999
Series 2018-C A2B 2.278%
(LIBOR01M + 0.12%) 8/16/21 ●	2,500,000	2,500,751
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.008%
(LIBOR01M + 0.85%) 12/15/20 #●	7,415,000	7,422,467
Series 2018-1A A1 144A 2.948%
(LIBOR01M + 0.73%, Floor 0.73%)
3/15/22 #●	250,000	250,000
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	3,500,000	3,475,452
Series 2017-1A A 144A
2.06% 9/20/21 #	4,780,000	4,736,711
Series 2017-3A A1B 144A 2.435%
(LIBOR01M + 0.27%) 4/20/22 #●	11,825,000	11,825,007
Series 2018-1A A1B 144A 2.425%
(LIBOR01M + 0.26%) 9/20/22 #●	5,070,000	5,072,792
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.345%
(LIBOR01M + 0.18%) 7/20/21 ●	1,135,000	1,135,393
Volvo Financial Equipment Master Owner
Trust
Series 2017-A A 144A 2.563%
(LIBOR01M + 0.50%) 11/15/22 #●	15,000,000	15,040,413
Wheels SPV 2
Series 2018-1A A2 144A
3.06% 4/20/27 #	3,145,000	3,141,437
Total Non-Agency Asset-Backed
Securities
(cost $382,538,909)		382,504,688

Non-Agency Collateralized Mortgage
Obligations – 0.55%
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	4,579	4,290
Galton Funding Mortgage Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	623,362	620,480
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	651,044
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	382,964	375,424
Series 2017-4 A1 144A
3.50% 7/25/47 #●	495,348	481,262
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.725%
(LIBOR03M + 0.39%) 1/21/70 #●	5,500,000	5,493,983
Total Non-Agency Collateralized
Mortgage Obligations
(cost $7,655,781)		7,626,483

Non-Agency Commercial
Mortgage-Backed Security – 0.04%
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	781,793	539,437
Total Non-Agency Commercial
Mortgage-Backed Security
(cost $829,088)		539,437

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Sovereign Bond – 1.02%
Japan – 1.02%
Japan Bank for International Cooperation
2.882% (LIBOR03M + 0.57%)
2/24/20 ●	14,030,000	$14,117,623
Total Sovereign Bond
(cost $14,136,025)		14,117,623

Supranational Bank – 0.76%
Inter-American Development Bank
2.133% (LIBOR01M + 0.00%)
10/9/20 ●	10,530,000	10,522,271
Total Supranational Bank
(cost $10,517,860)		10,522,271

US Treasury Obligations – 10.52%
US Treasury Floating Rate Note
2.22% (USBMMY3M + 0.033%)
4/30/20 ●	31,365,000	31,373,647
2.23% (USBMMY3M + 0.043%)
7/31/20 ●	113,035,000	113,052,871
US Treasury Note
2.875% 9/30/23	535,000	533,245
Total US Treasury Obligations
(cost $144,941,954)		144,959,763

	Number of
	shares
Preferred Stock – 0.20%
Morgan Stanley 5.55% µψ	2,500,000	2,569,375
USB Realty 144A 3.486% (LIBOR03M +
1.147%)#ψ●	200,000	180,000
Total Preferred Stock
(cost $2,655,000)		2,749,375

	Principal
	amount°
Short-Term Investments – 2.26%
Repurchase Agreements – 1.38%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $2,523,557 (collateralized by US
government obligations
1.181%–2.125% 1/15/19–10/31/19;
market value $2,573,562)	2,523,099	2,523,099
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $6,939,748 (collateralized by US
government obligations
0.00%–4.375% 11/15/18–11/15/46;
market value $7,077,292)	6,938,522	6,938,522
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $9,527,134 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value $9,715,887)	9,525,379	9,525,379
		18,987,000
US Treasury Obligation – 0.88% ≠
US Treasury Bill 1.696% 10/11/18	12,124,814	12,117,939
		12,117,939
Total Short-Term Investments
(cost $31,104,960)		31,104,939
Total Value of Securities – 101.11%
(cost $1,410,980,671)		1,394,015,970
Liabilities Net of Receivables and Other Assets – (1.11%)★		(15,334,493)
Net Assets Applicable to 144,182,986 Shares Outstanding – 100.00%		$1,378,681,477
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $227,468,114, which represents 16.50% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $2,883,643 cash collateral held at broker for swap contracts as of Sept. 30, 2018.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following swap contract was outstanding at Sept. 30, 2018:

Swap Contract

CDS Contract1

Reference Obligation/		Annual		Upfront		Variation Margin
Termination Date/	Notional	Protection		Payments	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]	(Due to) Brokers
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.29[4] 12/20/22 - Quarterly	27,000,000	5.00%	$(2,161,280)	$(1,593,519)	$(567,761)	$14,928

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $1,962.
4Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BA – Bank of America
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
FDIC – Federal Deposit Insurance Corporation
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
LB – Lehman Brothers
LIBOR – London Interbank Exchange
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 1 Year
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USBMMY03M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes.

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Limited-Term Diversified Income Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-10

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities:	Level 2
Assets:
Agency, Asset- & Mortgage-Backed Securities	$655,538,862
Corporate Debt	534,610,251
Foreign Debt	24,639,894
Municipal Bonds	412,886
US Treasury Obligations	144,959,763
Preferred Stock	2,749,375
Short-Term Investments	31,104,939
Total Value of Securities	$1,394,015,970

Derivatives:*
Liabilities:
Swap Contracts	$(567,761)

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements.

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-862 [9/18] 11/18 (652241)	Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.25%
Diversified REITs – 3.06%
Cousins Properties	267,900	$2,381,631
Vornado Realty Trust	142,643	10,412,939
		12,794,570
Healthcare – 5.56%
Brookdale Senior Living †	2,370,729	23,304,266
		23,304,266
Healthcare REITs – 8.38%
HCP	280,850	7,391,972
Omega Healthcare Investors	120,025	3,933,219
Sabra Health Care REIT	303,425	7,015,186
Welltower	260,225	16,737,672
		35,078,049
Hotel REITs – 7.15%
Host Hotels & Resorts	461,468	9,736,975
MGM Growth Properties Class A	140,375	4,139,659
Park Hotels & Resorts	215,925	7,086,659
RLJ Lodging Trust	152,200	3,352,966
Sunstone Hotel Investors	344,626	5,638,081
		29,954,340
Industrial REITs – 10.17%
Duke Realty	448,725	12,730,328
Prologis	363,570	24,646,410
Rexford Industrial Realty	162,700	5,199,892
		42,576,630
Information Technology REITs – 8.70%
American Tower	32,800	4,765,840
Digital Realty Trust	73,850	8,306,648
Equinix	47,050	20,367,475
SBA Communications †	18,625	2,991,734
		36,431,697
Mall REITs – 8.78%
Macerich	101,825	5,629,904
Simon Property Group	176,153	31,135,043
		36,764,947
Manufactured Housing REITs – 3.88%
Equity LifeStyle Properties	78,753	7,595,727
Sun Communities	85,175	8,648,669
		16,244,396
Mixed REIT – 0.98%
Liberty Property Trust	97,400	4,115,150
		4,115,150
Multifamily REITs – 16.97%
Apartment Investment & Management
Class A	188,700	8,327,331
AvalonBay Communities	102,639	18,593,055
Camden Property Trust	133,950	12,533,701
Equity Residential	251,750	16,680,955
Essex Property Trust	17,321	4,273,264
UDR	263,275	10,644,208
		71,052,514
Office REITs – 8.02%
Alexandria Real Estate Equities	10,300	1,295,637
Boston Properties	61,890	7,618,040
Columbia Property Trust	376,625	8,903,415
Empire State Realty Trust Class A	123,850	2,057,149
Kilroy Realty	113,975	8,170,868
SL Green Realty	56,975	5,556,772
		33,601,881
Self-Storage REITs – 3.81%
CubeSmart	171,975	4,906,447
Extra Space Storage	86,675	7,509,522
Public Storage	17,511	3,530,743
		15,946,712
Shopping Center REITs – 5.34%
Brixmor Property Group	291,150	5,098,037
DDR	299,712	4,013,144
Regency Centers	123,485	7,985,775
Retail Properties of America Class A	241,575	2,944,799
Weingarten Realty Investors	78,482	2,335,624
		22,377,379
Single Tenant REITs – 5.42%
National Retail Properties	171,786	7,699,448
Spirit Realty Capital	574,025	4,626,641
STORE Capital	372,500	10,351,775
		22,677,864
Specialty REITs – 3.03%
GEO Group	135,975	3,421,131
Invitation Homes	403,900	9,253,349
		12,674,480
Total Common Stock
(cost $400,087,270)		415,594,875

	Principal
	amount°
Short-Term Investments – 0.63%
Repurchase Agreements – 0.46%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $253,326 (collateralized by US
government obligations
1.181%–2.125%
1/15/19–10/31/19; market value
$258,346)	253,280	253,280

NQ-VIP- 880 [9/18] 11/18 (652163)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $696,643 (collateralized by US
government obligations
0.00%–4.375%
11/15/18–11/15/46; market value
$710,450)	696,520	$696,520
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $956,376 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value
$975,324)	956,200	956,200
		1,906,000
US Treasury Obligation – 0.17% ≠
US Treasury Bill 1.696% 10/11/18	731,698	731,283
		731,283
Total Short-Term Investments
(cost $2,637,284)		2,637,283

Total Value of Securities – 99.88%
(cost $402,724,554)		418,232,158
Receivables and Other Assets Net of Liabilities – 0.12%		500,190
Net Assets Applicable to 32,496,998 Shares Outstanding – 100.00%		$418,732,348
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-VIP- 880 [9/18] 11/18 (652163)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP REIT Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$415,594,875	$—	$415,594,875
Short-Term Investments	—	2,637,283	2,637,283
Total Value of Securities	$415,594,875	$2,637,283	$418,232,158

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

NQ-VIP- 880 [9/18] 11/18 (652163)	REIT Series-3

(Unaudited)

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [9/18] 11/18 (652163)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.64% ✧
Basic Industry – 8.51%
Berry Global Group †	437,400	$21,165,786
HB Fuller	318,200	16,441,394
Louisiana-Pacific	214,700	5,687,403
Minerals Technologies	85,478	5,778,313
Olin	736,100	18,903,048
Trinseo	271,500	21,258,450
USG †	383,300	16,600,723
Venator Materials †	364,300	3,278,700
		109,113,817
Business Services – 0.98%
Deluxe	116,300	6,622,122
WESCO International †	96,000	5,899,200
		12,521,322
Capital Spending – 8.89%
Altra Industrial Motion	231,870	9,576,231
Atkore International Group	350,200	9,290,806
EnPro Industries	108,800	7,934,784
H&E Equipment Services	273,200	10,321,496
ITT	457,600	28,032,576
KLX †	134,800	8,462,744
MasTec †	559,046	24,961,404
Primoris Services	356,200	8,840,884
Rexnord †	209,800	6,461,840
		113,882,765
Consumer Cyclical – 3.75%
Barnes Group	191,500	13,602,245
Knoll	374,693	8,786,551
Meritage Homes †	343,900	13,721,610
Standard Motor Products	87,701	4,316,643
Tenneco Class A	180,200	7,593,628
		48,020,677
Consumer Services – 9.52%
Asbury Automotive Group	78,300	5,383,125
Cable One	13,800	12,193,818
Caleres	260,000	9,323,600
Cheesecake Factory	170,200	9,112,508
Choice Hotels International	170,000	14,161,000
Cinemark Holdings	267,913	10,770,103
International Speedway Class A	212,100	9,289,980
Meredith	161,250	8,231,813
Sonic	239,500	10,379,930
Steven Madden	160,800	8,506,320
Texas Roadhouse	92,700	6,423,183
UniFirst	52,800	9,168,720
Wolverine World Wide	231,900	9,055,695
		121,999,795
Consumer Staples – 2.50%
Core-Mark Holding	190,869	6,481,911
J&J Snack Foods	63,700	9,611,693
Pinnacle Foods	68,400	4,433,004
Scotts Miracle-Gro Class A	92,900	7,314,017
Spectrum Brands Holdings	56,900	4,251,568
		32,092,193
Energy – 8.17%
Delek US Holdings	281,400	11,939,802
Dril-Quip †	130,300	6,808,175
Helix Energy Solutions Group †	852,000	8,417,760
KLX Energy Services Holdings †	53,920	1,725,979
Oasis Petroleum †	875,100	12,408,918
Patterson-UTI Energy	765,100	13,090,861
Rowan Class A †	642,400	12,096,392
SM Energy	554,300	17,477,079
Southwest Gas Holdings	175,600	13,877,668
Whiting Petroleum †	129,825	6,885,918
		104,728,552
Financial Services – 28.05%
American Equity Investment Life
Holding	503,700	17,810,832
Bank of Hawaii	118,500	9,350,835
Bank of NT Butterfield & Son	70,100	3,635,386
Boston Private Financial Holdings	641,900	8,761,935
Community Bank System	215,500	13,160,585
East West Bancorp	564,636	34,087,075
First Financial Bancorp	533,200	15,836,040
First Hawaiian	358,900	9,747,724
First Interstate BancSystem Class A	279,600	12,526,080
First Midwest Bancorp	525,700	13,978,363
FNB	989,900	12,591,528
Great Western Bancorp	426,200	17,981,378
Hancock Whitney	482,400	22,938,120
Hanover Insurance Group	147,700	18,221,749
Legg Mason	232,000	7,245,360
Main Street Capital (BDC)	182,400	7,022,400
NBT Bancorp	278,200	10,677,316
Prosperity Bancshares	188,200	13,051,670
S&T Bancorp	203,942	8,842,925
Selective Insurance Group	379,500	24,098,250
Stifel Financial	286,800	14,701,368
Umpqua Holdings	729,300	15,169,440
Valley National Bancorp	1,162,100	13,073,625
Webster Financial	391,700	23,094,632
WesBanco	264,500	11,791,410
		359,396,026
Healthcare – 3.70%
Avanos Medical †	174,200	11,932,700
Catalent †	221,300	10,080,215
Service Corp. International	213,200	9,423,440
STERIS	139,398	15,947,131
		47,383,486
Real Estate – 7.40%
Brandywine Realty Trust	821,433	12,912,927
Healthcare Realty Trust	322,600	9,439,276
Highwoods Properties	271,500	12,831,090

NQ-VIP- 884 [10/18] 12/18 (652252)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock ✧ (continued)
Real Estate (continued)
Lexington Realty Trust	1,052,100	$8,732,430
Life Storage	104,000	9,896,640
Outfront Media	660,500	13,176,975
Ramco-Gershenson Properties Trust	573,600	7,800,960
Summit Hotel Properties	661,900	8,955,507
Washington Real Estate Investment
Trust	362,400	11,107,560
		94,853,365
Technology – 11.78%
Cirrus Logic †	150,700	5,817,020
Coherent †	22,800	3,925,932
CommScope Holding †	420,645	12,939,040
MaxLinear Class A †	308,500	6,132,980
NCR †	286,599	8,142,278
NetScout Systems †	240,863	6,081,791
ON Semiconductor †	631,900	11,645,917
PTC †	25,600	2,718,464
Super Micro Computer †	383,300	7,899,813
Synopsys †	233,600	23,035,296
Tech Data †	163,329	11,689,456
Teradyne	398,300	14,729,134
Tower Semiconductor †	432,700	9,415,552
TTM Technologies †	442,712	7,043,548
Viavi Solutions †	536,600	6,085,044
Vishay Intertechnology	673,800	13,711,830
		151,013,095
Transportation – 1.94%
Kirby †	72,600	5,971,350
Saia †	93,750	7,167,187
Werner Enterprises	330,000	11,665,500
		24,804,037
Utilities – 2.45%
ALLETE	119,700	8,978,697
Black Hills	203,100	11,798,079
El Paso Electric	185,400	10,604,880
		31,381,656
Total Common Stock
(cost $856,975,732)		1,251,190,786

	Principal
	amount°
Short-Term Investments – 2.07%
Repurchase Agreements – 1.34%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $2,271,560 (collateralized by US
government obligations
1.181%–2.125%
1/15/19–10/31/19; market value
$2,316,572)	2,271,148	2,271,148
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $6,246,760 (collateralized by US
government obligations
0.00%–4.375%
11/15/18–11/15/46; market value
$6,370,569)	6,245,656	6,245,656
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $8,575,775 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value
$8,745,680)	8,574,196	8,574,196
		17,091,000
US Treasury Obligation – 0.73% ≠
US Treasury Bill 1.696% 10/11/18	9,387,311	9,381,989
		9,381,989
Total Short-Term Investments
(cost $26,473,005)		26,472,989

Total Value of Securities – 99.71%
(cost $883,448,737)		1,277,663,775
Receivables and Other Assets Net of Liabilities – 0.29%		3,706,774
Net Assets Applicable to 31,836,252 Shares Outstanding – 100.00%		$1,281,370,549
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

BDC – Business Development Corporation

See accompanying notes.

NQ-VIP- 884 [10/18] 12/18 (652252)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Small Cap Value Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 884 [10/18] 12/18 (652252)	Small Cap Value Series-3

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,251,190,786	$—	$1,251,190,786
Short-Term Investments	—	26,472,989	26,472,989
Total Value of Securities	$1,251,190,786	$26,472,989	$1,277,663,775

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [10/18] 12/18 (652252)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.63% ✧
Consumer Discretionary – 15.09%
Dollar General	117,099	$12,798,921
eBay †	186,583	6,160,970
Hasbro	112,998	11,878,350
Liberty Global Class A †	89,482	2,588,714
Liberty Global Class C †	390,993	11,010,363
TripAdvisor †	261,996	13,380,136
		57,817,454
Financial Services – 32.84%
Charles Schwab	209,503	10,297,072
CME Group	50,868	8,658,242
Crown Castle International	92,985	10,352,020
Equinix	12,818	5,548,784
Intercontinental Exchange	170,119	12,740,212
KKR & Co. Class A	558,174	15,221,405
Mastercard Class A	98,968	22,031,266
PayPal Holdings †	195,370	17,161,301
Visa Class A	158,374	23,770,354
		125,780,656
Healthcare – 16.72%
Biogen †	54,456	19,239,849
Illumina †	34,235	12,566,299
IQVIA Holdings †	143,827	18,660,115
UnitedHealth Group	51,058	13,583,470
		64,049,733
Industrials – 3.93%
FedEx	62,591	15,071,287
		15,071,287
Technology – 30.05%
Alibaba Group Holding ADR †	35,804	5,899,067
Alphabet Class A †	11,622	14,028,684
Alphabet Class C †	6,091	7,269,426
Applied Materials	198,414	7,668,701
Arista Networks †	38,814	10,319,090
Autodesk †	84,962	13,263,418
Electronic Arts †	88,481	10,661,076
Microsoft	270,730	30,963,390
Take-Two Interactive Software †	108,909	15,028,353
		115,101,205
Total Common Stock
(cost $253,833,043)		377,820,335

	Principal
	amount°
Short-Term Investments – 1.47%
Repurchase Agreements – 0.93%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $473,823 (collateralized by US
government obligations
1.181%–2.125%
1/15/19–10/31/19; market value
$483,212)	473,737	473,737
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $1,303,007 (collateralized by US
government obligations
0.00%–4.375%
11/15/18–11/15/46; market value
$1,328,833	1,302,777	1,302,777
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $1,788,815 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value
$1,824,255)	1,788,486	1,788,486
		3,565,000
US Treasury Obligation – 0.54% ≠
US Treasury Bill 1.696% 10/11/18	2,087,901	2,086,718
		2,086,718
Total Short-Term Investments
(cost $5,651,721)		5,651,718

Total Value of Securities – 100.10%
(cost $259,484,764)		383,472,053
Liabilities Net of Receivables and Other Assets – (0.10%)		(394,679)
Net Assets Applicable to 35,510,113 Shares Outstanding – 100.00%		$383,077,374

NQ-VIP- 888 [9/18] 11/18 (652261)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)

____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP- 888 [9/18] 11/18 (652261)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes

September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP U.S. Growth Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$377,820,335	$—	$377,820,335
Short-Term Investments	—	5,651,718	5,651,718
Total Value of Securities	$377,820,335	$5,651,718	$383,472,053

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-VIP- 888 [9/18] 11/18 (652261)	U.S. Growth Series-3

(Unaudited)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [9/18] 11/18 (652261)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.99%
Consumer Discretionary – 5.68%
Dollar Tree †	269,400	$21,969,570
Lowe’s	218,100	25,042,242
		47,011,812
Consumer Staples – 6.13%
Archer-Daniels-Midland	511,500	25,713,105
Mondelez International Class A	583,100	25,049,976
		50,763,081
Energy – 12.27%
ConocoPhillips	346,400	26,811,360
Halliburton	601,300	24,370,689
Marathon Oil	1,112,657	25,902,655
Occidental Petroleum	297,500	24,445,575
		101,530,279
Financials – 14.13%
Allstate	240,500	23,737,350
American International Group	439,600	23,404,304
Bank of New York Mellon	436,400	22,252,036
BB&T	478,800	23,240,952
Marsh & McLennan	293,700	24,294,864
		116,929,506
Healthcare – 25.29%
Abbott Laboratories	366,000	26,849,760
Cardinal Health	478,500	25,839,000
CVS Health	346,300	27,260,736
Express Scripts Holding †	288,950	27,453,140
Johnson & Johnson	188,200	26,003,594
Merck & Co.	381,800	27,084,892
Pfizer	577,541	25,452,232
Quest Diagnostics	216,500	23,362,515
		209,305,869
Industrials – 9.07%
Northrop Grumman	74,800	23,739,276
Raytheon	123,900	25,605,174
Waste Management	284,400	25,698,384
		75,042,834
Information Technology – 11.96%
CA	547,016	24,150,756
Cisco Systems	557,800	27,136,970
Intel	459,600	21,734,484
Oracle	504,000	25,986,240
		99,008,450
Materials – 2.66%
DowDuPont	342,156	22,004,052
		22,004,052
Real Estate – 2.94%
Equity Residential	366,800	24,304,168
		24,304,168
Telecommunications – 5.89%
AT&T	687,124	23,073,624
Verizon Communications	481,800	25,723,302
		48,796,926
Utilities – 2.97%
Edison International	363,200	24,581,376
		24,581,376
Total Common Stock
(cost $464,358,675)		819,278,353

	Principal
	amount°
Short-Term Investments – 0.85%
Repurchase Agreements – 0.49%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $538,816 (collateralized by US
government obligations
1.181%–2.125% 1/15/19–10/31/19;
market value $549,493)	538,718	538,718
Bank of Montreal
2.12%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $1,481,737 (collateralized by US
government obligations
0.00%–4.375% 11/15/18–11/15/46;
market value $1,511,105)	1,481,475	1,481,475
BNP Paribas
2.21%, dated 9/28/18, to be
repurchased on 10/1/18, repurchase
price $2,034,181 (collateralized by US
government obligations 0.00%–4.75%
10/11/18-2/15/48; market value
$2,074,483)	2,033,807	2,033,807
		4,054,000
US Treasury Obligation – 0.36%≠
US Treasury Bill 1.696% 10/11/18	2,971,961	2,970,276
		2,970,276
Total Short-Term Investments
(cost $7,024,282)		7,024,276

NQ-VIP-872 [9/18] 11/18 (652192)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

Total Value of Securities – 99.84%
(cost $471,382,957)	$826,302,629
Receivables and Other Assets Net of Liabilities – 0.16%	1,290,987
Net Assets Applicable to 25,992,042 Shares Outstanding – 100.00%	$827,593,616
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP-872 [9/18] 11/18 (652192)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Value Series (Series). The Series is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$819,278,353	$—	$819,278,353
Short-Term Investments	—	7,024,276	7,024,276
Total Value of Securities	$819,278,353	$7,024,276	$826,302,629

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-VIP-872 [9/18] 11/18 (652192)	Value Series-3

(Unaudited)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-872 [9/18] 11/18 (652192)	Value Series-4

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: